UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1:	Report(s) to Shareholders.

Annual Report  |  December 31, 2020
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment

California
California’s financial position remains strong despite record unemployment and temporary business closures as the state attempts to contain the spread of the COVID-19 virus.
The state’s enacted fiscal 2021 budget (ending June 30, 2021) reflected expectations that tax revenues would sharply decline in tandem with the economy. However, updated projections reflect unanticipated tax revenue strength, and Governor Newsom’s proposed budget for fiscal 2022 builds upon that strength, reversing cuts to education while replenishing reserves to almost pre-pandemic levels.
Based upon a revised budget forecast, California is estimated to generate revenues of $158 billion in the fiscal year ending June 30, 2021, an amount 22% higher than the original budget approved last June and 13% higher than revenues generated in fiscal 2020. The increase in the revenue forecast is driven by the strength of the stock market and associated capital gains, lower than anticipated unemployment among higher income taxpayers, and steady spending by consumers despite the economic impact of the recession. State personal income and sales and use taxes are the state’s leading revenues and are projected to increase 7% and 6%, respectively, over fiscal 2020 receipts. The revised budget forecast was formed before the federal Coronavirus Response and Relief Supplemental Appropriations Act (CRRSA Act) was approved in December 2020, and thus does not reflect the positive impacts of the Act. The budget does, however, rely on $10 billion of already received federal funds to offset spending for healthcare and other costs.
Governor Newsom has proposed a record $165 billion budget for fiscal 2022. The budget projects revenues to increase a modest 2% in fiscal 2022 and proposes increased spending for fiscal 2021 and fiscal 2022 based on revised current year revenue estimates. Key spending proposals for fiscal 2022 and the remainder of fiscal 2021 include repaying $9 billion of deferred state aid to schools and community colleges, providing over $2 billion of one-time supplemental funds to schools, and increasing aid for individuals and businesses disproportionately impacted by the COVID-19 pandemic. Whereas the enacted fiscal 2021 budget anticipated drawing down reserves by nearly $8 billion, the increase in forecasted revenue is expected to enable the state to increase reserves by $6 billion over fiscal 2020 levels. The state projects it will end fiscal 2022 with reserves of $25 billion, nearly comparable to its pre-pandemic peak.
The favorable revenue picture is in stark contrast to the state’s high level of unemployment. California’s unemployment rate jumped from 3.9% in February 2020 to 16.4% in April following the imposition of statewide shelter-in-place orders and the temporary closure of many businesses. The unemployment rate declined to 8.1% by November 2020 as businesses reopened, but remained well above the national average of 6.7%. Areas that are highly dependent on tourism and entertainment have been the hardest hit, as many businesses that cater to tourists remained closed or severely capacity constrained throughout most of 2020 in an effort to contain the spread of the COVID-19 virus.
Local governments in California are expected to be impacted differently based on their sources of revenue. California counties are highly dependent on property taxes, which are not as economically sensitive as many other types of revenues. California cities generally derive their revenues from property taxes and a wide variety of taxes and fees, such as sales and use taxes and hotel taxes that are more economically sensitive. California school districts and community college districts receive their revenue from a combination of property taxes and state aid. School districts and community college districts are expected to benefit in the near term from higher state aid as well as federal stimulus funds targeted for education.
California’s credit quality remains strong. At the end of the reporting period, the state’s general obligation ratings were Aa2 by Moody’s Investors Service, AA- from S&P Global Ratings, and AA from Fitch Ratings. All three rating agencies maintained stable outlooks on their ratings.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State continues to contend with the significant economic fallout from the COVID-19 pandemic. Absent substantial federal aid, the State would have to resort to deep expenditure cuts and tax increases to remedy its operating deficits.
While New York’s economy was effectively shut down in spring 2020 following the public health restrictions related to the onset of the COVID-19 pandemic, the State saw a partial rebound in its financial position in the second half of 2020. However, the unemployment rate remains elevated and the State has only recovered about half of the jobs lost in March and April of 2020. New York now projects a $4.8 billion budget shortfall in the current fiscal year that ends on March 31, 2021, which it plans to remedy by reducing funding for local governments and Medicaid and exhausting the remaining federal coronavirus relief fund allocation.
New York faces a $10.2 billion revenue shortfall in fiscal 2022, which represents a very large 13% of total revenues. The timing and amount of additional federal aid, if any, will ultimately determine the level of spending cuts and tax increases that are needed to balance the budget. Though the Governor has asked for $15 billion of additional federal assistance, his baseline plan is more conservative, assuming only $3 billion in federal aid, and he plans to close the remaining $7.2 billion budget gap through cuts to funding for education, Medicaid, and local governments, departmental savings, FEMA reimbursements, use of reserves, and raising taxes for the highest earners. The proposed tax increases would bring the combined state and local personal income tax rate to 14.7% in New York City for taxpayers with income over $5 million, the highest in the country. However, if federal aid were to be approved at the requested $15 billion amount, the State would be able to reverse the tax hike and restore the spending reductions, all of which would help boost the State’s economic recovery. The State is hopeful that the new administration and the new Congress will be more amenable to providing direct support to replace lost tax receipts for states and local governments.
The Governor’s proposed budget will reduce the State’s reserves, diminishing its financial flexibility going forward. The State’s fund balance is projected to decrease 21% to $5.7 billion in fiscal 2022, which is equal to a narrow 7% of disbursements. Moreover, the State’s $13.4 billion reserve funded from extraordinary legal settlements, which have been used for capital projects and operations in the last six years, will also be almost depleted. The balance is projected to total just $2.2 billion in fiscal 2022 and to be eliminated by fiscal 2025, which will further pressure the State’s finances.
Many New Yorkers have adapted to remote work arrangements during the COVID-19 pandemic. However, if that shift becomes permanent, it could have significant economic implications for both the State and City of New York. Telework could intensify outmigration pressure to more affordable locations outside New York. The State would be most affected by the loss of income and sales tax revenues and the City by personal income and sales tax revenues, as well as a decline in property tax and real estate transfer tax revenues.
Other New York State local governments, including cities and counties, continue to grapple with cuts in state aid and lower local revenues (sales tax and personal income tax) due to reduced economic activities. This has required local governments to pare down their own budgets to maintain financial stability. School districts have fared better, as there has been dedicated federal COVD-19 relief money for K-12 education that partially offsets the reduction in state funding. In fact, many New York school districts will receive more funding in fiscal 2022 than in prior years.
The State’s economic outlook remains highly uncertain. Recovery is closely tied to the course of the COVID-19 pandemic. However, widespread inoculation should help accelerate the State’s economic growth. Assuming vaccines will become widely available in the latter part of 2021, the New York State Department of Budget’s latest update projects a 5.4% growth in employment in the 2021 calendar year and a 6.1% increase in wages in fiscal 2022.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa2 by Moody’s Investor Service and AA+ by both Fitch Ratings and S&P Global Ratings. Moody’s Investor Service downgraded the State’s rating by one notch to Aa2 from Aa1 in October 2020 and changed its outlook to stable from negative, citing the COVID-19 pandemic’s adverse impact on the State’s revenues and the erosion of its reserves. S&P Global Ratings and Fitch Ratings have negative outlooks for the State, reflecting the economic uncertainty brought on by the pandemic.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a volatile one for muni money market securities. In the first two months of the year, as the short-term U.S. Treasury yield curve became increasingly inverted—reflecting expectations of lower rates throughout 2020—demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. The Fed also responded with a variety of measures designed to boost liquidity in prime and muni money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and muni money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Demand for muni money market funds declined in the second half of the reporting period as many investors shifted to higher-yielding options. Despite the resulting decline in demand from traditional muni money market funds for muni money market securities, supply for tax-exempt money market securities became somewhat constrained as non-traditional buyers, like taxable money market funds and tax-exempt bond funds, found value in short-term muni securities. Supply was further restricted as some issuers normally prevalent in the tax-exempt universe opted instead to issue taxable securities as a way to increase flexibility. As a result, SIFMA yields trended sharply lower over the remainder of the year, ending the reporting period at 0.09%.
Outside the U.S., major central banks reduced their policy rates or maintained already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 32 days and ending it at 35 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 21 days in April, May, and June and a high of 46 days in September.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.18%	-0.03%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a volatile one for muni money market securities. In the first two months of the year, as the short-term U.S. Treasury yield curve became increasingly inverted—reflecting expectations of lower rates throughout 2020—demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. The Fed also responded with a variety of measures designed to boost liquidity in prime and muni money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and muni money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Demand for muni money market funds declined in the second half of the reporting period as many investors shifted to higher-yielding options. Despite the resulting decline in demand from traditional muni money market funds for muni money market securities, supply for tax-exempt money market securities became somewhat constrained as non-traditional buyers, like taxable money market funds and tax-exempt bond funds, found value in short-term muni securities. Supply was further restricted as some issuers normally prevalent in the tax-exempt universe opted instead to issue taxable securities as a way to increase flexibility. As a result, SIFMA yields trended sharply lower over the remainder of the year, ending the reporting period at 0.09%.
Outside the U.S., major central banks reduced their policy rates or maintained already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 31 days and ending it at 32 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 21 days in April and a high of 40 days in June and July.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	32 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.03%
Seven-Day Yield (without waivers)[3]	-0.16%	-0.01%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.03%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.05%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 8.82%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[2]
Schwab California Municipal Money Fund
Investor Shares[3]
Actual Return	0.19%	$1,000.00	$1,000.10	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97
Ultra Shares[3,4,5]
Actual Return	0.16%	$1,000.00	$1,000.10	$0.43
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.30	$0.81
Schwab New York Municipal Money Fund
Investor Shares[3]
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.94	$1.17
Ultra Shares[4,5]
Actual Return	0.19%	$1,000.00	$1,000.20	$0.51
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
[3]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[4]	Actual expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 99 days of the period (from commencement of operations on 9/24/20 through 12/31/20), and divided by 366 days of the fiscal year.
[5]	Hypothetical expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 366 days of the fiscal year
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Schwab Municipal Money Funds  |  Annual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	1.10%	1.10% [4]	0.45%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [5],[6]	0.35%	0.35%	0.42% [7]	0.33% [5]
Gross operating expenses	0.46%	0.49%	0.49%	0.53%	0.55%
Net investment income (loss)	0.37%	1.08%	1.12%	0.48%	0.12%
Net assets, end of period (x 1,000,000)	$3,405	$6,168	$5,526	$1,453	$784

Ultra Shares	9/24/20 [8]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Distributions from net realized gains	(0.00) [3]
Total distributions	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.01% [9]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.16% [5],[10]
Gross operating expenses	0.20% [10]
Net investment income (loss)	0.01% [10]
Net assets, end of period (x 1,000,000)	$375
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
6
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 5)
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Commencement of operations.
9
Not annualized.
10
Annualized.
11
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 44.9% of net assets
California 44.9%
California
GO Bonds		5.00%		02/01/21	400,000	401,426
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.19%		02/03/21	30,800,000	30,800,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.18%		02/16/21	27,690,000	27,690,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.17%		01/13/21	23,900,000	23,900,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.18%		02/04/21	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.16%		02/11/21	10,340,000	10,340,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.15%		03/02/21	11,000,000	11,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.16%		03/11/21	6,790,000	6,790,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.18%		02/10/21	15,000,000	15,000,000
Refunding GO Bonds Series 2012		4.00%		02/01/21	250,000	250,712
California Dept of Water Resources
Power Supply RB Series 2011N (ESCROW)		5.00%		05/01/21	2,755,000	2,793,954
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.20%		01/20/21	9,777,000	9,777,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		02/01/21	25,470,000	25,470,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.18%		02/03/21	15,261,000	15,261,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.17%		01/05/21	12,234,000	12,234,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.19%		01/08/21	7,697,000	7,697,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.20%		01/20/21	34,531,000	34,531,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.18%		01/21/21	12,299,000	12,299,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.19%		01/28/21	19,000,000	19,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.18%		02/08/21	47,347,000	47,347,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.17%		02/09/21	14,050,000	14,050,000
California Educational Facilities Auth
CP (Stanford Univ)		0.21%		03/02/21	9,500,000	9,500,000
CP (Stanford Univ)		0.21%		03/03/21	2,375,000	2,375,000
CP Notes (Stanford Univ) Series S-4		0.20%		08/10/21	15,000,000	15,000,000
RB (Stanford Univ) Series S3		0.20%		08/16/21	30,000,000	30,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.24%		02/09/21	35,000,000	35,000,000
RB (Kaiser Permanente) Series 2006E		0.26%		05/13/21	9,220,000	9,220,000
12
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Stanford Hospital) Series 2008B2-1		0.30%		03/02/21	15,000,000	15,000,000
Refunding RB (Stanford Hospital) Series 2008B2-2		0.24%		05/05/21	18,525,000	18,525,000
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.45%		07/01/21	41,800,000	41,801,364
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.26%		04/06/21	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2004K		0.24%		03/03/21	6,400,000	6,400,000
RB (Kaiser Permanente) Series 2004K		0.26%		05/11/21	1,800,000	1,800,000
RB (Kaiser Permanente) Series 2004K		0.26%		05/13/21	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		0.22%		02/03/21	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2006D		0.22%		06/09/21	20,600,000	20,600,000
RB (Kaiser Permanente) Series 2008C		0.21%		06/09/21	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B-1		0.22%		02/03/21	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		0.22%		06/09/21	6,600,000	6,600,000
RB (Kaiser Permanente) Series 2009B4		0.24%		03/09/21	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		0.24%		03/09/21	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B6		0.24%		03/09/21	9,250,000	9,250,000
Contra Costa Water District
Extendible CP		0.22%	02/03/21	07/09/21	33,000,000	33,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.17%	03/03/21	08/27/21	10,000,000	10,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.18%		01/06/21	10,000,000	10,000,000
Fresno Cnty
TRAN 2020-2021		5.00%		06/30/21	10,000,000	10,226,210
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.23%		01/04/21	30,500,000	30,500,000
Los Angeles
TRANS Series 2020		4.00%		06/24/21	69,020,000	70,219,243
Los Angeles Cnty
TRAN Series 2020-2021A		4.00%		06/30/21	40,000,000	40,739,071
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.17%		03/02/21	2,830,000	2,830,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.18%		01/06/21	10,000,000	10,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.18%		01/07/21	500,000	500,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.17%		03/02/21	5,950,000	5,950,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		0.18%		01/07/21	6,400,000	6,400,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BARCLAYS BANK PLC)		0.18%		01/06/21	5,500,000	5,500,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BARCLAYS BANK PLC)		0.18%		01/11/21	12,667,000	12,667,000
Los Angeles Dept of Airports
Sub Revenue CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.17%		02/17/21	11,450,000	11,450,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		0.16%		01/06/21	8,249,000	8,249,000
13
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub Revenue CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.19%		02/17/21	26,232,000	26,232,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		0.18%		01/06/21	2,000,000	2,000,000
Los Angeles Metropolitan Transportation Auth
Sub Sales Tax Revenue CP Series R-BOFA (LOC: BANK OF AMERICA NA)		0.20%		02/05/21	7,310,000	7,310,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.16%		02/03/21	2,000,000	2,000,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.18%		02/03/21	17,500,000	17,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.25%		05/27/21	3,000,000	3,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.18%		02/03/21	12,400,000	12,400,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.19%		02/16/21	2,500,000	2,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.14%		03/03/21	9,000,000	9,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.14%		03/09/21	2,500,000	2,500,000
Los Angeles USD
GO Bonds Series 2016A		4.00%		07/01/21	275,000	279,882
Napa Valley USD
TRAN 2020-2021		4.00%		02/26/21	5,000,000	5,026,749
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.18%		01/05/21	41,075,000	41,075,000
CP Series A (LOC: BANK OF AMERICA NA)		0.18%		01/05/21	20,000,000	20,000,000
Riverside Cnty
2020 Series A Teeter Obligation Notes		0.50%		10/21/21	12,000,000	12,021,833
TRAN Series 2020		4.00%		06/30/21	47,300,000	48,148,948
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.16%		02/04/21	44,688,000	44,688,000
Sub Sales Tax Revenue Notes Series 2018A		4.00%		04/01/21	1,330,000	1,338,922
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.16%		03/04/21	20,000,000	20,000,000
CP Series 10 (LIQ: BANK OF THE WEST)		0.15%		03/05/21	23,900,000	23,900,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.18%		01/12/21	25,000,000	25,000,000
Extendible CP Series 1		0.21%	02/09/21	08/02/21	27,500,000	27,500,000
Extendible CP Series 1		0.18%	03/04/21	08/27/21	5,231,000	5,231,000
Extendible CP Series 1		0.17%	03/24/21	09/03/21	12,500,000	12,500,000
San Diego Housing Auth
M/F Housing RB (Hillside View Apts) Series 2018G1 (ESCROW)		0.22%		06/01/21	6,750,000	6,750,000
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		0.19%		01/13/21	10,945,000	10,945,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.25%		02/01/21	9,727,000	9,727,000
San Francisco Airport Commission
CP Notes Series A6 (LOC: BANK OF AMERICA NA)		0.20%		03/18/21	3,913,000	3,913,000
CP Notes Series B6 (LOC: BANK OF AMERICA NA)		0.19%		03/18/21	31,465,000	31,465,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.18%		01/27/21	37,145,000	37,145,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.18%		01/27/21	78,144,000	78,144,000
14
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.18%		01/13/21	26,160,000	26,160,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.19%		01/13/21	63,225,000	63,225,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		0.22%		02/09/21	33,018,000	33,018,000
Santa Barbara USD
TRAN 2020-2021		3.00%		06/30/21	4,450,000	4,510,335
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		0.16%		03/03/21	8,100,000	8,100,000
Southern California Metropolitan Water District
GO Refunding Bonds Series 2014A		5.00%		03/01/21	1,150,000	1,157,499
Water Refunding RB Series 2018B		5.00%		01/01/21	250,000	250,000
Univ of California
CP Notes Series 2009A		0.16%		01/06/21	14,000,000	14,000,000
CP Notes Series 2009A		0.17%		02/03/21	8,500,000	8,500,000
CP Notes Series 2009A		0.19%		02/03/21	2,700,000	2,700,000
CP Notes Series 2009A		0.16%		03/03/21	15,540,000	15,540,000
General RB Series 2011AB		5.00%		05/15/21	100,000	101,668
Medical Center Pooled RB Series 2016L		5.00%		05/15/21	135,000	137,262
Ventura Cnty
TRAN Series 2020-2021		4.00%		06/30/21	34,000,000	34,626,930
West Basin Municipal Water District
CP (LOC: BANK OF THE WEST)		0.21%		02/02/21	9,000,000	9,000,000
Western Placer USD
TRAN Series 2020		5.00%		06/30/21	7,000,000	7,162,942
Total Fixed-Rate Municipal Securities
(Cost $1,698,864,950)						1,698,864,950

Variable-Rate Municipal Securities 53.9% of net assets
California 53.9%
ABAG Finance Auth
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.07%		01/07/21	930,000	930,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	0.11%		01/07/21	660,000	660,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	0.19%		01/07/21	2,855,000	2,855,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	0.19%		01/07/21	2,685,000	2,685,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	0.19%		01/07/21	825,000	825,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	0.19%		01/07/21	1,690,000	1,690,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	a	0.12%		01/07/21	770,000	770,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	0.12%		01/07/21	1,490,000	1,490,000
Antelope Valley CCD
GO Bonds Series 2016 B (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	1,600,000	1,600,000
15
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	10,365,000	10,365,000
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	5,310,000	5,310,000
Berryessa USD
GO Bonds Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,960,000	5,960,000
Blackrock MuniYield California Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.16%		01/07/21	1,800,000	1,800,000
Blackrock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.16%		01/07/21	1,800,000	1,800,000
California
GO Bonds (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	7,635,000	7,635,000
GO Bonds (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	1,875,000	1,875,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	15,720,000	15,720,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,770,000	4,770,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	4,000,000	4,000,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	b,c	0.26%	01/07/21	03/18/21	11,440,000	11,440,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	a	0.06%		01/07/21	9,350,000	9,350,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.05%		01/07/21	910,000	910,000
GO Bonds Series 2004B3 (LOC: CITIBANK NA)	a	0.05%		01/04/21	5,350,000	5,350,000
GO Bonds Series 2004B5 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.05%		01/04/21	2,550,000	2,550,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	4,640,000	4,640,000
GO Refunding Bonds (LIQ: CREDIT SUISSE AG)	b,c	0.11%		01/07/21	10,700,000	10,700,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	7,650,000	7,650,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	5,190,000	5,190,000
GO Refunding Bonds Series 2007 (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	4,000,000	4,000,000
Refunding GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,220,000	2,220,000
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,670,000	6,670,000
RB (Pepperdine Univ) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	5,280,000	5,280,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.10%		01/07/21	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	b,c	0.09%		01/07/21	3,300,000	3,300,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	0.19%		01/07/21	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	0.19%		01/07/21	9,185,000	9,185,000
16
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b,c	0.24%	01/07/21	05/03/21	2,190,000	2,190,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	14,110,000	14,110,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	8,000,000	8,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	3,840,000	3,840,000
RB (Sutter Health) Series 2007A&2016A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	2,250,000	2,250,000
RB (Sutter Health) Series 2011D (ESCROW) (LIQ: CITIBANK NA)	b,c	0.17%		01/07/21	4,000,000	4,000,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.19%		01/07/21	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.19%		01/07/21	3,065,000	3,065,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.17%		01/07/21	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.19%		01/07/21	12,470,000	12,470,000
California HFA
Home Mortgage RB Series 2005A (LOC: MUFG BANK LTD)	a	0.16%		01/07/21	16,225,000	16,225,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	11,250,000	11,250,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	0.19%		01/07/21	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	0.35%		01/07/21	9,345,000	9,345,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	4,300,000	4,300,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,910,000	5,910,000
Refunding RB (J Paul Getty Trust) Series 2020A2 (SIFMA Municipal Swap Index - 0.05%)		0.04%	01/07/21	04/01/21	10,000,000	9,950,151
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	a	0.10%		01/04/21	30,395,000	30,395,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	a	0.11%		01/07/21	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	0.19%		01/07/21	7,160,000	7,160,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	0.15%		01/07/21	6,000,000	6,000,000
17
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	0.21%		01/07/21	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	0.19%		01/07/21	6,090,000	6,090,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	a	0.15%		01/07/21	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	0.21%		01/07/21	600,000	600,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	0.13%		01/07/21	2,500,000	2,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	a,b	0.11%		01/07/21	19,750,000	19,750,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.13%		01/07/21	1,000,000	1,000,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	0.21%		01/07/21	1,235,000	1,235,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	3,750,000	3,750,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	a	0.06%		01/04/21	12,110,000	12,110,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	a	0.06%		01/04/21	2,405,000	2,405,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	6,570,000	6,570,000
RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	7,715,000	7,715,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	0.17%		01/07/21	3,890,000	3,890,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	0.15%		01/07/21	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		01/07/21	4,200,000	4,200,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	1,925,000	1,925,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	5,500,000	5,500,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	2,920,000	2,920,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	0.11%		01/07/21	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	0.12%		01/07/21	5,540,000	5,540,000
18
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	a	0.12%		01/07/21	2,370,000	2,370,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	16,845,000	16,845,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	0.15%		01/07/21	15,650,000	15,650,000
MF Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	5,300,000	5,300,000
RB (Sutter Health) Series 2007A,2008B,2008C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.19%		01/07/21	4,315,000	4,315,000
Refunding RB (Trinity Health) Series 2011CA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	0.17%		01/07/21	12,215,000	12,215,000
Chino Valley USD
GO Bonds Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	7,405,000	7,405,000
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	7,500,000	7,500,000
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,000,000	2,000,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	11,790,000	11,790,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW) (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	7,800,000	7,800,000
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Corona-Norco USD
GO Refunding Bonds Series 2015 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	4,500,000	4,500,000
East Bay Municipal Utility District
Water RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,500,000	2,500,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	0.10%		01/07/21	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	0.10%		01/07/21	50,830,000	50,830,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.10%		01/07/21	25,500,000	25,500,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	a	0.07%		01/04/21	11,900,000	11,900,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	0.11%		01/07/21	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.06%		01/04/21	1,600,000	1,600,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		01/07/21	3,415,000	3,415,000
19
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	17,100,000	17,100,000
Glendale Community College Dist
GO Bonds Series B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,500,000	3,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	0.11%		01/07/21	23,500,000	23,500,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	4,160,000	4,160,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		01/07/21	9,205,000	9,205,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	11,625,000	11,625,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,456,000	5,456,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	2,000,000	2,000,000
RB Series 2019A (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	2,975,000	2,975,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		01/07/21	12,000,000	12,000,000
GO Bonds Series E (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	4,000,000	4,000,000
GO Bonds Series F (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	6,430,000	6,430,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,715,000	8,715,000
Los Angeles
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,510,000	2,510,000
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b,c	0.24%	01/07/21	06/01/21	5,000,000	5,000,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	9,880,000	9,880,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	7,450,000	7,450,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	2,665,000	2,665,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	9,555,000	9,555,000
20
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	b,c	0.16%		01/07/21	8,770,000	8,770,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	0.16%		01/07/21	1,460,000	1,460,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	21,885,000	21,885,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	2,500,000	2,500,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	40,285,000	40,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	24,805,000	24,805,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF THE WEST)	a	0.04%		01/07/21	11,520,000	11,520,000
Power System RB Series 2002A3 (LIQ: BANK OF AMERICA NA)	a	0.07%		01/04/21	500,000	500,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	9,525,000	9,525,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	1,000,000	1,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	4,600,000	4,600,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	4,800,000	4,800,000
Water System RB Series 2011A & 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	9,975,000	9,975,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	7,310,000	7,310,000
Water System RB Series 2014A (LIQ: BANK OF AMERICA NA)	b,c	0.11%		01/07/21	6,850,000	6,850,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,700,000	8,700,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	1,875,000	1,875,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.00%		01/07/21	1,110,000	1,110,000
Los Angeles USD
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	b,c	0.11%		01/07/21	1,570,000	1,570,000
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	10,440,000	10,440,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		01/07/21	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	4,000,000	4,000,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.13%		01/07/21	15,000,000	15,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	0.18%		01/07/21	55,500,000	55,500,000
Variable Rate Demand Preferred Shares Series 2 (LOC: CITIBANK NA)	a,b	0.16%		01/07/21	19,500,000	19,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	11,000,000	11,000,000
21
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	a,b	0.18%		01/07/21	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	52,400,000	52,400,000
Oakland
GO Bonds Series 2020B1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	9,000,000	9,000,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	5,000,000	5,000,000
Oxnard UHSD
GO Bonds Series A (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	7,200,000	7,200,000
Palomar CCD
GO Bonds Series C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	7,500,000	7,500,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	2,450,000	2,450,000
Pomona USD
GO Bonds Series 2020D (LIQ: ROYAL BANK OF CANADA)	b,c	0.11%		01/07/21	9,445,000	9,445,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b,c	0.24%	01/07/21	04/01/21	2,300,000	2,300,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	6,000,000	6,000,000
San Bernardino CCD
GO Bonds Series 2008D (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	1,750,000	1,750,000
GO Refunding Bonds Series 2013A (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	8,000,000	8,000,000
San Bernardino Cnty
Mortgage Refunding RB (Mountain View Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		01/07/21	1,450,000	1,450,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.06%		01/07/21	7,000,000	7,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	a	0.13%		01/07/21	750,000	750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: MUFG BANK LTD)	a	0.11%		01/07/21	2,700,000	2,700,000
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	16,000,000	16,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	b,c	0.09%		01/07/21	11,520,000	11,520,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	8,000,000	8,000,000
San Francisco
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	a	0.12%		01/07/21	2,975,000	2,975,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	0.25%		01/07/21	12,000,000	12,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	a	0.06%		01/07/21	1,200,000	1,200,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	40,740,000	40,740,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	11,305,000	11,305,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	b,c	0.24%		01/07/21	29,365,000	29,365,000
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.32%		01/07/21	7,110,000	7,110,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	a	0.10%		01/07/21	9,845,000	9,845,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	2,650,000	2,650,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,700,000	5,700,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.13%		01/07/21	8,685,000	8,685,000
Water RB Series 2011A (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	0.10%		01/07/21	20,990,000	20,990,000
Water RB Series 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	4,430,000	4,430,000
Water RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	8,000,000	8,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%		01/07/21	7,500,000	7,500,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.16%		01/07/21	795,000	795,000
San Jose USD
GO Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	1,000,000	1,000,000
GO Bonds Series 2018E (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.13%		01/07/21	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,230,000	2,230,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	2,985,000	2,985,000
23
Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	0.20%		01/07/21	6,017,000	6,017,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	0.12%		01/07/21	3,576,000	3,576,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.25%)		0.34%	01/07/21	06/21/21	13,000,000	13,000,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.25%)		0.34%	01/07/21	06/21/21	13,000,000	13,000,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.25%)		0.34%	01/07/21	06/21/21	16,000,000	16,000,000
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	a	0.07%		01/04/21	1,500,000	1,500,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	9,965,000	9,965,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.06%		01/04/21	4,125,000	4,125,000
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		01/07/21	6,000,000	6,000,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,145,000	8,145,000
Univ of California
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	2,685,000	2,685,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	0.09%		01/07/21	12,000,000	12,000,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,975,000	5,975,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,600,000	7,600,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	4,800,000	4,800,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	0.11%		01/07/21	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	0.13%		01/07/21	4,175,000	4,175,000
Westminster SD
GO Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	16,486,000	16,486,000
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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.11%		01/07/21	5,483,000	5,483,000
Total Variable-Rate Municipal Securities
(Cost $2,037,318,151)						2,037,318,151
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,567,155,000 or 41.5% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$3,736,183,101
Cash		32,821,682
Receivables:
Fund shares sold		16,313,701
Interest		5,747,564
Prepaid expenses	+	37,358
Total assets		3,791,103,406
Liabilities
Payables:
Investments bought		2,424,413
Investment adviser and administrator fees		523,081
Shareholder service fees		445
Independent trustees’ fees		418
Fund shares redeemed		8,115,752
Distributions to shareholders		69,455
Accrued expenses	+	258,075
Total liabilities		11,391,639
Net Assets
Total assets		3,791,103,406
Total liabilities	–	11,391,639
Net assets		$3,779,711,767
Net Assets by Source
Capital received from investors		3,779,711,767

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,404,638,043		3,403,169,760		$1.00
Ultra Shares	$375,073,724		374,934,929		$1.00

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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$31,963,978
Expenses
Investment adviser and administrator fees		14,767,550
Shareholder service fees:
Investor Shares		7,425,053
Portfolio accounting fees		188,019
Custodian fees		73,199
Registration fees		68,385
Independent trustees’ fees		55,850
Professional fees		55,627
Transfer agent fees		45,269
Shareholder reports		27,335
Other expenses	+	62,418
Total expenses		22,768,705
Expense reduction by CSIM and its affiliates	–	8,898,697
Net expenses	–	13,870,008
Net investment income		18,093,970
Realized Gains (Losses)
Net realized gains on investments		400,572
Increase in net assets resulting from operations		$18,494,542
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Schwab Municipal Money Funds  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$18,093,970	$64,106,375
Net realized gains	+	400,572	364,649
Increase in net assets from operations		18,494,542	64,471,024
Distributions to Shareholders1,2
Sweep Shares		—	(766,695)
Investor Shares		(18,359,373)	(63,592,225)
Ultra Shares	+	(33,265)	—
Total distributions		($18,392,638)	($64,358,920)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		—	404,281,208
Investor Shares		4,549,442,281	7,850,469,642
Ultra Shares	+	467,753,645	—
Total shares sold		5,017,195,926	8,254,750,850
Shares Reinvested
Sweep Shares		—	763,449
Investor Shares		15,100,458	49,375,869
Ultra Shares	+	29,270	—
Total shares reinvested		15,129,728	50,139,318
Shares Redeemed
Sweep Shares		—	(1,434,656,914)
Investor Shares		(7,328,054,291)	(7,257,750,036)
Ultra Shares	+	(92,847,986)	—
Total shares redeemed		(7,420,902,277)	(8,692,406,950)
Net transactions in fund shares		(2,388,576,623)	(387,516,782)
Net Assets
Beginning of period		6,168,186,486	6,555,591,164
Total decrease	+	(2,388,474,719)	(387,404,678)
End of period		$3,779,711,767	$6,168,186,486
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
[2]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]	0.01	0.00 [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34%	1.18%	1.16% [4]	0.56% [4]	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30% [5],[6]	0.35%	0.35%	0.42% [7]	0.34% [5]
Gross operating expenses	0.49%	0.51%	0.52%	0.56%	0.58%
Net investment income (loss)	0.43%	1.16%	1.16%	0.48%	0.12%
Net assets, end of period (x 1,000,000)	$668	$1,466	$1,126	$322	$209

Ultra Shares	9/24/20 [8]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Distributions from net realized gains	(0.00) [3]
Total distributions	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.02% [9]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [10]
Gross operating expenses	0.22% [10]
Net investment income (loss)	0.03% [10]
Net assets, end of period (x 1,000,000)	$119
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
6
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 5)
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Commencement of operations.
9
Not annualized.
10
Annualized.
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Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 18.5% of net assets
New York 18.5%
Bayport Blue Point UFSD
TAN Series 2020-2021		1.50%		06/25/21	2,000,000	2,011,404
Bethpage UFSD
TAN 2020-2021		1.50%		06/24/21	7,500,000	7,539,419
Garden City NY
BAN Series 2020A		5.00%		02/19/21	4,000,000	4,020,562
Irondequoit
BAN 2020B		1.00%		12/17/21	6,500,000	6,543,071
Islip
BAN Series 2020A		2.50%		05/12/21	12,485,000	12,549,580
Massapequa UFSD
TAN 2020-2021		1.50%		06/24/21	1,400,000	1,407,968
Mount Sinai UFSD
TAN 2020		1.75%		06/24/21	10,700,000	10,758,300
New Rochelle
BAN 2020		2.00%		02/25/21	11,087,200	11,102,007
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2017 Series A-1		5.00%		05/01/21	150,000	151,884
New York State Dormitory Auth
State Personal Income Tax RANs Series 2020B		5.00%		03/31/21	500,000	505,671
State Personal Income Tax RB Series 2012B		5.00%		03/15/21	105,000	105,790
State Personal Income Tax RB Series 2014A		5.00%		02/15/21	200,000	201,065
State Personal Income Tax RB Series 2017A		5.00%		02/15/21	200,000	200,889
State Sales Tax RB Series 2015A		5.00%		03/15/21	620,000	625,034
State Sales Tax RB Series 2018E		5.00%		03/15/21	650,000	655,147
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2013B		5.00%		05/15/21	100,000	101,659
New York State Mortgage Agency
Homeowner Mortgage RB Series 209		2.20%		04/01/21	150,000	150,623
New York State Power Auth
CP Series 1		0.29%		07/13/21	3,000,000	3,000,000
CP Series 2		0.40%		02/25/21	8,000,000	8,000,000
CP Series 2		0.40%		03/11/21	5,700,000	5,700,000
30
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Series 2		0.28%		07/15/21	1,900,000	1,900,000
Extendible CP Series 1		0.17%	03/03/21	08/27/21	5,000,000	5,000,000
New York State Urban Development Corp
State Sales Tax RB Series 2019A		5.00%		03/15/21	2,145,000	2,162,887
Northport-East Northport UFSD
TAN 2020-2021		1.50%		06/25/21	2,000,000	2,011,477
Oceanside UFSD
TAN 2020-2021		1.75%		06/24/21	1,000,000	1,006,105
Rockville Centre UFSD
TAN 2020-2021		1.25%		06/25/21	5,400,000	5,422,936
Rye
BAN 2020		1.50%		10/01/21	1,500,000	1,512,938
Sewanhaka Central HSD
TAN 2020-2021		1.50%		06/21/21	2,000,000	2,011,275
Southold
BAN 2020		1.75%		09/23/21	2,000,000	2,021,190
Tompkins Cnty
BAN Series 2020A		2.25%		02/19/21	5,000,000	5,006,894
BAN Series 2020B		2.00%		02/19/21	5,237,000	5,243,253
West Hempstead UFSD
BAN 2020		1.50%		06/11/21	12,750,000	12,804,916
Westhampton Beach UFSD
TAN Series 2020-2021		2.00%		06/25/21	9,000,000	9,066,658
Williamsville CSD
BAN Series 2020		1.75%		06/09/21	15,000,000	15,088,779
Total Fixed-Rate Municipal Securities
(Cost $145,589,381)						145,589,381

Variable-Rate Municipal Securities 78.9% of net assets
New York 78.9%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	a	0.10%		01/07/21	2,370,000	2,370,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	12,885,000	12,885,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	8,765,000	8,765,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	10,775,000	10,775,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	11,695,000	11,695,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	a	0.16%		01/07/21	3,065,000	3,065,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	11,200,000	11,200,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	a	0.16%		01/07/21	1,220,000	1,220,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	a	0.14%		01/07/21	3,015,000	3,015,000
31
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.15%		01/07/21	7,500,000	7,500,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.17%		01/07/21	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	1,345,000	1,345,000
Transportation RB Series 2012G2 (LOC: TD BANK NA)	a	0.10%		01/07/21	1,300,000	1,300,000
Transportation Refunding RB Series 2012G1 (LOC: BARCLAYS BANK PLC)	a	0.08%		01/04/21	3,315,000	3,315,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	16,105,000	16,105,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	11,000,000	11,000,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.16%		01/07/21	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.12%		01/07/21	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	a	0.12%		01/04/21	500,000	500,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.14%		01/07/21	4,760,000	4,760,000
GO Bonds Fiscal 2019 Series D (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	4,005,000	4,005,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	9,330,000	9,330,000
New York City Housing Development Corp
M/F Housing RB Series 2019B1A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	3,200,000	3,200,000
M/F Housing RB Series I3 (LIQ: TD BANK NA)	a	0.10%		01/07/21	1,000,000	1,000,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	a	0.11%		01/07/21	1,055,000	1,055,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	400,000	400,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	a	0.13%		01/07/21	16,100,000	16,100,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	a	0.10%		01/07/21	27,830,000	27,830,000
New York City Municipal Water Finance Auth
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	a	0.09%		01/04/21	475,000	475,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	715,000	715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
32
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	b,c	0.11%		01/04/21	675,000	675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	1,500,000	1,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	b,c	0.11%		01/04/21	1,935,000	1,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (ESCROW) (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,300,000	5,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	a	0.11%		01/04/21	1,490,000	1,490,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	a	0.09%		01/04/21	400,000	400,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	13,970,000	13,970,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 &2020A3 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	9,295,000	9,295,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	11,200,000	11,200,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	570,000	570,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	a	0.10%		01/04/21	2,300,000	2,300,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,625,000	2,625,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	3,400,000	3,400,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,780,000	5,780,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.18%)		0.27%	01/07/21	08/16/21	13,900,000	13,900,000
Revenue & Refunding Bonds (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.20%)		0.29%	01/07/21	04/20/21	6,300,000	6,300,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	5,815,000	5,815,000
33
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Dormitory Auth
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,625,000	5,625,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,250,000	6,250,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	4,330,000	4,330,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	10,415,000	10,415,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,950,000	5,950,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	7,960,000	7,960,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	17,880,000	17,880,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,000,000	5,000,000
New York State HFA
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	a	0.13%		01/07/21	5,300,000	5,300,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	a	0.13%		01/07/21	5,400,000	5,400,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	a	0.15%	01/06/21	01/07/21	685,000	685,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	a	0.10%		01/04/21	3,875,000	3,875,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	0.12%		01/04/21	7,340,000	7,340,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	a	0.10%		01/07/21	700,000	700,000
New York State Power Auth
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,650,000	4,650,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	1,685,000	1,685,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.13%		01/07/21	8,025,000	8,025,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,665,000	4,665,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	3,330,000	3,330,000
State Sales Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	7,160,000	7,160,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	0.14%		01/07/21	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.14%		01/07/21	40,000,000	40,000,000
34
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	415,000	415,000
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.39%		01/07/21	5,270,000	5,270,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	0.19%		01/07/21	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	0.17%		01/07/21	11,800,000	11,800,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	0.14%		01/07/21	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	2,000,000	2,000,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,560,000	5,560,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	5,265,000	5,265,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,335,000	5,335,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.08%		01/04/21	1,465,000	1,465,000
General Refunding RB Series 2002F (LOC: CITIBANK NA)	a	0.06%		01/04/21	630,000	630,000
General Refunding RB Series 2005B-2 (LOC: CITIBANK NA)	a	0.06%		01/04/21	1,315,000	1,315,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.11%		01/04/21	2,095,000	2,095,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	6,870,000	6,870,000
Total Variable-Rate Municipal Securities
(Cost $621,370,000)						621,370,000
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $430,170,000 or 54.7% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

35
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
36
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$766,959,381
Cash		18,016
Receivables:
Investments sold		1,265,011
Fund shares sold		20,431,130
Interest		1,533,501
Prepaid expenses	+	21,659
Total assets		790,228,698
Liabilities
Payables:
Investments bought		1,755,226
Investment adviser and administrator fees		114,024
Shareholder service fees		1,857
Independent trustees’ fees		373
Fund shares redeemed		1,170,733
Distributions to shareholders		9,912
Accrued expenses	+	132,336
Total liabilities		3,184,461
Net Assets
Total assets		790,228,698
Total liabilities	–	3,184,461
Net assets		$787,044,237
Net Assets by Source
Capital received from investors		786,966,552
Total distributable earnings		77,685

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$668,148,764		667,692,174		$1.00
Ultra Shares	$118,895,473		118,836,092		$1.00

37
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$7,407,266
Expenses
Investment adviser and administrator fees		3,225,662
Shareholder service fees:
Investor Shares		1,520,098
Portfolio accounting fees		105,254
Independent trustees’ fees		47,082
Registration fees		41,906
Professional fees		34,809
Custodian fees		20,314
Transfer agent fees		9,626
Shareholder reports		7,277
Other expenses	+	17,384
Total expenses		5,029,412
Expense reduction by CSIM and its affiliates	–	1,931,362
Net expenses	–	3,098,050
Net investment income		4,309,216
Realized Gains (Losses)
Net realized gains on investments		211,937
Increase in net assets resulting from operations		$4,521,153
38
Schwab Municipal Money Funds  |  Annual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$4,309,216	$15,425,771
Net realized gains	+	211,937	88,995
Increase in net assets from operations		4,521,153	15,514,766
Distributions to Shareholders1,2
Sweep Shares		—	(268,452)
Investor Shares		(4,337,044)	(15,157,319)
Ultra Shares	+	(11,815)	—
Total distributions		($4,348,859)	($15,425,771)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		—	152,574,092
Investor Shares		1,016,922,427	1,984,347,822
Ultra Shares	+	163,546,241	—
Total shares sold		1,180,468,668	2,136,921,914
Shares Reinvested
Sweep Shares		—	258,232
Investor Shares		3,648,496	12,662,080
Ultra Shares	+	6,111	—
Total shares reinvested		3,654,607	12,920,312
Shares Redeemed
Sweep Shares		—	(398,628,693)
Investor Shares		(1,818,866,602)	(1,656,866,096)
Ultra Shares	+	(44,716,260)	—
Total shares redeemed		(1,863,582,862)	(2,055,494,789)
Net transactions in fund shares		(679,459,587)	94,347,437
Net Assets
Beginning of period		1,466,331,530	1,371,895,098
Total increase or decrease	+	(679,287,293)	94,436,432
End of period		$787,044,237	$1,466,331,530
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
[2]	Ultra Shares commenced operations on September 24, 2020.
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See financial notes

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. The Ultra Shares share classes commenced operations on September 24, 2020. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
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Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	78%	76%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11% (Bank of America NA)	13% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
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Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Prior to September 24, 2020, the advisory and administrative service fees of the funds were as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fee paid to CSIM by the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund were 0.30% and 0.31%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Prior to September 24, 2020, the expense limitations were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Investor Shares	0.35%	0.35%
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Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements noted above:
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab California Municipal Money Fund	$5,461,086	$3,437,611	$8,898,697
Schwab New York Municipal Money Fund	1,464,505	466,857	1,931,362
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$525,464,623	$—
Schwab New York Municipal Money Fund	389,738,354	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$3,736,183,101	$766,959,381
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Undistributed ordinary income	$—	$77,685
Total	$—	$77,685
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards.
For the fiscal year ended December 31, 2020, the funds had capital loss carryforwards utilized as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Capital loss carryforwards utilized	$—	$50,172
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Current fiscal year end distributions
Tax-exempt income	$18,049,873	$4,301,270
Ordinary income	150,371	7,946
Long-term capital gains	192,394	39,643
Prior fiscal year end distributions
Tax-exempt income	$64,106,375	$15,425,771
Ordinary income	—	—
Long-term capital gains	252,545	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2020.
Percentage
Schwab California Municipal Money Fund	99.76%
Schwab New York Municipal Money Fund	99.82%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2020:
Schwab California Municipal Money Fund	$294,298
Schwab New York Municipal Money Fund	75,719
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), to reflect a reduction in the advisory fee paid by each Fund to CSIM as compensation for CSIM’s services rendered to such Fund. The Board also considered a corresponding amendment to each Fund’s expense limitation agreement to reduce the expense limitation for such Fund’s Investor Shares. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Funds by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of each Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to each Fund effective September 24, 2020 and concluded that the compensation payable by each Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) such Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

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Schwab Municipal Money Funds  |  Annual Report

Notes

Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-24
00256558

Annual Report  |  December 31, 2020
Schwab Value Advantage Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Value Advantage Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.
2
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Previously, Mr. Menoufy was an associate portfolio manager with CSIM and held a number of positions supporting the taxable and tax-exempt money funds during his tenure at the firm. Prior to joining CSIM in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
3
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, repurchase agreements, bank notes and bankers’ acceptances, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose, while demand for prime and municipal market funds fell. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period.
Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows, while redemptions in prime money market funds increased. The Fed responded with a variety of measures designed to boost liquidity in prime and municipal money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and municipal money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 35 days and ending it at 36 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 23 days in April and a high of 50 days in October.

Management views and portfolio holdings may have changed since the report date.
4
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	36 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.03%	0.03%
Seven-Day Yield (without waivers)[2]	-0.17%	-0.02%
Seven-Day Effective Yield (with waivers)[2]	0.03%	0.03%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[3]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.21%	$1,000.00	$1,000.20	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.04	$1.07
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,000.40	$0.91
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.20	$0.92

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Total distributions	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.44%	2.07%	1.79%	0.81%	0.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [3],[4]	0.34%	0.34%	0.39% [5]	0.41% [3]
Gross operating expenses	0.41%	0.42%	0.44%	0.54%	0.58%
Net investment income (loss)	0.47%	2.02%	1.87%	0.84%	0.25%
Net assets, end of period (x 1,000,000)	$56,419	$74,972	$47,721	$14,955	$7,060

Ultra Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[6]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]
Total from investment operations	0.01	0.02	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Total distributions	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.53%	2.22%	1.94%	1.00%	0.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [3],[4]	0.19%	0.19%	0.20% [5]	0.21% [3]
Gross operating expenses	0.26%	0.27%	0.29%	0.33%	0.35%
Net investment income (loss)	0.56%	2.17%	2.00%	1.08%	0.44%
Net assets, end of period (x 1,000,000)	$37,882	$47,497	$29,554	$12,612	$2,015
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 4)
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
8
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.8% of net assets
Asset-Backed Commercial Paper 8.2%
ALPINE SECURITIZATION LLC	a,b	0.20%		02/01/21	175,000,000	174,972,778
BARTON CAPITAL SA	a,b	0.21%		01/14/21	50,000,000	49,997,083
BEDFORD ROW FUNDING CORP	a,b	0.26%		01/27/21	83,000,000	82,986,213
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.12%		01/04/21	2,000,000	2,000,000
	a,b	0.12%		01/05/21	44,000,000	43,999,853
	a,b	0.20%		02/04/21	315,000,000	314,945,750
	a,b	0.21%		02/08/21	51,000,000	50,989,588
	a,b	0.21%		02/10/21	20,000,000	19,995,683
	a,b	0.25%		03/09/21	13,000,000	12,994,222
	a,b	0.25%		03/19/21	26,000,000	25,986,639
CAFCO LLC	a,b	0.23%		02/12/21	25,000,000	24,993,771
	a,b	0.20%		03/05/21	50,000,000	49,983,333
	a,b	0.20%		03/09/21	32,000,000	31,988,622
	a,b	0.21%		04/16/21	40,000,000	39,976,200
CANCARA ASSET SECURITISATION LLC	a	0.12%		01/04/21	3,400,000	3,400,000
	a	0.22%		03/03/21	50,000,000	49,982,278
	a	0.23%		03/03/21	192,000,000	191,928,853
CEDAR SPRINGS CAPITAL COMPANY LLC	a,b	0.21%		01/14/21	127,000,000	126,992,592
CHARIOT FUNDING LLC	a,b	0.21%		02/16/21	81,550,000	81,529,545
	a,b	0.19%		02/22/21	100,000,000	99,974,139
	a,b	0.19%		03/01/21	118,000,000	117,965,124
	a,b	0.22%		03/08/21	200,000,000	199,923,000
	a,b	0.22%		03/09/21	50,000,000	49,980,444
	a,b	0.20%		04/05/21	80,000,000	79,959,556
CHARTA LLC	a,b	0.22%		02/22/21	40,000,000	39,988,022
	a,b	0.20%		03/02/21	35,000,000	34,988,917
	a,b	0.21%		03/04/21	75,000,000	74,974,188
	a,b	0.20%		03/05/21	75,000,000	74,975,000
	a,b	0.20%		03/09/21	75,000,000	74,973,333
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	0.30%		01/22/21	171,000,000	170,974,350
	a	0.30%		01/29/21	163,000,000	162,966,042
9
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a	0.28%		02/01/21	50,000,000	49,989,111
	a	0.26%		02/03/21	75,000,000	74,983,750
	a	0.24%		02/16/21	50,000,000	49,985,667
	a	0.25%		02/16/21	30,000,000	29,991,042
	a	0.25%		02/22/21	150,000,000	149,948,958
	a	0.25%		02/26/21	150,000,000	149,944,792
	a	0.24%		03/15/21	123,200,000	123,142,507
	a	0.23%		03/16/21	100,000,000	99,954,639
	a	0.22%		04/12/21	175,000,000	174,895,194
	a	0.23%		04/20/21	170,000,000	169,884,872
	a	0.25%		05/18/21	61,000,000	60,943,236
CRC FUNDING LLC	a,b	0.23%		02/12/21	25,000,000	24,993,771
	a,b	0.20%		03/02/21	30,000,000	29,990,500
	a,b	0.21%		03/04/21	50,000,000	49,982,792
	a,b	0.20%		03/08/21	40,000,000	39,986,000
CROWN POINT CAPITAL COMPANY LLC	a,b	0.24%		01/13/21	350,000,000	349,979,000
	a,b	0.24%		01/15/21	150,000,000	149,989,000
	a,b	0.22%		02/18/21	192,000,000	191,947,200
	a,b	0.23%		03/02/21	424,000,000	423,845,593
	a,b	0.23%		03/31/21	200,000,000	200,000,000
GOTHAM FUNDING CORP	a,b	0.21%		03/02/21	100,000,000	99,966,750
LMA AMERICAS LLC	a,b	0.19%		01/12/21	11,450,000	11,449,517
METLIFE SHORT TERM FUNDING LLC	a,b	0.20%		01/05/21	25,000,000	24,999,861
	a,b	0.25%		03/18/21	148,219,000	148,143,861
OLD LINE FUNDING LLC	a,b	0.21%		03/01/21	5,000,000	4,998,367
	a,b	0.21%		03/02/21	150,000,000	149,950,125
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.20%		02/02/21	299,195,000	299,146,796
	a,b	0.20%		02/04/21	99,744,000	99,726,822
	a,b	0.22%		03/02/21	302,000,000	301,894,803
	a,b	0.23%		03/02/21	93,000,000	92,966,132
	a,b	0.23%		03/04/21	100,000,000	99,962,306
	a,b	0.23%		03/08/21	5,000,000	4,997,988
	a,b	0.23%		03/09/21	78,000,000	77,968,107
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.18%		02/01/21	49,000,000	48,993,140
	a,b	0.20%		02/10/21	100,000,000	99,979,444
	a,b	0.21%		02/18/21	150,000,000	149,960,625
	a,b	0.21%		02/19/21	150,000,000	149,959,750
	a,b	0.22%		02/23/21	91,000,000	90,972,194
	a,b	0.24%		03/24/21	100,000,000	99,947,333
	a,b	0.25%		03/29/21	150,000,000	149,912,500
STARBIRD FUNDING CORP	a,b	0.22%		03/11/21	38,000,000	37,984,673
	a,b	0.28%		06/14/21	90,000,000	89,887,300
	a,b	0.28%		06/15/21	50,000,000	49,937,000
	a,b	0.28%		06/17/21	100,000,000	99,872,444
VICTORY RECEIVABLES CORP	a,b	0.21%		02/04/21	125,000,000	124,977,396
						7,764,217,976
10
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 9.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	0.20%		02/25/21	143,000,000	142,958,689
	b	0.19%		03/01/21	378,000,000	377,888,280
	b	0.23%		06/09/21	293,000,000	292,707,977
BARCLAYS BANK UK PLC	b	0.20%		02/01/21	288,000,000	287,955,200
	b	0.22%		02/11/21	100,000,000	99,976,778
	b	0.22%		02/23/21	169,000,000	168,948,361
	b	0.22%		02/26/21	100,000,000	99,967,611
	b	0.22%		03/01/21	92,000,000	91,968,516
BPCE SA	b	0.20%		01/07/21	148,500,000	148,497,525
	b	0.21%		02/16/21	225,000,000	224,943,563
CITIGROUP GLOBAL MARKETS INC	b	0.19%		03/15/21	57,000,000	56,978,942
	b	0.22%		03/26/21	300,000,000	299,851,500
	b	0.20%		04/16/21	33,000,000	32,981,300
DBS BANK LTD	b	0.21%		02/22/21	191,000,000	190,945,406
	b	0.20%		03/01/21	95,000,000	94,970,444
	b	0.21%		03/10/21	48,625,000	48,606,563
	b	0.23%		03/17/21	96,000,000	95,956,800
	b	0.23%		03/18/21	100,000,000	99,954,375
	b	0.22%		03/23/21	192,000,000	191,908,480
	b	0.22%		04/01/21	100,000,000	99,946,833
	b	0.22%		04/21/21	192,000,000	191,874,453
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	0.18%		01/11/21	22,000,000	21,999,230
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	0.28%		01/13/21	185,000,000	184,987,050
	b	0.20%		04/08/21	67,100,000	67,064,959
JP MORGAN SECURITIES LLC		0.23%		02/19/21	100,000,000	99,970,611
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.21%		01/08/21	317,000,000	316,992,603
LLOYDS BANK PLC		0.20%		02/10/21	192,000,000	191,960,533
MIZUHO BANK LTD (SINGAPORE BRANCH)	b	0.19%		01/15/21	171,000,000	170,990,073
	b	0.20%		01/19/21	200,000,000	199,983,333
	b	0.23%		02/01/21	200,000,000	199,964,222
NATIONAL AUSTRALIA BANK LTD	b	0.20%		01/25/21	226,000,000	225,973,633
	b	0.20%		02/16/21	145,000,000	144,965,361
NRW BANK	b	0.18%		02/18/21	500,000,000	499,887,500
OVERSEA-CHINESE BANKING CORPORATION LTD	b	0.20%		02/11/21	132,500,000	132,472,028
	b	0.20%		02/18/21	200,000,000	199,950,000
	b	0.23%		05/03/21	65,000,000	64,950,582
SANTANDER UK PLC		0.19%		02/01/21	211,000,000	210,968,819
		0.19%		02/02/21	254,000,000	253,961,124
		0.23%		02/18/21	145,000,000	144,958,313
		0.21%		02/23/21	172,000,000	171,949,833
		0.22%		03/03/21	210,000,000	209,925,567
SOCIETE GENERALE SA	b	0.25%		03/22/21	376,000,000	375,798,945
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	0.26%		04/06/21	170,000,000	169,887,044
11
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	0.25%		03/03/21	63,000,000	62,974,625
	b	0.25%		03/09/21	170,000,000	169,924,444
	b	0.25%		03/18/21	188,430,000	188,334,477
	b	0.25%		03/22/21	24,000,000	23,987,167
SWEDBANK AB		0.20%		01/28/21	260,000,000	259,965,333
		0.21%		03/11/21	122,000,000	121,954,148
		0.21%		03/18/21	150,000,000	149,936,125
		0.21%		04/05/21	271,000,000	270,856,144
TORONTO-DOMINION BANK/THE	b	0.26%		03/16/21	287,900,000	287,755,210
						9,135,036,632
Certificates of Deposit 18.8%
BANK OF MONTREAL (CHICAGO BRANCH)		0.22%		02/03/21	362,000,000	362,000,000
		0.20%		03/22/21	200,000,000	200,000,000
		0.21%		04/05/21	288,000,000	288,000,000
		0.26%		05/13/21	204,000,000	204,000,000
BNP PARIBAS (NEW YORK BRANCH)		0.22%		03/04/21	141,000,000	141,000,000
		0.23%		04/26/21	66,000,000	66,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.25%		01/07/21	200,000,000	200,000,000
		0.25%		04/29/21	96,000,000	96,000,000
CITIBANK NA		0.18%		03/11/21	100,000,000	100,000,000
		0.22%		04/01/21	93,000,000	93,000,000
		0.22%		05/17/21	117,000,000	117,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.20%		02/03/21	150,000,000	150,000,000
		0.18%		03/01/21	150,000,000	150,000,000
		0.18%		03/02/21	110,000,000	110,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.25%		01/29/21	211,000,000	211,000,000
		0.28%		02/01/21	495,000,000	495,000,000
		0.25%		02/04/21	483,000,000	483,000,000
		0.21%		02/26/21	110,000,000	110,000,000
		0.24%		04/29/21	160,000,000	160,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.20%		02/24/21	95,000,000	95,000,000
		0.22%		03/24/21	221,000,000	221,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.22%		02/19/21	487,000,000	487,000,000
		0.24%		05/03/21	100,000,000	100,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.13%		01/07/21	200,000,000	200,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		0.34%		02/03/21	152,000,000	152,000,524
		0.28%		02/05/21	91,000,000	91,000,000
		0.26%		02/08/21	100,000,000	100,000,000
		0.25%		02/16/21	160,000,000	160,000,000
		0.25%		02/18/21	100,000,000	100,000,000
		0.25%		02/19/21	100,000,000	100,000,000
		0.24%		03/05/21	150,000,000	150,000,000
		0.22%		03/09/21	69,000,000	69,000,000
		0.23%		03/09/21	90,000,000	90,000,000
		0.22%		03/10/21	200,000,000	200,000,000
12
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.25%		03/12/21	64,000,000	64,000,000
		0.25%		03/15/21	127,500,000	127,500,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.18%		01/12/21	194,000,000	194,000,000
		0.20%		01/29/21	250,000,000	250,000,000
		0.21%		02/01/21	300,000,000	300,000,000
		0.20%		02/08/21	142,000,000	142,000,000
MUFG BANK LTD (LONDON BRANCH)		0.22%		01/29/21	195,000,000	195,000,000
		0.25%		02/24/21	85,000,000	85,000,000
		0.25%		04/29/21	96,000,000	96,000,000
MUFG BANK LTD (NEW YORK BRANCH)		0.24%		01/19/21	77,000,000	77,000,000
		0.29%		01/28/21	284,000,000	284,000,000
		0.22%		02/17/21	473,000,000	473,000,000
		0.23%		02/18/21	279,000,000	279,000,000
		0.22%		02/23/21	200,000,000	200,000,000
		0.24%		03/01/21	100,000,000	100,000,000
		0.24%		04/22/21	92,000,000	92,000,000
		0.25%		04/29/21	61,000,000	61,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.22%		02/18/21	491,000,000	491,000,000
		0.22%		02/25/21	290,000,000	290,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		0.20%		01/25/21	407,000,000	407,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		0.10%		01/06/21	612,000,000	612,000,000
		0.10%		01/07/21	330,000,000	330,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.20%		03/09/21	55,000,000	55,000,000
		0.21%		04/06/21	101,000,000	101,000,000
		0.22%		04/06/21	232,000,000	232,000,000
		0.22%		05/03/21	58,000,000	58,000,000
		0.22%		05/06/21	185,000,000	185,000,000
		0.22%		05/07/21	627,000,000	627,000,000
		0.24%		06/07/21	200,000,000	200,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.25%		04/20/21	105,000,000	105,000,000
		0.25%		04/23/21	318,000,000	318,000,000
		0.25%		04/26/21	165,000,000	165,000,000
		0.25%		04/28/21	168,000,000	168,000,000
		0.27%		05/21/21	212,000,000	212,000,000
		0.27%		05/26/21	270,000,000	270,000,000
		0.26%		06/07/21	53,000,000	53,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.24%		02/19/21	43,000,000	42,986,821
		0.24%		02/26/21	83,000,000	82,970,691
		0.25%		03/01/21	93,000,000	92,963,859
		0.25%		03/22/21	145,000,000	144,922,521
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.23%		02/25/21	315,000,000	315,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.19%		01/29/21	300,000,000	300,000,000
		0.20%		01/29/21	75,000,000	75,000,000
		0.22%		05/24/21	250,000,000	250,000,000
		0.21%		05/28/21	190,000,000	190,000,000
		0.23%		06/21/21	405,000,000	405,000,000
13
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.23%		02/01/21	423,000,000	423,000,000
		0.21%		02/17/21	459,000,000	459,000,000
		0.25%		03/15/21	372,000,000	372,000,000
		0.20%		04/05/21	420,000,000	420,000,000
		0.24%		05/03/21	60,000,000	60,000,000
		0.25%		06/10/21	143,000,000	143,000,000
						17,725,344,416
Non-Financial Company Commercial Paper 0.4%
TOTAL CAPITAL CANADA LTD	a,b	0.18%		01/19/21	124,779,000	124,769,642
TOYOTA CREDIT CANADA INC		0.28%		06/11/21	91,000,000	90,888,171
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		0.29%		06/18/21	149,000,000	148,801,954
						364,459,767
Non-Negotiable Time Deposits 6.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.15%		01/04/21	433,000,000	433,000,000
		0.12%		01/06/21	241,000,000	241,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.11%		01/05/21	408,000,000	408,000,000
		0.11%		01/06/21	653,000,000	653,000,000
		0.11%		01/07/21	948,000,000	948,000,000
BANK OF NOVA SCOTIA (TORONTO BRANCH)		0.09%		01/07/21	193,000,000	193,000,000
CREDIT INDUSTRIEL ET COMMERCIAL		0.11%		01/04/21	241,000,000	241,000,000
		0.11%		01/05/21	702,000,000	702,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.09%		01/04/21	98,000,000	98,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.07%		01/04/21	241,000,000	241,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.11%		01/06/21	671,000,000	671,000,000
		0.11%		01/07/21	270,000,000	270,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		0.10%		01/07/21	556,000,000	556,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		0.12%		01/07/21	48,000,000	48,000,000
						5,703,000,000
Other Instruments 0.4%
BANK OF AMERICA NA		0.22%		03/04/21	295,000,000	295,000,000
		0.23%		06/01/21	80,000,000	80,000,000
						375,000,000
U.S. Treasury Debt 14.6%
UNITED STATES TREASURY		0.11%		01/05/21	722,000,000	721,997,894
		0.11%		01/07/21	722,000,000	721,993,368
		0.09%		01/12/21	481,000,000	480,990,059
		0.10%		01/12/21	740,000,000	739,984,044
		0.09%		01/14/21	480,800,000	480,787,846
		0.12%		01/14/21	963,000,000	962,968,970
		2.00%		01/15/21	240,000,000	240,136,074
		0.10%		01/19/21	481,000,000	480,980,960
14
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.10%		01/21/21	963,000,000	962,954,525
		0.11%		01/26/21	731,000,000	730,952,800
		0.10%		01/28/21	1,221,500,000	1,221,419,368
		0.09%		02/04/21	482,000,000	481,961,607
		0.09%		02/11/21	964,000,000	963,906,640
		0.08%		02/16/21	144,000,000	143,985,810
		0.09%		02/16/21	481,600,000	481,546,215
		0.09%		02/23/21	483,000,000	482,939,625
		0.10%		02/23/21	481,500,000	481,436,469
		0.09%		03/02/21	241,000,000	240,964,513
		0.10%		03/02/21	723,000,000	722,890,104
		0.09%		03/25/21	482,000,000	481,905,207
		0.08%		03/30/21	577,900,000	577,790,841
		0.08%		04/08/21	467,200,000	467,101,187
		0.09%		04/15/21	481,300,000	481,185,223
						13,752,779,349
Other Municipal Security 0.1%
MASSACHUSETTS
TAXABLE GO RAN 2020C		0.25%		06/17/21	48,000,000	48,000,000
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 4.6%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.21%		01/07/21	100,000,000	99,998,250
	b	0.29%		01/08/21	125,000,000	124,995,972
	b	0.21%		01/11/21	290,000,000	289,988,158
	b	0.21%		01/19/21	298,000,000	297,974,546
	b	0.27%		01/19/21	5,000,000	4,999,438
	b	0.26%		01/25/21	55,000,000	54,991,658
	b	0.27%		01/25/21	184,000,000	183,971,020
	b	0.21%		02/16/21	300,000,000	299,926,542
DENMARK (KINGDOM OF)		0.28%		01/04/21	146,000,000	146,000,000
		0.27%		01/05/21	100,000,000	99,999,264
ERSTE ABWICKLUNGSANSTALT	b	0.30%		01/11/21	220,000,000	219,987,381
EUROPEAN INVESTMENT BANK		0.18%		02/26/21	98,000,000	97,974,030
FMS WERTMANAGEMENT AOER	b	0.24%		01/21/21	77,000,000	76,994,353
	b	0.24%		01/26/21	50,000,000	49,994,333
	b	0.24%		02/01/21	100,000,000	99,984,667
	b	0.21%		02/23/21	25,000,000	24,993,437
	b	0.22%		02/25/21	100,000,000	99,970,056
	b	0.23%		02/26/21	88,000,000	87,972,500
	b	0.21%		03/04/21	175,000,000	174,944,194
	b	0.21%		03/05/21	200,000,000	199,935,083
	b	0.21%		03/12/21	85,000,000	84,968,267
	b	0.21%		03/18/21	79,980,000	79,947,341
	b	0.21%		03/19/21	198,000,000	197,917,995
	b	0.21%		03/22/21	99,000,000	98,958,420
	b	0.21%		03/26/21	150,000,000	149,931,750
	b	0.22%		04/09/21	200,000,000	199,890,111
15
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	b	0.21%		04/22/21	78,000,000	77,952,225
	b	0.21%		04/26/21	99,000,000	98,939,679
KFW	b	0.20%		02/01/21	115,000,000	114,982,111
	b	0.20%		02/02/21	15,805,000	15,802,454
	b	0.21%		02/02/21	43,000,000	42,992,726
	b	0.21%		02/05/21	150,000,000	149,972,000
	b	0.21%		02/08/21	41,000,000	40,991,629
	b	0.22%		03/02/21	79,250,000	79,222,395
	b	0.21%		03/15/21	150,000,000	149,938,750
						4,318,002,735
Total Fixed-Rate Obligations
(Cost $59,185,840,875)						59,185,840,875

Variable-Rate Obligations 9.4% of net assets
Financial Company Commercial Paper 2.8%
BOFA SECURITIES INC
(SOFR + 0.15%)	b	0.24%	01/04/21	05/03/21	97,000,000	97,000,000
BPCE SA
(SOFR + 0.14%)	b	0.23%	01/04/21	02/25/21	300,000,000	300,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(SOFR + 0.12%)	b	0.21%	01/04/21	02/26/21	196,000,000	196,000,000
(SOFR + 0.12%)	b	0.21%	01/04/21	03/01/21	186,000,000	186,000,000
ROYAL BANK OF CANADA
(SOFR + 0.17%)	b	0.26%	01/04/21	02/22/21	396,500,000	396,500,000
(SOFR + 0.15%)	b	0.24%	01/04/21	02/26/21	491,000,000	491,000,000
(SOFR + 0.26%)	b	0.35%	01/04/21	03/04/21	500,000,000	500,000,000
(SOFR + 0.23%)	b	0.32%	01/04/21	04/08/21	495,000,000	495,000,000
						2,661,500,000
Certificates of Deposit 5.3%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.06%)		0.21%	01/19/21	02/17/21	300,000,000	300,000,000
(SOFR + 0.13%)		0.22%	01/04/21	04/06/21	641,000,000	641,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.12%)		0.21%	01/04/21	05/03/21	1,000,000,000	1,000,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(SOFR + 0.20%)		0.29%	01/04/21	02/03/21	50,000,000	50,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(SOFR + 0.13%)		0.22%	01/04/21	02/05/21	213,000,000	213,000,000
(SOFR + 0.16%)		0.25%	01/04/21	05/07/21	223,000,000	223,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(SOFR + 0.18%)		0.27%	01/04/21	02/19/21	95,000,000	95,000,000
NATIONAL AUSTRALIA BANK LTD (NEW YORK BRANCH)
(SOFR + 0.14%)		0.23%	01/04/21	04/26/21	18,000,000	18,000,000
16
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.14%)		0.23%	01/04/21	04/30/21	132,000,000	132,000,000
(SOFR + 0.15%)		0.24%	01/04/21	05/17/21	69,000,000	69,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		0.26%		01/25/21	120,000,000	120,000,000
(3 mo. USD-LIBOR + 0.03%)		0.26%	03/23/21	06/23/21	264,000,000	264,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		0.30%		01/11/21	245,000,000	245,000,000
(3 mo. USD-LIBOR + 0.08%)		0.32%		01/15/21	190,000,000	190,000,000
(3 mo. USD-LIBOR + 0.08%)		0.30%		01/22/21	218,000,000	218,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.13%)		0.22%	01/04/21	01/22/21	289,000,000	289,000,000
(SOFR + 0.13%)		0.22%	01/04/21	01/25/21	7,000,000	7,000,000
(SOFR + 0.14%)		0.23%	01/04/21	02/22/21	200,000,000	200,000,000
(SOFR + 0.14%)		0.23%	01/04/21	02/23/21	118,000,000	118,000,000
TORONTO-DOMINION BANK (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.06%)		0.27%		01/29/21	425,000,000	425,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.10%)		0.33%		01/04/21	185,000,000	185,000,000
						5,002,000,000
Variable Rate Demand Notes 0.6%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	0.15%		01/07/21	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	0.16%		01/07/21	2,850,000	2,850,000
CALHOUN CNTY NAVIGATION IDA
PORT RB (FORMOSA PLASTICS) SERIES 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.12%		01/07/21	15,000,000	15,000,000
CALHOUN PORT AUTH
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2012 (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		01/07/21	12,220,000	12,220,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	0.22%		01/07/21	1,640,000	1,640,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.18%		01/07/21	48,000,000	48,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	0.13%		01/07/21	29,000,000	29,000,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	0.24%		01/07/21	1,500,000	1,500,000
17
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	0.24%		01/07/21	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.13%		01/07/21	25,500,000	25,500,000
FRANKLIN CNTY
HOSPITAL FACILITIES REFUNDING RB (OHIOHEALTH) SERIES 2009B (LIQ: BARCLAYS BANK PLC)	c	0.08%		01/07/21	15,000,000	15,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		01/07/21	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.14%		01/07/21	23,800,000	23,800,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.22%		01/07/21	1,050,000	1,050,000
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.11%		01/07/21	5,750,000	5,750,000
NASSAU HEALTH CARE CORP
TAXABLE HEALTH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.14%		01/07/21	845,000	845,000
NEW YORK STATE HFA
HOUSING RB (600 W 42ND STREET) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.11%		01/07/21	123,010,000	123,010,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.29%		01/07/21	19,000,000	19,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.29%		01/07/21	31,000,000	31,000,000
PAULDING CNTY HOSPITAL AUTH
REVENUE ANTICIPATION CERTIFICATE (WELLSTAR HEALTH) SERIES 2012B (LOC: BANK OF AMERICA NA)	c	0.11%		01/07/21	12,225,000	12,225,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.11%		01/07/21	19,000,000	19,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	c	0.09%		01/07/21	11,605,000	11,605,000
REFUNDING RB SERIES 2010A2 (LOC: BANK OF AMERICA NA)	c	0.10%		01/07/21	7,775,000	7,775,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	0.24%		01/07/21	5,885,000	5,885,000
TEXAS
GO BONDS SERIES 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.11%		01/07/21	8,115,000	8,115,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.25%		01/07/21	21,375,000	21,375,000
						510,105,000
18
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 0.7%
BANK OF AMERICA NA
(SOFR + 0.14%)		0.23%	01/04/21	05/03/21	298,000,000	298,000,000
(SOFR + 0.15%)		0.24%	01/04/21	05/03/21	97,000,000	97,000,000
(SOFR + 0.23%)		0.32%	01/04/21	10/15/21	297,000,000	297,000,000
						692,000,000
Total Variable-Rate Obligations
(Cost $8,865,605,000)						8,865,605,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.6% of net assets
U.S. Government Agency Repurchase Agreements* 16.3%
BANK OF MONTREAL
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $146,261,128, 0.00% - 3.70%, due 09/09/21 - 12/15/60)		0.07%		01/04/21	142,001,104	142,000,000
Issued 12/29/20, repurchase date 01/28/21 (Collateralized by U.S. Government Agency Securities valued at $183,355,278, 0.00% - 6.00%, due 03/01/22 - 01/01/51)		0.10%		01/07/21	178,004,450	178,000,000
BANK OF NOVA SCOTIA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $102,000,929, 1.38%, due 01/31/22)		0.08%		01/04/21	100,000,889	100,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $420,243,748, 0.13% - 8.00%, due 01/15/21 - 11/15/29)		0.08%		01/04/21	412,003,662	412,000,000
BOFA SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $1,880,780,000, 2.00% - 4.50%, due 01/01/50 - 01/01/51)		0.08%		01/04/21	1,826,016,231	1,826,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $256,472,280, 2.00%, due 09/20/50 - 11/20/50)		0.08%		01/04/21	249,002,213	249,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $2,188,920,000, 1.50% - 8.50%, due 03/15/23 - 01/15/57)		0.07%		01/04/21	2,146,016,691	2,146,000,000
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $1,052,640,000, 1.98% - 7.50%, due 01/20/24 - 12/15/60)		0.10%		01/04/21	1,032,020,067	1,032,000,000
19
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $228,480,000, 2.00% - 6.50%, due 03/01/23 - 11/01/50)		0.11%		01/05/21	224,004,791	224,000,000
Issued 12/24/20, repurchase date 04/06/21 (Collateralized by U.S. Government Agency Securities valued at $369,320,221, 1.00% - 7.50%, due 08/01/23 - 11/01/50)		0.25%		02/04/21	362,105,583	362,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $2,183,600,000, 2.00% - 8.00%, due 09/01/26 - 01/01/51)		0.08%		01/04/21	2,120,018,844	2,120,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $220,420,000, 1.50% - 7.00%, due 06/01/24 - 10/01/50)		0.08%		01/04/21	214,001,902	214,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $40,800,104, 0.25% - 2.38%, due 11/15/49 - 02/15/50)		0.11%		01/05/21	40,000,856	40,000,000
RBC DOMINION SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,121,947,837, 0.00% - 6.00%, due 01/14/21 - 12/20/50)		0.08%		01/04/21	1,090,009,689	1,090,000,000
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $102,002,001, 0.00% - 3.13%, due 06/03/21 - 08/20/50)		0.10%		01/04/21	100,001,944	100,000,000
ROYAL BANK OF CANADA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,825,049,424, 0.13% - 6.63%, due 09/30/21 - 01/01/58)		0.07%		01/04/21	3,750,029,167	3,750,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $969,545,822, 0.00% - 6.75%, due 01/31/21 - 01/01/51)		0.10%		01/06/21	948,018,433	948,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $446,163,966, 2.00% - 3.50%, due 11/01/22 - 12/01/50)		0.08%		01/04/21	429,003,813	429,000,000
						15,362,000,000
U.S. Treasury Repurchase Agreements 5.6%
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,467,050, 0.13%, due 10/31/22)		0.06%		01/04/21	1,438,274	1,438,264
20
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/10/20, repurchase date 01/12/21 (Collateralized by U.S. Treasury Securities valued at $244,820,283, 2.75% - 3.00%, due 10/31/25 - 11/15/47)		0.09%		01/07/21	240,016,800	240,000,000
BOFA SECURITIES INC
Issued 12/17/20, repurchase date 01/19/21 (Collateralized by U.S. Treasury Securities valued at $204,000,023, 2.25%, due 01/31/24 - 08/15/27)		0.10%		01/07/21	200,011,667	200,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $4,396,200,032, 0.13% - 4.38%, due 02/15/22 - 08/15/44)		0.06%		01/04/21	4,310,028,733	4,310,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $292,740,053, 0.63% - 3.13%, due 12/31/27 - 11/15/28)		0.06%		01/04/21	287,001,913	287,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $102,000,045, 2.88%, due 10/31/23)		0.06%		01/04/21	100,000,667	100,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $102,000,026, 0.13% - 2.25%, due 07/15/29 - 08/15/49)		0.06%		01/04/21	100,000,667	100,000,000
RBC DOMINION SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $102,000,727, 0.13% - 4.75%, due 03/31/23 - 11/15/50)		0.06%		01/04/21	100,000,667	100,000,000
						5,338,438,264
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,166,031,949, 0.00% - 12.40%, due 03/15/22 - 09/27/60)		0.20%		01/05/21	1,016,039,511	1,016,000,000
Issued 10/13/20, repurchase date 01/11/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $277,413,293, 0.29% - 12.00%, due 05/10/25 - 01/25/46)		0.38%		01/11/21	241,228,950	241,000,000
Issued 11/17/20, repurchase date 02/16/21 (Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $386,448,897, 0.13% - 15.50%, due 04/15/21 - 12/31/99)		0.36%		02/04/21	373,294,670	373,000,000
21
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BOFA SECURITIES INC
Issued 12/16/20, repurchase date 03/16/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $151,200,000, 0.53% - 6.40%, due 06/14/21 - 04/01/59)		0.26%		02/04/21	144,052,000	144,000,000
Issued 12/01/20, repurchase date 03/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $497,950,001, 0.00% - 12.00%, due 02/28/24 - 10/15/16)		0.50%		02/04/21	433,390,903	433,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,349,873, 0.13% - 5.95%, due 07/15/21 - 12/31/99)		0.18%		01/04/21	145,005,075	145,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $152,255,398, 0.75% - 6.63%, due 02/15/22 - 12/29/49)		0.18%		01/05/21	145,005,075	145,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $129,293,916, 1.75% - 7.50%, due 11/26/21 - 12/31/99)		0.18%		01/06/21	123,004,305	123,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $510,850,755, 1.30% - 7.50%, due 03/01/23 - 12/31/99)		0.18%		01/07/21	486,017,010	486,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/29/20, repurchase date 02/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $55,268,417, 0.00% - 15.00%, due 08/01/21 - 12/31/99)		0.46%		02/01/21	48,076,667	48,000,000
Issued 11/30/20, repurchase date 03/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $55,220,393, 0.00% - 8.75%, due 09/20/24 - 05/25/60)		0.38%		03/01/21	48,046,107	48,000,000
Issued 11/30/20, repurchase date 03/30/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,319,253, 6.41%, due 08/15/24)		0.41%		03/30/21	42,057,400	42,000,000
Issued 12/30/20, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $345,025,396, 0.00% - 15.98%, due 03/20/23 - 10/15/16)		0.53%		04/05/21	300,424,000	300,000,000
22
Schwab Value Advantage Money Fund  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 09/01/20, repurchase date 02/26/21 (Collateralized by U.S. Government Agency Securities valued at $518,015,843, 0.00% - 8.00%, due 11/20/30 - 04/15/54)		0.55%		02/26/21	503,365,161	502,000,000
Issued 10/22/20, repurchase date 04/20/21 (Collateralized by U.S. Government Agency Securities valued at $335,081,961, 2.50% - 6.00%, due 05/01/27 - 06/15/53)		0.51%		03/31/21	325,736,667	325,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $202,819,759, 1.22% - 10.20%, due 03/30/21 - 10/15/58)		0.20%		01/05/21	193,007,506	193,000,000
Issued 12/02/20, repurchase date 03/02/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,890,582, 0.40% - 9.50%, due 01/25/21 - 09/01/19)		0.30%		02/04/21	96,051,200	96,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $101,852,037, 1.88% - 6.15%, due 05/19/21 - 02/25/60)		0.18%		01/04/21	97,001,940	97,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,766,261, 0.00% - 8.25%, due 01/06/21 - 10/01/60)		0.23%		01/05/21	145,006,485	145,000,000
Issued 10/23/20, repurchase date 04/21/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $344,984,706, 0.00% - 8.42%, due 01/20/22 - 06/17/52)		0.66%		04/05/21	299,898,993	299,000,000
Issued 12/02/20, repurchase date 06/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,859,417, 2.10% - 6.06%, due 11/18/21 - 11/17/61)		0.68%		04/05/21	155,363,044	155,000,000
						5,356,000,000
Total Repurchase Agreements
(Cost $26,056,438,264)						26,056,438,264
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,608,239,247 or 20.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$68,051,445,875
Repurchase agreements, at cost and value (Note 2a)		26,056,438,264
Receivables:
Fund shares sold		461,730,004
Interest		18,670,594
Prepaid expenses	+	1,172,677
Total assets		94,589,457,414
Liabilities
Payables:
Investment adviser and administrator fees		12,233,622
Independent trustees’ fees		2,542
Fund shares redeemed		272,405,571
Distributions to shareholders		880,554
Accrued expenses	+	2,665,450
Total liabilities		288,187,739
Net Assets
Total assets		94,589,457,414
Total liabilities	–	288,187,739
Net assets		$94,301,269,675
Net Assets by Source
Capital received from investors		94,301,269,675

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$56,419,108,487		56,417,323,480		$1.00
Ultra Shares	$37,882,161,188		37,881,065,479		$1.00

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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$827,851,104
Expenses
Investment adviser and administrator fees		272,785,960
Shareholder service fees:
Investor Shares		100,684,246
Registration fees		3,018,612
Custodian fees		1,851,595
Portfolio accounting fees		1,358,581
Transfer agent fees		1,056,329
Shareholder reports		838,233
Professional fees		389,307
Independent trustees’ fees		333,555
Other expenses	+	1,116,381
Total expenses		383,432,799
Expense reduction by CSIM and its affiliates	–	115,712,488
Net expenses	–	267,720,311
Net investment income		560,130,793
Realized Gains (Losses)
Net realized gains on investments		1,493,351
Increase in net assets resulting from operations		$561,624,144
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$560,130,793	$2,106,023,453
Net realized gains	+	1,493,351	254,559
Increase in net assets from operations		561,624,144	2,106,278,012
Distributions to Shareholders
Investor Shares		(315,482,113)	(1,262,520,526)
Ultra Shares	+	(245,419,009)	(843,513,892)
Total distributions		($560,901,122)	($2,106,034,418)
Transactions in Fund Shares*
Shares Sold
Investor Shares		59,504,647,997	87,087,186,235
Ultra Shares	+	51,710,517,078	58,983,189,018
Total shares sold		111,215,165,075	146,070,375,253
Shares issued in connection with reorganization[1]
Investor Shares	+	842,101,929	—
Total shares issued in connection with reorganization		842,101,929	—
Shares Reinvested
Investor Shares		267,184,204	1,007,857,296
Ultra Shares	+	208,224,282	683,726,772
Total shares reinvested		475,408,486	1,691,584,068
Shares Redeemed
Investor Shares		(79,166,878,998)	(60,844,579,725)
Ultra Shares	+	(61,533,811,535)	(41,724,416,538)
Total shares redeemed		(140,700,690,533)	(102,568,996,263)
Net transactions in fund shares		(28,168,015,043)	45,192,963,058
Net Assets
Beginning of period		122,468,561,696	77,275,355,044
Total increase or decrease	+	(28,167,292,021)	45,193,206,652
End of period		$94,301,269,675	$122,468,561,696
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective February 24, 2020, all the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund totaling a net value of $842,178,185 were transferred to the Schwab Value Advantage Money Fund. (See financial note 8)
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Schwab Value Advantage Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2020, the fund had investments in repurchase agreements with a gross value of $26,056,438,264 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan
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Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Prior to September 24, 2020, the advisory and administrative service fee of the fund was as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.25%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
Prior to September 24, 2020, the expense limitation was as follows:
Investor Shares	0.34%
During the period ended December 31, 2020, the fund waived a total of $115,712,488 in expenses: $71,750,971 was waived in accordance with the contractual expense limitation noted above and $43,961,517 was waived voluntarily. See Voluntary Yield Waiver/Reimbursement note below.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $32,977,343 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments was $94,107,884,139.
As of December 31, 2020, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards available to offset future net capital gains.
For the fiscal year ended December 31, 2020, the fund had capital loss carryforwards utilized as follows:
Schwab Value Advantage Money Fund
Capital loss carryforwards utilized	$4,189
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Schwab Value Advantage Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Schwab Value Advantage Money Fund
Current fiscal year end distributions
Ordinary income	$560,901,122
Prior fiscal year end distributions
Ordinary income	$2,106,034,418
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Reorganization:
Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund were transferred to the Schwab Value Advantage Money Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the open of business on February 24, 2020. The reorganization is intended to achieve economies of scale on the three funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the reorganization.
	Before Reorganization			After Reorganization
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund	Schwab Value Advantage Money Fund
Shares:
Investor Shares	75,525,909,298	198,958,986	643,142,943	76,368,011,227
Ultra Shares	50,310,908,264	—	—	50,310,908,264
Net Assets:
Investor Shares	$75,527,152,916	$198,952,517	$643,225,668	$76,369,331,101
Ultra Shares	$50,311,700,098	—	—	$50,311,700,098
Net Asset Value:
Investor Shares	$1.00	$1.00	$1.00	$1.00
Ultra Shares	$1.00	—	—	$1.00
Net unrealized appreciation (depreciation)	—	—	—	—
Value of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Cost of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Since the net asset values of each of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund are immaterial to the net assets of the Schwab Value Advantage Money Fund, pro forma financial statements showing the effect of the reorganization are not presented. The Schwab Value Advantage Money Fund acquired capital loss carryovers aggregating $4,189 from Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Value Advantage Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Value Advantage Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the fund designates 99.36% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Value Advantage Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), to reflect a reduction in the advisory fee paid by the Fund to CSIM as compensation for CSIM’s services rendered to the Fund. The Board also considered a corresponding amendment to the Fund’s expense limitation agreement to reduce the expense limitation for the Fund’s Investor Shares. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Fund by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of the Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to the Fund effective September 24, 2020 and concluded that the compensation payable by the Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Value Advantage Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Schwab Value Advantage Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab Value Advantage Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

43
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

44
Schwab Value Advantage Money Fund  |  Annual Report

Schwab Value Advantage Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

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Schwab Value Advantage Money Fund  |  Annual Report

Notes

Notes

Schwab Value Advantage Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-24
00256556

Annual Report  |  December 31, 2020
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.
2
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term U.S. Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) varied throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response, lengthening over the second half of the year in anticipation of the slowdown in the issuance of government securities and uncertainty regarding future issuance. The fund’s WAM began the reporting period at 37 days, reached a low of 30 days in August, and a high of 46 days in November and December, where it ended the reporting period.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	46 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[2]	*	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.33%	-0.23%	-0.08%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
5
Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term U.S. Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) varied throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response, lengthening late in the fourth quarter in anticipation of the slowdown in the issuance of government securities and uncertainty regarding future issuance. The fund’s WAM began the reporting period at 53 days, reached a high of 57 days in March and a low of 33 days in October, before ending the reporting period at 54 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	54 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Schwab Government Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.24%	-0.09%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
7
Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term U.S. Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) varied throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response, lengthening over the second half of the year in anticipation of the slowdown in the issuance of government securities and uncertainty regarding future issuance. The fund’s WAM began the reporting period at 38 days, reached a low of 32 days in March and a high of 53 days in December, where it ended the reporting period.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	53 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.21%	-0.06%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[3]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.18%	$1,000.00	$1,000.10	$0.90
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.20	$0.92
Investor Shares
Actual Return	0.19%	$1,000.00	$1,000.10	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97
Ultra Shares[4,5]
Actual Return	0.13%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.45	$0.66
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.18%	$1,000.00	$1,000.10	$0.90
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.20	$0.92
Ultra Shares[4,5]
Actual Return	0.12%	$1,000.00	$1,000.00	$0.32
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.50	$0.61
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.25%	$1,000.00	$1,000.10	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Ultra Shares[4,5]
Actual Return	0.16%	$1,000.00	$1,000.00	$0.43
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.30	$0.81

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
[4]	Actual expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 99 days of the period (from commencement of operations on 9/24/20 through 12/31/20), and divided by 366 days of the fiscal year.
[5]	Hypothetical expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 366 days of the fiscal year
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	1.65%	1.23%	0.26%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30% [3],[4]	0.59%	0.62%	0.63% [3],[5]	0.39% [3]
Gross operating expenses	0.52%	0.59%	0.62%	0.68%	0.71%
Net investment income (loss)	0.18%	1.64%	1.12%	0.25%	0.01%
Net assets, end of period (x 1,000,000)	$20,119	$12,450	$11,325	$25,324	$32,377

Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[6]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	1.90%	1.51%	0.50%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3],[4]	0.35%	0.35%	0.40% [3],[5]	0.33%
Gross operating expenses	0.43%	0.47%	0.48%	0.53%	0.55%
Net investment income (loss)	0.28%	1.84%	1.66%	0.51%	0.09%
Net assets, end of period (x 1,000,000)	$11,980	$13,436	$7,871	$1,362	$939
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 4)
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
11
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Financial Highlights continued
Ultra Shares	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Distributions from net realized gains	(0.00) [3]
Total distributions	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.00% [4],[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [6],[7]
Gross operating expenses	0.20% [7]
Net investment income (loss)	0.01% [7]
Net assets, end of period (x 1,000,000)	$1,647

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Percentage was less than 0.005%.
5
Not annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
Annualized.
12
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 35.0% of net assets
U.S. Government Agency Debt 5.9%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.70%		04/12/21	46,500,000	46,527,755
		0.11%		04/26/21	10,000,000	9,996,578
		0.11%		04/28/21	35,000,000	34,987,808
		0.09%		07/09/21	8,000,000	7,996,280
		0.13%		08/12/21	221,977,000	221,968,164
		0.13%		08/17/21	15,500,000	15,487,406
		0.10%		08/19/21	12,000,000	11,992,433
		0.10%		08/30/21	5,000,000	4,996,694
		0.10%		10/06/21	14,900,000	14,888,618
		0.11%		11/01/21	2,000,000	1,998,161
		0.12%		12/06/21	7,000,000	6,992,160
FEDERAL HOME LOAN BANKS		0.10%		01/29/21	215,000,000	214,985,368
		0.39%		02/09/21	20,000,000	19,992,300
		0.09%		02/23/21	176,000,000	175,979,222
		0.09%		02/24/21	82,000,000	81,989,545
		0.12%		02/26/21	244,500,000	244,457,885
		1.25%		03/02/21	9,000,000	9,012,832
		0.45%		03/08/21	85,500,000	85,432,669
		0.40%		03/09/21	85,500,000	85,439,200
		0.63%		03/09/21	14,000,000	14,007,116
		2.50%		03/12/21	38,055,000	38,197,305
		0.50%		03/16/21	36,700,000	36,695,957
		0.40%		03/19/21	49,700,000	49,659,136
		0.40%		03/22/21	85,800,000	85,726,593
		0.12%		06/23/21	85,900,000	85,897,433
		0.13%		08/20/21	161,400,000	161,383,207
		0.13%		09/10/21	34,270,000	34,268,402
		2.38%		09/10/21	12,900,000	13,097,095
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.38%		02/16/21	34,901,000	34,977,252
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.38%		02/26/21	130,820,000	131,058,631
						1,980,089,205
13
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 29.1%
UNITED STATES TREASURY		0.09%		01/05/21	170,000,000	169,999,570
		0.11%		01/05/21	129,000,000	128,999,624
		0.12%		01/07/21	559,000,000	558,994,394
		0.15%		01/14/21	131,000,000	130,994,542
		2.00%		01/15/21	136,100,000	136,176,955
		0.10%		01/21/21	468,700,000	468,677,203
		0.10%		01/26/21	169,800,000	169,789,623
		0.10%		01/28/21	130,000,000	129,991,333
		2.13%		01/31/21	55,000,000	55,081,532
		0.10%		02/04/21	216,100,000	216,081,357
		0.10%		02/09/21	169,000,000	168,983,607
		0.09%		02/11/21	248,000,000	247,975,655
		2.25%		02/15/21	182,000,000	182,444,664
		0.08%		02/16/21	220,300,000	220,278,291
		0.13%		02/16/21	128,500,000	128,480,814
		0.09%		02/18/21	141,000,000	140,983,609
		0.09%		02/23/21	204,000,000	203,974,500
		0.10%		02/23/21	158,000,000	157,979,153
		0.09%		02/25/21	288,000,000	287,964,640
		0.09%		03/02/21	264,000,000	263,965,093
		0.08%		03/09/21	108,000,000	107,984,256
		2.38%		03/15/21	341,000,000	342,459,449
		0.09%		03/23/21	144,000,000	143,972,544
		0.09%		03/25/21	743,200,000	743,056,057
		0.11%		03/30/21	169,000,000	168,957,304
		0.09%		04/06/21	231,000,000	230,949,822
		0.09%		04/08/21	77,000,000	76,982,307
		0.09%		04/22/21	137,000,000	136,962,188
		3.13%		05/15/21	40,000,000	40,435,209
		2.13%		05/31/21	142,500,000	143,656,795
		2.63%		06/15/21	66,464,000	67,205,827
		1.63%		06/30/21	143,200,000	144,259,632
		2.13%		06/30/21	100,000,000	100,978,764
		2.63%		07/15/21	310,800,000	314,894,337
		1.75%		07/31/21	375,839,000	379,335,724
		1.13%		07/31/21	57,000,000	57,329,679
		2.25%		07/31/21	57,000,000	57,695,065
		2.13%		08/15/21	54,000,000	54,663,739
		2.75%		08/15/21	146,780,000	149,146,885
		1.13%		08/31/21	417,000,000	419,752,870
		2.00%		08/31/21	71,700,000	72,577,024
		1.50%		08/31/21	166,600,000	168,110,807
		2.75%		09/15/21	139,000,000	141,551,410
		2.13%		09/30/21	110,000,000	111,624,706
		1.50%		09/30/21	57,200,000	57,780,312
		2.00%		10/31/21	78,000,000	79,214,512
		1.25%		10/31/21	495,900,000	500,561,373
		1.50%		10/31/21	415,200,000	419,910,378
14
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.88%		11/15/21	147,900,000	151,434,822
		1.50%		11/30/21	63,600,000	64,388,820
						9,815,648,776
Total Fixed-Rate Obligations
(Cost $11,795,737,981)						11,795,737,981

Variable-Rate Obligations 21.3% of net assets
U.S. Government Agency Debt 15.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/04/21	03/03/21	138,000,000	138,000,000
(SOFR + 0.30%)		0.39%	01/04/21	04/27/21	119,200,000	119,200,000
(SOFR + 0.07%)		0.16%	01/04/21	08/20/21	11,000,000	11,000,000
(SOFR + 0.21%)		0.30%	01/04/21	10/28/21	32,100,000	32,100,000
(SOFR + 0.08%)		0.17%	01/04/21	03/10/22	66,400,000	66,400,000
(SOFR + 0.09%)		0.18%	01/04/21	07/25/22	58,200,000	58,195,417
(SOFR + 0.06%)		0.15%	01/04/21	10/21/22	118,000,000	118,000,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.17%)		0.06%		01/08/21	549,665,000	549,675,921
(SOFR + 0.11%)		0.20%	01/04/21	01/15/21	55,100,000	55,100,000
(SOFR + 0.04%)		0.13%	01/04/21	02/09/21	55,100,000	55,100,000
(3 mo. USD-LIBOR - 0.14%)		0.07%		02/12/21	171,000,000	171,000,000
(1 mo. USD-LIBOR - 0.05%)		0.10%	01/19/21	02/16/21	182,000,000	181,999,718
(1 mo. USD-LIBOR - 0.05%)		0.09%	01/22/21	02/22/21	50,000,000	49,999,697
(SOFR + 0.10%)		0.19%	01/04/21	02/22/21	108,300,000	108,300,000
(1 mo. USD-LIBOR - 0.03%)		0.11%	01/25/21	02/24/21	93,000,000	93,000,000
(SOFR + 0.07%)		0.16%	01/04/21	02/26/21	104,500,000	104,500,000
(SOFR + 0.08%)		0.17%	01/04/21	03/04/21	174,300,000	174,300,000
(SOFR + 0.14%)		0.23%	01/04/21	03/10/21	15,300,000	15,300,000
(SOFR + 0.12%)		0.21%	01/04/21	03/12/21	97,800,000	97,800,260
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/19/21	03/19/21	183,300,000	183,300,000
(1 mo. USD-LIBOR - 0.01%)		0.14%	01/05/21	04/05/21	183,200,000	183,200,000
(SOFR + 0.17%)		0.26%	01/04/21	04/09/21	33,000,000	33,000,000
(1 mo. USD-LIBOR - 0.02%)		0.13%	01/04/21	05/03/21	79,500,000	79,500,000
(1 mo. USD-LIBOR + 0.07%)		0.22%	01/04/21	05/04/21	114,600,000	114,600,000
(SOFR + 0.10%)		0.19%	01/04/21	05/07/21	27,500,000	27,500,000
(SOFR + 0.06%)		0.15%	01/04/21	05/14/21	143,000,000	143,000,000
(SOFR + 0.08%)		0.17%	01/04/21	06/11/21	88,000,000	88,000,000
(SOFR + 0.08%)		0.17%	01/04/21	07/08/21	87,500,000	87,500,000
(SOFR + 0.05%)		0.14%	01/04/21	07/16/21	115,500,000	115,500,000
(SOFR + 0.09%)		0.18%	01/04/21	09/10/21	137,700,000	137,700,000
(SOFR + 0.12%)		0.21%	01/04/21	02/28/22	119,000,000	119,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		0.12%	01/04/21	02/19/21	68,700,000	68,700,000
(SOFR + 0.32%)		0.41%	01/04/21	09/23/21	18,400,000	18,400,000
(SOFR + 0.15%)		0.24%	01/04/21	03/04/22	150,300,000	150,293,879
(SOFR + 0.20%)		0.29%	01/04/21	03/11/22	36,800,000	36,800,000
(SOFR + 0.19%)		0.28%	01/04/21	06/02/22	187,000,000	187,000,000
15
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)		0.19%	01/04/21	08/19/22	230,900,000	230,900,000
(SOFR + 0.10%)		0.19%	01/04/21	09/09/22	131,700,000	131,700,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.30%)		0.39%	01/04/21	09/24/21	94,500,000	94,500,000
(SOFR + 0.34%)		0.43%	01/04/21	10/20/21	94,500,000	94,500,000
(SOFR + 0.35%)		0.44%	01/04/21	04/07/22	111,800,000	111,835,596
(SOFR + 0.39%)		0.48%	01/04/21	04/15/22	129,300,000	129,324,533
(SOFR + 0.24%)		0.33%	01/04/21	04/29/22	93,000,000	93,000,000
(SOFR + 0.20%)		0.29%	01/04/21	05/09/22	139,000,000	139,000,000
(SOFR + 0.19%)		0.28%	01/04/21	05/19/22	186,000,000	186,000,000
(SOFR + 0.19%)		0.28%	01/04/21	05/27/22	109,750,000	109,749,995
						5,292,475,016
U.S. Treasury Debt 3.3%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.21%	01/04/21	01/31/21	144,500,000	144,495,497
(3 mo. US TBILL + 0.14%)		0.23%	01/04/21	04/30/21	136,600,000	136,616,829
(3 mo. US TBILL + 0.30%)		0.40%	01/04/21	10/31/21	136,900,000	137,173,309
(3 mo. US TBILL + 0.15%)		0.25%	01/04/21	01/31/22	181,900,000	181,925,832
(3 mo. US TBILL + 0.11%)		0.21%	01/04/21	04/30/22	172,900,000	172,954,452
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	07/31/22	233,400,000	233,393,429
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	10/31/22	100,000,000	99,990,780
						1,106,550,128
Variable Rate Demand Notes 2.3%
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	10,100,000	10,100,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	11,410,000	11,410,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	27,590,000	27,590,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	24,000,000	24,000,000
M/F HOUSING RB (OAKMONT OF CONCORD) SERIES 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	23,000,000	23,000,000
M/F HOUSING RB (OAKMONT SR LIVING OF ESCONDIDO) SERIES 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	13,240,000	13,240,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	13,035,000	13,035,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	12,920,000	12,920,000
16
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	13,605,000	13,605,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	53,100,000	53,100,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE RB (MARINER’S CAY APTS) SERIES 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		01/07/21	2,160,000	2,160,000
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	11,750,000	11,750,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	17,335,000	17,335,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	24,900,000	24,900,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.18%		01/07/21	13,200,000	13,200,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	9,745,000	9,745,000
METRO GOVERNMENT OF NASHVILLE & DAVIDSON CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
M/F HOUSING REFUNDING RB (BRENTWOOD OAKS APTS) SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	10,420,000	10,420,000
NEVADA HOUSING DIVISION
HOUSING RB (VISTA CREEK APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	16,515,000	16,515,000
RB (SONOMA PALMS APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	15,000,000	15,000,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F HOUSING RB (155 WEST 21ST STREET) SERIES 2007B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	6,600,000	6,600,000
M/F MORTGAGE RB (201 PEARL STREET DEVELOPMENT) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		01/07/21	1,510,000	1,510,000
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	14,275,000	14,275,000
M/F RENTAL HOUSING RB SERIES 2006B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	6,100,000	6,100,000
NEW YORK STATE HFA
HOUSING RB (316 11TH AVE) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	46,700,000	46,700,000
17
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HOUSING RB (360 W 43RD ST) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	31,000,000	31,000,000
HOUSING RB (39TH ST) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	21,400,000	21,400,000
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	12,900,000	12,900,000
HOUSING RB (CLINTON GREEN SOUTH) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	23,900,000	23,900,000
HOUSING RB (CLINTON GREEN) SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	42,000,000	42,000,000
HOUSING RB (NORTH END AVE) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		01/07/21	1,300,000	1,300,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	84,195,000	84,195,000
HOUSING RB SERIES 2007B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	6,900,000	6,900,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	10,390,000	10,390,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	10,530,000	10,530,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.18%		01/07/21	6,775,000	6,775,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	12,395,000	12,395,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	42,300,000	42,300,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	9,250,000	9,250,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	12,200,000	12,200,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	14,600,000	14,600,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	11,400,000	11,400,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	11,140,000	11,140,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	13,800,000	13,800,000
18
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	12,445,000	12,445,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	10,120,000	10,120,000
						799,150,000
Total Variable-Rate Obligations
(Cost $7,198,175,144)						7,198,175,144
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 43.9% of net assets
U.S. Government Agency Repurchase Agreements* 30.7%
BANK OF MONTREAL
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $52,442,906, 1.13% - 3.50%, due 02/28/21 - 01/01/51)		0.07%		01/04/21	51,000,397	51,000,000
Issued 12/29/20, repurchase date 01/28/21 (Collateralized by U.S. Government Agency Securities valued at $64,895,408, 2.00%, due 12/01/50)		0.10%		01/07/21	63,001,575	63,000,000
BANK OF NOVA SCOTIA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $153,001,367, 0.50% - 2.00%, due 05/31/24 - 06/30/27)		0.08%		01/04/21	150,001,333	150,000,000
BARCLAYS BANK PLC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $980,579,066, 1.50% - 4.00%, due 08/01/35 - 01/01/51)		0.10%		01/04/21	952,018,511	952,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Government Agency Securities valued at $677,754,496, 1.50% - 3.50%, due 09/01/33 - 01/01/51)		0.11%		01/05/21	658,014,074	658,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Government Agency Securities valued at $824,016,023, 2.00% - 4.00%, due 09/01/33 - 01/01/51)		0.10%		01/06/21	800,015,556	800,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Government Agency Securities valued at $488,227,595, 2.50% - 4.00%, due 07/01/48 - 11/01/50)		0.08%		01/07/21	474,007,373	474,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $99,970,923, 0.63% - 7.88%, due 02/15/21 - 12/01/50)		0.08%		01/04/21	98,000,871	98,000,000
19
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BOFA SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $646,840,000, 1.75% - 5.25%, due 01/25/21 - 10/01/50)		0.08%		01/04/21	628,005,582	628,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $91,673,989, 0.25% - 2.00%, due 06/03/22 - 11/20/50)		0.08%		01/04/21	89,000,791	89,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $783,360,000, 1.95% - 8.50%, due 11/15/22 - 01/15/56)		0.07%		01/04/21	768,005,973	768,000,000
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $621,180,003, 0.38% - 2.25%, due 07/15/25 - 08/15/46)		0.10%		01/04/21	609,011,842	609,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $765,000,000, 2.00% - 7.50%, due 10/01/25 - 08/01/50)		0.11%		01/05/21	750,016,042	750,000,000
Issued 12/24/20, repurchase date 04/06/21 (Collateralized by U.S. Government Agency Securities valued at $133,664,069, 2.00% - 7.50%, due 06/01/23 - 09/01/56)		0.25%		02/04/21	131,038,208	131,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $781,770,000, 1.94% - 7.00%, due 03/20/29 - 03/15/54)		0.08%		01/04/21	759,006,747	759,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 2.00% - 6.00%, due 12/15/28 - 05/20/50)		0.07%		01/04/21	250,001,944	250,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $27,540,077, 1.75% - 2.63%, due 07/31/21 - 12/31/23)		0.08%		01/04/21	27,000,240	27,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $325,380,006, 0.13% - 3.38%, due 01/15/28 - 05/15/50)		0.11%		01/05/21	319,006,823	319,000,000
RBC DOMINION SECURITIES INC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $257,252,636, 0.13% - 6.00%, due 01/15/25 - 12/01/50)		0.10%		01/04/21	250,004,861	250,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $152,441,355, 0.72% - 6.00%, due 10/15/36 - 12/20/50)		0.08%		01/04/21	148,001,316	148,000,000
20
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
ROYAL BANK OF CANADA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,526,151,081, 0.13% - 5.00%, due 04/15/21 - 10/01/50)		0.07%		01/04/21	1,488,011,573	1,488,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Government Agency Securities valued at $772,515,021, 1.94% - 6.00%, due 05/01/32 - 06/20/63)		0.10%		01/06/21	750,014,583	750,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $159,121,415, 3.51% - 3.96%, due 11/01/28 - 02/01/34)		0.08%		01/04/21	153,001,360	153,000,000
						10,365,000,000
U.S. Treasury Repurchase Agreements 13.2%
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,869,719, 0.13%, due 10/31/22)		0.06%		01/04/21	1,833,050	1,833,038
Issued 12/10/20, repurchase date 01/12/21 (Collateralized by U.S. Treasury Securities valued at $325,406,923, 2.25% - 2.75%, due 11/15/24 - 11/15/42)		0.09%		01/07/21	319,022,330	319,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $63,240,456, 0.50%, due 03/15/23)		0.06%		01/04/21	62,000,413	62,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $204,002,786, 0.38% - 4.25%, due 02/15/21 - 11/15/49)		0.07%		01/07/21	200,002,722	200,000,000
BOFA SECURITIES INC
Issued 12/17/20, repurchase date 01/19/21 (Collateralized by U.S. Treasury Securities valued at $338,640,041, 0.25% - 2.25%, due 01/31/22 - 05/31/26)		0.11%		01/19/21	332,033,477	332,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $918,000,072, 2.88% - 4.50%, due 08/15/39 - 11/15/46)		0.05%		01/04/21	900,005,000	900,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,574,880,044, 0.13% - 2.50%, due 04/15/25 - 02/15/46)		0.06%		01/04/21	1,544,010,293	1,544,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $99,960,091, 3.13%, due 11/15/28)		0.06%		01/04/21	98,000,653	98,000,000
JP MORGAN SECURITIES LLC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $10,200,051, 1.13% - 7.13%, due 11/15/21 - 05/31/24)		0.09%		01/05/21	10,000,175	10,000,000
21
Schwab Government Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Treasury Securities valued at $255,000,838, 2.88% - 3.13%, due 05/15/21 - 11/30/23)		0.09%		01/06/21	250,004,375	250,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $647,700,005, 0.00% - 7.25%, due 02/15/21 - 11/30/25)		0.07%		01/07/21	635,008,643	635,000,000
RBC DOMINION SECURITIES INC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $107,101,701, 0.13% - 3.88%, due 07/15/24 - 02/15/49)		0.08%		01/04/21	105,001,633	105,000,000
						4,456,833,038
Total Repurchase Agreements
(Cost $14,821,833,038)						14,821,833,038
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
22
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$18,993,913,125
Repurchase agreements, at cost and value (Note 2a)		14,821,833,038
Receivables:
Investments sold		4,140,029
Fund shares sold		197,159,282
Interest		27,945,148
Prepaid expenses	+	611,714
Total assets		34,045,602,336
Liabilities
Payables:
Investments bought		263,965,093
Investment adviser and administrator fees		3,343,717
Shareholder service fees		1,762
Independent trustees’ fees		877
Fund shares redeemed		30,496,337
Distributions to shareholders		45,384
Accrued expenses	+	804,718
Total liabilities		298,657,888
Net Assets
Total assets		34,045,602,336
Total liabilities	–	298,657,888
Net assets		$33,746,944,448
Net Assets by Source
Capital received from investors		33,746,944,448

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$20,119,186,968		20,119,047,655		$1.00
Investor Shares	$11,980,475,390		11,980,364,165		$1.00
Ultra Shares	$1,647,282,090		1,647,282,202		$1.00

23
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See financial notes

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$162,599,274
Expenses
Investment adviser and administrator fees		85,283,227
Shareholder service fees:
Sweep Shares		41,548,733
Investor Shares		22,834,002
Registration fees		927,540
Portfolio accounting fees		455,470
Shareholder reports		350,555
Custodian fees		343,471
Transfer agent fees		295,770
Professional fees		130,845
Independent trustees’ fees		107,013
Other expenses	+	291,503
Total expenses		152,568,129
Expense reduction by CSIM and its affiliates	–	61,361,110
Net expenses	–	91,207,019
Net investment income		71,392,255
Realized Gains (Losses)
Net realized gains on investments		5,375
Increase in net assets resulting from operations		$71,397,630
24
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$71,392,255	$398,860,846
Net realized gains	+	5,375	—
Increase in net assets from operations		71,397,630	398,860,846
Distributions to Shareholders1
Sweep Shares		(29,441,697)	(196,271,690)
Investor Shares		(41,930,643)	(202,589,156)
Ultra Shares	+	(22,585)	—
Total distributions		($71,394,925)	($398,860,846)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		85,957,904,791	74,108,620,167
Investor Shares		23,334,546,656	22,309,630,136
Ultra Shares	+	2,223,298,968	—
Total shares sold		111,515,750,415	96,418,250,303
Shares Reinvested
Sweep Shares		29,440,336	196,271,641
Investor Shares		34,089,502	149,520,937
Ultra Shares	+	14,496	—
Total shares reinvested		63,544,334	345,792,578
Shares Redeemed
Sweep Shares		(78,318,071,859)	(73,179,965,757)
Investor Shares		(24,824,251,174)	(16,894,530,221)
Ultra Shares	+	(576,031,262)	—
Total shares redeemed		(103,718,354,295)	(90,074,495,978)
Net transactions in fund shares		7,860,940,454	6,689,546,903
Net Assets
Beginning of period		25,886,001,289	19,196,454,386
Total increase	+	7,860,943,159	6,689,546,903
End of period		$33,746,944,448	$25,886,001,289
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.01) [4]
Total from investment operations	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.01)
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.27%	1.84%	1.40% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.23% [6],[7]	0.35%	0.35% [8]
Gross operating expenses	0.45%	0.49%	0.49% [8]
Net investment income (loss)	0.15%	1.77%	1.64% [8]
Net assets, end of period (x 1,000,000)	$11,297	$7,517	$3,414

Ultra Shares	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Distributions from net realized gains	(0.00) [3]
Total distributions	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.00% [5],[9]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [7],[8]
Gross operating expenses	0.21% [8]
Net investment income (loss)	0.01% [8]
Net assets, end of period (x 1,000,000)	$2,260
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 4)
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
8
Annualized.
9
Percentage was less than 0.005%.
26
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 82.0% of net assets
U.S. Treasury Debt 82.0%
UNITED STATES TREASURY		0.08%		01/05/21	100,000,000	99,999,792
		0.10%		01/05/21	75,000,000	74,999,798
		0.11%		01/05/21	239,000,000	238,999,303
		0.08%		01/07/21	307,320,000	307,318,067
		0.10%		01/07/21	8,292,000	8,291,928
		0.12%		01/07/21	140,000,000	139,998,593
		0.07%		01/14/21	350,000,000	349,993,194
		0.08%		01/14/21	1,328,000	1,327,971
		0.12%		01/14/21	150,000,000	149,995,000
		0.07%		01/19/21	500,000,000	499,984,792
		0.12%		01/19/21	100,000,000	99,995,000
		0.07%		01/21/21	8,832,000	8,831,708
		0.08%		01/21/21	5,441,000	5,440,801
		0.10%		01/21/21	57,900,000	57,897,184
		0.08%		01/26/21	148,000,000	147,992,493
		0.09%		01/28/21	250,000,000	249,985,000
		0.10%		01/28/21	59,000,000	58,996,067
		1.38%		01/31/21	159,000,000	159,150,138
		2.13%		01/31/21	24,000,000	24,035,578
		2.50%		01/31/21	220,000,000	220,374,280
		0.08%		02/02/21	250,000,000	249,984,292
		0.09%		02/02/21	150,000,000	149,990,083
		0.10%		02/02/21	11,886,000	11,885,090
		0.11%		02/02/21	500,000,000	499,956,701
		0.08%		02/04/21	250,000,000	249,982,993
		0.10%		02/04/21	803,400,000	803,332,500
		0.09%		02/11/21	550,000,000	549,946,166
		2.25%		02/15/21	82,300,000	82,501,076
		0.13%		02/16/21	59,900,000	59,891,057
		0.09%		02/18/21	57,000,000	56,993,374
		0.09%		02/23/21	678,000,000	677,916,361
		0.10%		02/23/21	38,433,000	38,427,929
		0.09%		02/25/21	100,000,000	99,987,722
		0.10%		02/25/21	140,000,000	139,980,789
27
Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.50%		02/28/21	10,000,000	10,032,555
		0.09%		03/02/21	400,000,000	399,945,094
		0.10%		03/02/21	256,392,000	256,352,993
		0.08%		03/04/21	200,000,000	199,973,286
		0.08%		03/09/21	100,000,000	99,985,422
		0.08%		03/11/21	100,000,000	99,985,058
		2.38%		03/15/21	142,000,000	142,612,351
		0.08%		03/18/21	121,288,000	121,268,324
		0.09%		03/23/21	61,000,000	60,988,369
		0.08%		03/25/21	250,000,000	249,953,889
		0.09%		03/25/21	630,353,000	630,231,476
		0.10%		03/25/21	23,725,000	23,719,939
		0.08%		03/30/21	150,000,000	149,970,604
		0.11%		03/30/21	1,000	1,000
		0.09%		04/08/21	150,000,000	149,965,533
		0.08%		04/15/21	250,000,000	249,941,785
		2.38%		04/15/21	15,000,000	15,095,018
		0.09%		04/22/21	307,000,000	306,919,348
		0.08%		04/29/21	3,306,000	3,305,208
		0.09%		04/29/21	62,000,000	61,983,165
		0.08%		05/18/21	60,000,000	59,982,133
		1.38%		05/31/21	60,000,000	60,305,622
		2.63%		06/15/21	405,216,000	409,737,471
		1.63%		06/30/21	110,000,000	110,808,856
		1.13%		07/31/21	25,000,000	25,144,596
		1.75%		07/31/21	140,310,000	141,617,682
		2.25%		07/31/21	54,000,000	54,658,910
		2.13%		08/15/21	24,000,000	24,294,995
		1.13%		08/31/21	111,200,000	111,936,542
		1.50%		09/30/21	100,000,000	101,014,570
		1.25%		10/31/21	35,900,000	36,230,930
		1.50%		10/31/21	110,400,000	111,646,499
		2.88%		11/15/21	59,100,000	60,512,495
Total Fixed-Rate Obligations
(Cost $11,114,504,538)						11,114,504,538

Variable-Rate Obligations 20.3% of net assets
U.S. Treasury Debt 20.3%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.21%	01/04/21	01/31/21	206,000,000	205,994,555
(3 mo. US TBILL + 0.14%)		0.23%	01/04/21	04/30/21	1,373,400,000	1,373,624,751
(3 mo. US TBILL + 0.22%)		0.32%	01/04/21	07/31/21	267,000,000	267,221,123
(3 mo. US TBILL + 0.30%)		0.40%	01/04/21	10/31/21	370,000,000	370,493,981
(3 mo. US TBILL + 0.15%)		0.25%	01/04/21	01/31/22	197,000,000	197,052,278
(3 mo. US TBILL + 0.11%)		0.21%	01/04/21	04/30/22	59,900,000	59,910,375
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	10/31/22	283,500,000	283,493,034
Total Variable-Rate Obligations
(Cost $2,757,790,097)						2,757,790,097
28
Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
29
Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$13,872,294,635
Receivables:
Fund shares sold		116,682,787
Interest		10,652,008
Prepaid expenses	+	685,093
Total assets		14,000,314,523
Liabilities
Payables:
Investments bought		399,957,028
Investment adviser and administrator fees		1,143,307
Shareholder service fees		2,846
Independent trustees’ fees		549
Fund shares redeemed		41,406,782
Distributions to shareholders		70,807
Accrued expenses	+	437,189
Total liabilities		443,018,508
Net Assets
Total assets		14,000,314,523
Total liabilities	–	443,018,508
Net assets		$13,557,296,015
Net Assets by Source
Capital received from investors		13,557,296,015

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$11,297,414,314		11,296,678,680		$1.00
Ultra Shares	$2,259,881,701		2,259,728,736		$1.00

30
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$57,755,957
Expenses
Investment adviser and administrator fees		43,058,816
Shareholder service fees:
Investor Shares		22,446,043
Registration fees		1,065,473
Portfolio accounting fees		308,017
Custodian fees		151,582
Transfer agent fees		145,759
Independent trustees’ fees		72,325
Professional fees		33,454
Shareholder reports		9,654
Other expenses	+	118,230
Total expenses		67,409,353
Expense reduction by CSIM and its affiliates	–	32,171,217
Net expenses	–	35,238,136
Net investment income		22,517,821
Realized Gains (Losses)
Net realized gains on investments		57,156
Increase in net assets resulting from operations		$22,574,977
31
Schwab Government Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$22,517,821	$98,166,732
Net realized gains	+	57,156	63,841
Increase in net assets from operations		22,574,977	98,230,573
Distributions to Shareholders1,2
Sweep Shares		—	(7,599,203)
Investor Shares		(22,517,362)	(90,608,531)
Ultra Shares	+	(31,600)	—
Total distributions		($22,548,962)	($98,207,734)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		—	2,172,193,014
Investor Shares		29,346,089,219	11,354,052,246
Ultra Shares	+	2,973,597,958	—
Total shares sold		32,319,687,177	13,526,245,260
Shares Reinvested
Sweep Shares		—	7,437,144
Investor Shares		18,040,784	64,899,626
Ultra Shares	+	13,520	—
Total shares reinvested		18,054,304	72,336,770
Shares Redeemed
Sweep Shares		—	(6,174,391,422)
Investor Shares		(25,583,897,686)	(7,315,947,549)
Ultra Shares	+	(713,882,742)	—
Total shares redeemed		(26,297,780,428)	(13,490,338,971)
Net transactions in fund shares		6,039,961,053	108,243,059
Net Assets
Beginning of period		7,517,308,947	7,409,043,049
Total increase	+	6,039,987,068	108,265,898
End of period		$13,557,296,015	$7,517,308,947
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
[2]	Ultra Shares commenced operations on September 24, 2020.
32
Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.01) [4]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.02	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27%	1.89%	1.51%	0.58%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30% [5],[6]	0.35%	0.35%	0.33% [5],[7]	0.30% [5]
Gross operating expenses	0.46%	0.48%	0.49%	0.54%	0.58%
Net investment income (loss)	0.27%	1.86%	1.57%	0.65%	0.11%
Net assets, end of period (x 1,000,000)	$7,573	$10,820	$7,545	$3,125	$692

Ultra Shares	9/24/20 [8]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Distributions from net realized gains	(0.00) [3]
Total distributions	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.00% [9],[10]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.16% [5],[11]
Gross operating expenses	0.21% [11]
Net investment income (loss)	0.01% [11]
Net assets, end of period (x 1,000,000)	$1,754
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 4)
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Commencement of operations.
9
Percentage was less than 0.005%.
10
Not annualized.
11
Annualized.
33
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 49.6% of net assets
U.S. Treasury Debt 49.6%
UNITED STATES TREASURY		0.09%		01/05/21	52,100,000	52,099,868
		0.11%		01/05/21	111,000,000	110,999,676
		0.12%		01/07/21	275,000,000	274,997,245
		2.00%		01/15/21	91,700,000	91,746,655
		0.10%		01/21/21	145,200,000	145,192,938
		0.08%		01/26/21	102,000,000	101,994,826
		0.10%		01/26/21	52,300,000	52,296,804
		0.10%		01/28/21	40,000,000	39,997,333
		1.38%		01/31/21	50,000,000	50,035,164
		2.13%		01/31/21	17,000,000	17,025,201
		2.50%		01/31/21	30,000,000	30,045,312
		0.10%		02/04/21	195,100,000	195,083,390
		0.10%		02/09/21	52,900,000	52,894,869
		0.09%		02/11/21	168,000,000	167,983,614
		2.25%		02/15/21	206,000,000	206,503,302
		3.63%		02/15/21	50,000,000	50,188,720
		0.08%		02/16/21	250,000,000	249,975,514
		0.13%		02/16/21	40,100,000	40,094,013
		0.09%		02/18/21	40,000,000	39,995,350
		0.09%		02/23/21	90,000,000	89,989,028
		0.10%		02/23/21	48,000,000	47,993,667
		0.09%		02/25/21	87,000,000	86,989,318
		2.50%		02/28/21	15,000,000	15,048,832
		0.09%		03/02/21	150,000,000	149,980,050
		0.08%		03/09/21	33,000,000	32,995,189
		2.38%		03/15/21	114,600,000	115,086,237
		0.09%		03/23/21	44,000,000	43,991,611
		0.09%		03/25/21	395,000,000	394,923,497
		0.11%		03/30/21	52,900,000	52,886,635
		2.25%		03/31/21	59,100,000	59,355,350
		0.09%		04/08/21	22,600,000	22,594,807
		0.09%		04/15/21	98,000,000	97,976,630
		0.09%		04/22/21	142,500,000	142,462,230
		1.38%		05/31/21	40,000,000	40,203,748
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.13%		05/31/21	45,000,000	45,365,304
		2.63%		06/15/21	128,963,000	130,401,280
		1.63%		06/30/21	44,000,000	44,325,585
		2.13%		06/30/21	78,400,000	79,167,351
		2.63%		07/15/21	92,300,000	93,515,682
		1.13%		07/31/21	18,000,000	18,104,109
		1.75%		07/31/21	121,000,000	122,125,732
		2.25%		07/31/21	39,000,000	39,475,880
		2.13%		08/15/21	17,000,000	17,208,955
		2.75%		08/15/21	45,300,000	46,030,465
		1.13%		08/31/21	115,000,000	115,758,355
		1.50%		08/31/21	49,000,000	49,444,175
		2.00%		08/31/21	22,200,000	22,471,547
		2.75%		09/15/21	41,000,000	41,752,574
		1.50%		09/30/21	18,000,000	18,182,616
		2.13%		09/30/21	33,500,000	33,994,781
		1.25%		10/31/21	130,500,000	131,725,873
		1.50%		10/31/21	125,700,000	127,125,778
		2.00%		10/31/21	21,600,000	21,936,326
		2.88%		11/15/21	42,200,000	43,208,584
		1.50%		11/30/21	20,000,000	20,248,057
Total Fixed-Rate Obligations
(Cost $4,623,195,632)						4,623,195,632

Variable-Rate Obligations 20.5% of net assets
U.S. Treasury Debt 20.5%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.21%	01/04/21	01/31/21	418,800,000	418,790,751
(3 mo. US TBILL + 0.14%)		0.23%	01/04/21	04/30/21	417,025,000	417,019,367
(3 mo. US TBILL + 0.22%)		0.32%	01/04/21	07/31/21	125,000,000	125,111,057
(3 mo. US TBILL + 0.30%)		0.40%	01/04/21	10/31/21	292,800,000	293,231,408
(3 mo. US TBILL + 0.15%)		0.25%	01/04/21	01/31/22	354,600,000	354,667,924
(3 mo. US TBILL + 0.11%)		0.21%	01/04/21	04/30/22	64,200,000	64,218,607
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	07/31/22	150,500,000	150,494,233
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	10/31/22	91,000,000	90,998,939
Total Variable-Rate Obligations
(Cost $1,914,532,286)						1,914,532,286
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.7% of net assets
U.S. Treasury Repurchase Agreements 30.7%
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,633,479, 0.13%, due 10/31/22)		0.06%		01/04/21	1,601,382	1,601,371
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Schwab Government Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/10/20, repurchase date 01/12/21 (Collateralized by U.S. Treasury Securities valued at $76,506,377, 3.00%, due 08/15/48)		0.09%		01/07/21	75,005,250	75,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,020,088, 0.00% - 0.63%, due 03/25/21 - 05/15/30)		0.06%		01/04/21	1,000,007	1,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $142,801,953, 0.13% - 4.25%, due 01/31/22 - 02/15/49)		0.07%		01/07/21	140,001,906	140,000,000
Issued 12/14/20, repurchase date 01/13/21 (Collateralized by U.S. Treasury Securities valued at $306,022,961, 0.13% - 7.88%, due 02/15/21 - 02/15/49)		0.09%		01/07/21	300,018,000	300,000,000
BOFA SECURITIES INC
Issued 12/17/20, repurchase date 01/19/21 (Collateralized by U.S. Treasury Securities valued at $204,000,082, 2.25% - 2.75%, due 08/31/25 - 08/15/27)		0.10%		01/07/21	200,011,667	200,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $316,200,026, 2.63%, due 12/31/23)		0.06%		01/04/21	310,002,067	310,000,000
JP MORGAN SECURITIES LLC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $267,242,003, 0.00%, due 06/03/21 - 09/09/21)		0.09%		01/05/21	262,004,585	262,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Treasury Securities valued at $765,001,990, 0.25% - 2.88%, due 01/31/22 - 07/31/25)		0.09%		01/06/21	750,013,125	750,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $362,100,033, 2.25% - 2.88%, due 04/30/21 - 07/31/23)		0.07%		01/07/21	355,004,832	355,000,000
RBC DOMINION SECURITIES INC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $474,307,379, 0.00% - 7.13%, due 06/03/21 - 11/15/48)		0.08%		01/04/21	465,007,233	465,000,000
Total Repurchase Agreements
(Cost $2,859,601,371)						2,859,601,371

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$6,537,727,918
Repurchase agreements, at cost and value (Note 2a)		2,859,601,371
Receivables:
Fund shares sold		115,516,754
Interest		12,183,251
Prepaid expenses	+	312,485
Total assets		9,525,341,779
Liabilities
Payables:
Investments bought		149,980,050
Investment adviser and administrator fees		1,091,903
Shareholder service fees		1,441
Independent trustees’ fees		496
Fund shares redeemed		47,461,103
Distributions to shareholders		39,650
Accrued expenses	+	330,327
Total liabilities		198,904,970
Net Assets
Total assets		9,525,341,779
Total liabilities	–	198,904,970
Net assets		$9,326,436,809
Net Assets by Source
Capital received from investors		9,326,436,809

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,572,693,000		7,572,667,181		$1.00
Ultra Shares	$1,753,743,809		1,753,744,658		$1.00

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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$64,141,082
Expenses
Investment adviser and administrator fees		33,083,763
Shareholder service fees:
Investor Shares		16,716,340
Registration fees		557,372
Portfolio accounting fees		229,503
Custodian fees		151,853
Transfer agent fees		104,931
Independent trustees’ fees		68,553
Professional fees		59,933
Shareholder reports		37,072
Other expenses	+	115,026
Total expenses		51,124,346
Expense reduction by CSIM and its affiliates	–	17,283,490
Net expenses	–	33,840,856
Net investment income		30,300,226
Realized Gains (Losses)
Net realized gains on investments		8,789
Increase in net assets resulting from operations		$30,309,015
38
Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$30,300,226	$178,568,383
Net realized gains	+	8,789	13,662
Increase in net assets from operations		30,309,015	178,582,045
Distributions to Shareholders1,2
Sweep Shares		—	(377,268)
Investor Shares		(30,263,364)	(178,197,503)
Ultra Shares	+	(41,584)	—
Total distributions		($30,304,948)	($178,574,771)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		—	114,290,563
Investor Shares		17,426,820,437	19,268,186,905
Ultra Shares	+	2,394,046,136	—
Total shares sold		19,820,866,573	19,382,477,468
Shares Reinvested
Sweep Shares		—	376,015
Investor Shares		23,948,502	121,586,371
Ultra Shares	+	31,929	—
Total shares reinvested		23,980,431	121,962,386
Shares Redeemed
Sweep Shares		—	(300,236,869)
Investor Shares		(20,698,011,339)	(16,114,398,609)
Ultra Shares	+	(640,333,407)	—
Total shares redeemed		(21,338,344,746)	(16,414,635,478)
Net transactions in fund shares		(1,493,497,742)	3,089,804,376
Net Assets
Beginning of period		10,819,930,484	7,730,118,834
Total increase or decrease	+	(1,493,493,675)	3,089,811,650
End of period		$9,326,436,809	$10,819,930,484
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
[2]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Government Money Funds  |  Annual Report
See financial notes

Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. The Ultra Shares share classes commenced operations on September 24, 2020. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2020, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$14,821,833,038
Schwab Treasury Obligations Money Fund	2,859,601,371
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
41
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Prior to September 24, 2020, the advisory and administrative service fees of the funds were as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.27%
Schwab U.S. Treasury Money Fund	0.28%
Schwab Treasury Obligations Money Fund	0.29%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of a fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
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Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Prior to September 24, 2020, the expense limitations were as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund
Investor Shares	0.35%
Schwab Treasury Obligations Money Fund
Investor Shares	0.35%
During the period ended December 31, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements noted above:
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab Government Money Fund	$13,102,777	$48,258,333	$61,361,110
Schwab U.S. Treasury Money Fund	14,896,896	17,274,321	32,171,217
Schwab Treasury Obligations Money Fund	11,729,845	5,553,645	17,283,490
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a non-negative net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Government Money Fund	$831,905,027	$—
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	—	—
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Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$33,815,746,163	$13,872,294,635	$9,397,329,289
As of December 31, 2020, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
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Schwab Government Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Current fiscal year end distributions
Ordinary income	$71,394,925	$22,548,962	$30,304,948
Prior fiscal year end distributions
Ordinary income	$398,860,846	$98,207,734	$178,574,771
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the “Funds”), three of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019; except for Schwab U.S. Treasury Money Fund, the financial highlights for the year ended December 31, 2019 and for the period from January 17, 2018 to December 31, 2018, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Government Money Funds
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Percentage
Schwab Government Money Fund	99.75%
Schwab U.S. Treasury Money Fund	99.49%
Schwab Treasury Obligations Money Fund	99.75%
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Schwab Government Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), to reflect a reduction in the advisory fee paid by each Fund to CSIM as compensation for CSIM’s services rendered to such Fund. The Board also considered a corresponding amendment to each
Fund’s expense limitation agreement to reduce the expense limitation for the Investor Shares and Sweep Shares of Schwab Government Money Fund and the Investors Shares of each of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Funds by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of each Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to each Fund effective September 24, 2020 and concluded that the compensation payable by each Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) such Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

54
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

55
Schwab Government Money Funds  |  Annual Report

Schwab Government Money Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

56
Schwab Government Money Funds  |  Annual Report

Notes

Notes

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-16
00256555

Annual Report  |  December 31, 2020
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund as of December 31, 2020

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a volatile one for muni money market securities. In the first two months of the year, as the short-term U.S. Treasury yield curve became increasingly inverted—reflecting expectations of lower rates throughout 2020—demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. The Fed also responded with a variety of measures designed to boost liquidity in prime and muni money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and muni money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Demand for muni money market funds declined in the second half of the reporting period as many investors shifted to higher-yielding options. Despite the resulting decline in demand from traditional muni money market funds for muni money market securities, supply for tax-exempt money market securities became somewhat constrained as non-traditional buyers, like taxable money market funds and tax-exempt bond funds, found value in short-term muni securities. Supply was further restricted as some issuers normally prevalent in the tax-exempt universe opted instead to issue taxable securities as a way to increase flexibility. As a result, SIFMA yields trended sharply lower over the remainder of the year, ending the reporting period at 0.09%.
Outside the U.S., major central banks reduced their policy rates or maintained already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 32 days and ending the reporting period at 34 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 26 days in April, May, and June and a high of 47 days in September.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.01%	0.01%
Seven-Day Yield (without waivers)[2]	-0.16%	-0.01%
Seven-Day Effective Yield (with waivers)[2]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund as of December 31, 2020

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a volatile one for muni money market securities. In the first two months of the year, as the short-term U.S. Treasury yield curve became increasingly inverted—reflecting expectations of lower rates throughout 2020—demand for muni money market securities increased. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply.
In response, by mid-March, the pace of redemptions of muni money market funds was on the rise, and the abrupt drop in demand drove yields sharply higher. Over a one week period in mid-March, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—spiked from 1.28% to 5.20%. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. The Fed also responded with a variety of measures designed to boost liquidity in prime and muni money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and muni money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. Demand for muni money market funds declined in the second half of the reporting period as many investors shifted to higher-yielding options. Despite the resulting decline in demand from traditional muni money market funds for muni money market securities, supply for tax-exempt money market securities became somewhat constrained as non-traditional buyers, liked taxable money market funds and tax-exempt bond funds, found value in short-term muni securities. Supply was further restricted as some issuers normally prevalent in the tax-exempt universe opted instead to issue taxable securities as a way to increase flexibility. As a result, SIFMA yields trended sharply lower over the remainder of the year, ending the reporting period at 0.09%.
Outside the U.S., major central banks reduced their policy rates or maintained already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 34 days and ending it at 35 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 22 days in April and a high of 47 days in September.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.17%	-0.02%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[2]
Schwab Municipal Money Fund
Investor Shares[3]
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.94	$1.17
Ultra Shares[3]
Actual Return	0.19%	$1,000.00	$1,000.20	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97
Schwab AMT Tax-Free Money Fund
Investor Shares[3]
Actual Return	0.25%	$1,000.00	$1,000.10	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.84	$1.27
Ultra Shares[4,5]
Actual Return	0.19%	$1,000.00	$1,000.00	$0.51
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
[3]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[4]	Actual expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 99 days of the period (from commencement of operations on 9/24/20 through 12/31/20), and divided by 366 days of the fiscal year.
[5]	Hypothetical expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 366 days of the fiscal year

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	1.20%	1.15%	0.48%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [4],[5]	0.34%	0.34%	0.42% [6]	0.34% [5]
Gross operating expenses	0.45%	0.48%	0.48%	0.53%	0.55%
Net investment income (loss)	0.35%	1.19%	1.17%	0.50%	0.12%
Net assets, end of period (x 1,000,000)	$2,041	$2,674	$2,735	$822	$519

Ultra Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[7],[8]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.44%	1.35%	1.30%	0.67%	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [4],[5]	0.19%	0.19%	0.22% [6]	0.20% [5]
Gross operating expenses	0.30%	0.33%	0.33%	0.47%	0.55%
Net investment income (loss)	0.45%	1.33%	1.31%	0.71%	0.32%
Net assets, end of period (x 1,000,000)	$9,948	$13,010	$12,748	$5,832	$2,020
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 5)
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
8
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 37.3% of net assets
Alabama 0.5%
Birmingham Water Works Board
Refunding RB Series 2010A		5.00%		01/01/21	6,740,000	6,740,000
Huntsville Health Care Auth
CP		0.21%		01/07/21	8,000,000	8,000,000
CP		0.16%		03/05/21	38,000,000	38,000,000
						52,740,000
California 5.4%
California
GO CP Series A8 (LOC: BANK OF THE WEST)		0.15%		03/02/21	29,000,000	29,000,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		01/26/21	11,622,000	11,622,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		01/27/21	6,940,000	6,940,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		02/01/21	20,000,000	20,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S-4		0.20%		08/10/21	28,000,000	28,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.24%		02/09/21	8,320,000	8,320,000
RB (Kaiser Permanente) Series 2006E		0.24%		02/11/21	28,165,000	28,165,000
RB (Kaiser Permanente) Series 2006E		0.26%		05/06/21	4,520,000	4,520,000
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.45%		07/01/21	40,000,000	40,000,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.14%		03/03/21	10,000,000	10,000,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.15%		03/03/21	2,700,000	2,700,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.24%		02/04/21	4,500,000	4,500,000
RB (Kaiser Permanente) Series 2004E		0.24%		02/11/21	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.26%		04/06/21	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004E		0.26%		05/12/21	2,700,000	2,700,000
RB (Kaiser Permanente) Series 2004I		0.24%		02/09/21	8,500,000	8,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004I		0.24%		02/11/21	10,350,000	10,350,000
RB (Kaiser Permanente) Series 2004I		0.26%		05/04/21	18,500,000	18,500,000
RB (Kaiser Permanente) Series 2004K		0.24%		02/09/21	26,890,000	26,890,000
RB (Kaiser Permanente) Series 2004K		0.24%		03/02/21	27,600,000	27,600,000
RB (Kaiser Permanente) Series 2004K		0.24%		03/03/21	400,000	400,000
RB (Kaiser Permanente) Series 2004K		0.26%		05/11/21	7,620,000	7,620,000
RB (Kaiser Permanente) Series 2004K		0.26%		05/13/21	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2006D		0.22%		02/03/21	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2006D		0.22%		06/09/21	5,900,000	5,900,000
RB (Kaiser Permanente) Series 2008B		0.22%		06/08/21	34,000,000	34,000,000
RB (Kaiser Permanente) Series 2008C		0.21%		01/13/21	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2008C		0.21%		06/09/21	11,700,000	11,700,000
RB (Kaiser Permanente) Series 2009B1		0.24%		03/03/21	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B3		0.24%		03/03/21	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2009B3		0.22%		06/09/21	16,900,000	16,900,000
RB (Kaiser Permanente) Series 2009B4		0.24%		03/09/21	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.21%		01/06/21	19,600,000	19,600,000
RB (Kaiser Permanente) Series 2009B5		0.21%		01/13/21	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2009B5		0.22%		06/03/21	2,250,000	2,250,000
RB (Kaiser Permanente) Series 2009B6		0.24%		03/09/21	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2009B6		0.22%		06/03/21	47,750,000	47,750,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.14%		03/03/21	18,050,000	18,050,000
Los Angeles Cnty Metropolitan Transportation Auth
CP Series R-STST (LOC: STATE STREET BANK AND TRUST COMPANY)		0.14%		03/04/21	15,500,000	15,500,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.16%		02/03/21	40,700,000	40,700,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.16%		03/04/21	9,100,000	9,100,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.14%		03/04/21	11,615,000	11,615,000
Univ of California
CP Notes Series 2009A		0.25%		01/06/21	15,500,000	15,500,000
CP Notes Series 2009A		0.19%		02/03/21	8,500,000	8,500,000
CP Notes Series 2009A		0.15%		03/03/21	5,250,000	5,250,000
RB Series 2018O		5.00%		05/15/21	125,000	127,098
RBs Series 2016K		3.00%		05/15/21	145,000	146,393
						651,915,491
Colorado 0.0%
Colorado
TRAN Series 2020A		3.00%		06/29/21	650,000	658,871
Colorado Health Facilities Auth
RB (Catholic Health) Series 2011A (ESCROW)		5.00%		02/01/21	2,160,000	2,166,866
						2,825,737

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.18%	03/03/21	08/27/21	30,000,000	30,000,000
Florida 3.4%
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.18%		02/02/21	6,892,000	6,892,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.15%		01/07/21	14,325,000	14,325,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.20%		01/07/21	10,000,000	10,000,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.20%		01/21/21	4,500,000	4,500,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.20%		02/04/21	22,000,000	22,000,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		0.19%		02/11/21	11,300,000	11,300,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		0.20%		02/02/21	38,750,000	38,750,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.20%		02/03/21	15,000,000	15,000,000
Miami-Dade Cnty
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		0.20%		02/04/21	215,583,000	215,583,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.22%		02/18/21	27,000,000	27,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.18%		03/10/21	45,553,000	45,553,000
						410,903,000
Georgia 1.9%
Atlanta
Water & Wastewater Revenue CP Notes Series 2018 (LOC: WELLS FARGO BANK NA)		0.21%		02/01/21	8,540,000	8,540,000
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J4 (LOC: BANK OF AMERICA NA)		0.27%		02/04/21	2,866,000	2,866,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.40%		01/06/21	14,096,000	14,096,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.45%		01/06/21	83,015,000	83,015,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L1 (LOC: JPMORGAN CHASE BANK NA)		0.21%		02/03/21	1,162,000	1,162,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.23%		02/03/21	52,260,000	52,260,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L4 (LOC: JPMORGAN CHASE BANK NA)		0.23%		02/03/21	381,000	381,000
3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.23%		02/04/21	7,252,000	7,252,000
3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.25%		02/04/21	2,172,000	2,172,000
3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.27%		02/04/21	30,000,000	30,000,000
3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.26%		01/06/21	7,500,000	7,500,000
3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.32%		01/06/21	6,000,000	6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.24%		02/03/21	8,496,000	8,496,000
						223,740,000
Hawaii 0.4%
Honolulu
GO CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.19%		01/07/21	47,500,000	47,500,000
Illinois 0.5%
Chicago
Midway Airport CP Notes Series A 2020 (LOC: JPMORGAN CHASE BANK NA)		0.19%		03/16/21	4,000,000	4,000,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.20%		02/02/21	13,000,000	13,000,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.17%		03/04/21	12,500,000	12,500,000
RB (DePaul Univ) Series 2011A (ESCROW)		6.13%		04/01/21	20,770,000	21,031,910
RB (Univ of Chicago) Series 2011C (ESCROW)		5.50%		02/16/21	13,500,000	13,572,946
						64,104,856
Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.22%		02/09/21	4,000,000	4,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.22%		02/22/21	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.21%		02/17/21	6,250,000	6,250,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.17%		03/10/21	6,260,000	6,260,000
						21,510,000
Louisiana 0.2%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	7,000,000	7,000,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	20,000,000	20,000,000
						27,000,000
Maryland 0.9%
Baltimore Cnty
GO BANs Series 2020		4.00%		03/22/21	46,105,000	46,412,352
Metropolitan District GO Bonds 76th Issue		5.00%		02/01/21	1,250,000	1,254,021
Montgomery Cnty
BAN Series 2009B (LIQ: JPMORGAN CHASE BANK NA)		0.19%		01/07/21	23,000,000	23,000,000
CP BAN Series 2009A (LIQ: JPMORGAN CHASE BANK NA)		0.14%		03/04/21	29,000,000	29,000,000
RB (Trinity Health) Series 2013MD		0.18%		03/01/21	12,500,000	12,500,000
						112,166,373
Massachusetts 1.8%
Hingham
GO BAN 2020		2.50%		05/13/21	11,433,581	11,492,376
Massachusetts
GO RAN Series 2020A		2.00%		04/21/21	30,000,000	30,163,303

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: TD BANK NA)		0.20%		02/03/21	7,100,000	7,100,000
Sales Tax CP Series B (LIQ: TD BANK NA)		0.22%		01/04/21	7,000,000	7,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		0.20%		04/01/21	35,000,000	35,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.19%		02/03/21	15,660,000	15,660,000
RB (Partners HealthCare) Series 2008H2		0.21%		02/04/21	14,040,000	14,040,000
RB (Partners HealthCare) Series 2008H2		0.14%		03/08/21	17,385,000	17,385,000
Massachusetts Water Resources Auth
CP Series 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.19%		02/09/21	25,000,000	25,000,000
Somerville
GO BAN Series A		2.00%		06/04/21	10,000,000	10,065,917
Westborough
GO BAN 2020		2.00%		03/29/21	39,845,144	40,000,713
						212,907,309
Michigan 1.2%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.18%		03/01/21	12,500,000	12,500,000
State Aid Revenue Notes Series 2020A2 (LOC: JPMORGAN CHASE BANK NA)		4.00%		08/20/21	32,000,000	32,747,590
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F2		1.90%		04/01/21	3,000,000	3,024,565
Univ of Michigan
CP Notes Series L1		0.14%		03/04/21	20,000,000	20,000,000
Extendible CP Notes Series L2		0.17%	03/02/21	08/27/21	23,280,000	23,280,000
General RB Series 2009B		0.19%		01/06/21	28,950,000	28,950,000
General RB Series 2009B		0.14%		02/04/21	27,700,000	27,700,000
						148,202,155
Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.21%		01/06/21	57,425,000	57,425,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.30%		02/01/21	12,840,000	12,840,000
Nevada 0.8%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.19%		01/06/21	17,000,000	17,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		03/03/21	39,000,000	39,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.23%		03/03/21	12,000,000	12,000,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.50%		07/01/21	20,000,000	20,001,549

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		0.15%		02/04/21	3,244,000	3,244,000
						91,245,549
New Jersey 0.1%
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2020A1		2.00%		02/19/21	9,000,000	9,011,309
New York 8.0%
Amityville UFSD
BAN 2020		4.00%		06/18/21	9,500,000	9,651,296
BAN Series 2020		1.75%		06/18/21	13,000,000	13,074,223
Bayport Blue Point UFSD
BAN Series A		1.25%		07/16/21	16,435,000	16,505,913
TAN Series 2020-2021		1.50%		06/25/21	10,500,000	10,559,873
Connetquot CSD
TAN 2020-2021		1.75%		06/25/21	10,000,000	10,068,861
Deer Park UFSD
TAN 2020-2021		1.75%		06/25/21	8,000,000	8,052,253
TAN 2020-2021		2.00%		06/25/21	8,500,000	8,565,908
East Greenbush CSD
BAN 2020		1.25%		12/15/21	22,700,000	22,903,190
East Meadow UFSD
BAN Series C		1.75%		06/18/21	15,300,000	15,388,807
Elmont UFSD
TAN 2020-2021		1.50%		06/25/21	5,200,000	5,228,888
Garden City NY
BAN Series 2020A		5.00%		02/19/21	23,975,000	24,098,245
Grand Island CSD
BAN Series 2020		1.50%		08/12/21	18,199,738	18,322,599
Harborfields CSD
TAN Series 2020-2021		1.75%		06/25/21	23,000,000	23,154,011
Irondequoit
BAN 2020B		1.00%		12/17/21	7,936,500	7,989,089
Jericho UFSD
TAN 2020-2021		1.50%		06/18/21	19,000,000	19,104,735
Lake Placid CSD
GO BANs Series 2020		1.75%		06/25/21	8,565,201	8,612,546
Longwood CSD
BAN Series 2020		1.75%		07/07/21	10,190,000	10,258,526
Massapequa UFSD
TAN 2020-2021		1.50%		06/24/21	8,500,000	8,548,375
Middle Country CSD
TAN Series 2020-2021		1.70%		06/25/21	15,700,000	15,795,901
Miller Place UFSD
TAN 2020-2021		1.75%		06/25/21	12,000,000	12,079,485
New Rochelle CSD
BAN Series 2020		1.75%		06/23/21	27,000,000	27,166,078
BAN Series 2020		2.00%		06/23/21	10,000,000	10,073,263

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/21	220,000	226,043
GO Bonds Fiscal 2018 Series C		4.00%		08/01/21	300,000	306,523
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2012 Series F1		5.00%		05/01/21	750,000	761,235
Future Tax Secured Sub Bonds Fiscal 2013 Series F		5.00%		02/01/21	730,000	732,552
Future Tax Secured Sub Bonds Fiscal 2018 Series C1		5.00%		05/01/21	100,000	101,484
New York State Dormitory Auth
State Personal Income Tax RANs Series 2020B		5.00%		03/31/21	235,830,000	238,300,595
State Personal Income Tax RB series 2014C		5.00%		03/15/21	28,000,000	28,226,945
State Personal Income Tax RB Series 2016D		4.00%		02/15/21	200,000	200,715
State SalesTax RB series 2016A		5.00%		03/15/21	2,000,000	2,016,210
New York State Mortgage Agency
Homeowner Mortgage RB Series 221		1.50%		10/01/21	445,000	448,873
New York State Power Auth
CP Series 1		0.29%		07/13/21	7,000,000	7,000,000
CP Series 2		0.40%		02/25/21	39,343,000	39,343,000
CP Series 2		0.40%		03/11/21	67,072,000	67,072,000
CP Series 2		0.20%		05/11/21	39,713,000	39,713,000
CP Series 2		0.28%		07/15/21	4,573,000	4,573,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013D		5.00%		03/15/21	2,000,000	2,014,786
State Personal Income Tax RB Series 2016A		5.00%		03/15/21	200,000	201,772
Northport-East Northport UFSD
TAN 2020-2021		1.50%		06/25/21	30,500,000	30,675,363
Oceanside UFSD
TAN 2020-2021		1.75%		06/24/21	13,000,000	13,079,365
Orchard Park
BAN 2020		1.75%		08/20/21	11,715,000	11,817,450
Port Washington UFSD
TANs Series 2020-2021		2.00%		06/24/21	16,000,000	16,118,842
Ravena-Coeymans-Selkirk CSD
GO BAN 2020		1.75%		08/13/21	9,000,000	9,073,784
Rye
BAN 2020		1.50%		10/01/21	2,600,000	2,622,426
Sewanhaka Central HSD
TAN 2020-2021		1.50%		06/21/21	10,000,000	10,056,373
Skaneateles CSD
BAN 2020		1.25%		07/22/21	28,701,000	28,822,428
South Country CSD
TAN Series 2020-2021		1.75%		06/25/21	32,000,000	32,213,489
Southampton UFSD
TAN 2020-2021		1.50%		06/24/21	16,500,000	16,595,846
Southold
BAN 2020		1.75%		09/23/21	5,000,000	5,052,974
Tompkins Cnty
BAN Series 2020A		2.25%		02/19/21	5,000,000	5,006,894
Tonawanda
BAN 2020		1.75%		08/27/21	10,568,400	10,664,001

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Vestal CSD
BAN Series 2020B		1.50%		07/29/21	11,400,000	11,469,165
Victor CSD
BAN Series 2020A		1.75%		07/30/21	13,000,000	13,099,088
West Islip UFSD
BAN Series 2020		1.50%		07/28/21	9,246,280	9,301,846
						962,110,132
North Carolina 0.1%
North Carolina Eastern Municipal Power Agency
Power System RB Series 2012B (ESCROW)		5.00%		01/01/21	8,020,000	8,020,000
Ohio 0.6%
Franklin Cnty
Hospital Improvment Refunding RBs Series 2013		5.00%		05/15/21	235,000	238,900
RB (Trinity Health) Series 2013-OH		0.22%		02/01/21	9,700,000	9,700,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.19%		01/26/21	16,000,000	16,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.15%		03/02/21	16,400,000	16,400,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.16%		03/09/21	11,000,000	11,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.15%		03/02/21	22,000,000	22,000,000
Hospital RB (Cleveland Clinic) Series 2012A		5.00%		01/01/21	100,000	100,000
						75,438,900
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Auth
RB Series 2011A (ESCROW)		5.00%		05/03/21	6,000,000	6,081,295
RB Series 2011A (ESCROW)		5.13%		05/03/21	7,055,000	7,153,399
						13,234,694
Tennessee 0.7%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.15%		02/03/21	10,125,000	10,125,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.23%		01/04/21	28,000,000	28,000,000
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.23%		01/05/21	50,000,000	50,000,000
						88,125,000
Texas 8.8%
Aldine ISD
ULT REfunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	300,000	301,397
Alief ISD
ULT Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	305,000	306,627
Arlington ISD
ULT School Building & Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	120,000	120,639
Boerne ISD
ULT Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	590,000	591,912

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	360,000	361,655
Dallas
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.18%		03/25/21	17,770,000	17,770,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.16%		03/04/21	22,950,000	22,950,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.16%		02/01/21	9,700,000	9,700,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.20%		02/09/21	18,000,000	18,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.20%		02/02/21	3,000,000	3,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.21%		02/10/21	10,000,000	10,000,000
Dallas ISD
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.28%		07/02/21	9,000,000	9,000,000
ULT School Building Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	825,000	829,424
Friendswood ISD
ULT Refunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	400,000	402,144
Garland
Electric Utility System CP Notes Series 2018 (LOC: BANK OF AMERICA NA)		0.15%		02/25/21	31,500,000	31,500,000
Goose Creek ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	100,533
Harris Cnty
Toll Road Sr Lien Revenue CP Series E1 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.15%		01/07/21	74,300,000	74,300,000
Toll Road Sr Lien Revenue CP Series E2 (LOC: BARCLAYS BANK PLC)		0.15%		01/07/21	22,205,000	22,205,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.22%		02/11/21	5,675,000	5,675,000
Refunding RB (Methodist Hospital) Series 2009C1		0.21%		03/03/21	69,000,000	69,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.24%		04/06/21	75,000,000	75,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.22%		02/11/21	17,000,000	17,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.19%		05/05/21	28,445,000	28,445,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.20%		02/17/21	4,000,000	4,000,000
Combined Utility System CP Series B4 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.18%		03/04/21	6,000,000	6,000,000
GO CP Series E1 (LOC: CITIBANK NA)		0.21%		01/14/21	5,000,000	5,000,000
GO CP Series E1 (LOC: CITIBANK NA)		0.20%		02/02/21	2,500,000	2,500,000
GO CP Series E1 (LOC: CITIBANK NA)		0.20%		03/11/21	4,000,000	4,000,000
TRAN 2020		3.00%		06/30/21	19,200,000	19,449,644
TRAN Series 2020		4.00%		06/30/21	25,000,000	25,447,260
TRAN Series 2020		5.00%		06/30/21	4,000,000	4,090,908

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Katy ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	1,500,000	1,507,095
Kilgore ISD
ULT School Building Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	100,532
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.21%		02/04/21	1,717,000	1,717,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.19%		05/06/21	47,400,000	47,400,000
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.21%		05/03/21	20,500,000	20,500,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.27%		05/03/21	25,900,000	25,900,000
Pearland ISD
ULT Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	460,000	462,468
Pharr-San Juan-Alamo ISD
ULT Refunding RB Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	200,000	200,605
Plano ISD
ULT Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	100,531
ULT Refunding Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	100,537
Port Neches-Groves ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	150,680
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.00%		02/01/21	100,000	100,355
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.18%		01/06/21	14,000,000	14,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.15%		02/02/21	6,010,000	6,010,000
Santa Fe ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	150,680
Spring Branch ISD
LT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/21	100,000	100,354
Texas
TRAN 2020		4.00%		08/26/21	91,715,000	93,923,464
Texas A&M Univ
CP Series B		0.19%		02/03/21	20,000,000	20,000,000
CP Series B		0.24%		05/05/21	4,572,000	4,572,000
Texas Public Finance Auth
CP Series 2016B		0.23%		01/06/21	25,000,000	25,000,000
CP Series 2019A		0.21%		01/06/21	5,000,000	5,000,000
CP Series 2019A		0.20%		01/12/21	16,900,000	16,900,000
GO CP Series 2008		0.20%		01/05/21	20,000,000	20,000,000
Texas Transportation Commission
State Highway Fund 1st Tier Refunding RB Series 2014A		5.00%		04/01/21	2,425,000	2,450,618
Texas Water Development Board
State Water Implementation RB Series 2016		5.00%		04/15/21	150,000	151,625

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Texas
CP Notes Series A		0.18%		01/06/21	12,000,000	12,000,000
CP Notes Series A		0.18%		01/07/21	5,000,000	5,000,000
CP Notes Series A		0.17%		01/08/21	22,000,000	22,000,000
CP Notes Series A		0.17%		01/12/21	16,000,000	16,000,000
CP Notes Series A		0.14%		01/19/21	13,000,000	13,000,000
CP Notes Series A		0.19%		01/20/21	25,000,000	25,000,000
CP Notes Series A		0.14%		03/03/21	25,000,000	25,000,000
CP Notes Series A		0.15%		03/05/21	21,000,000	21,000,000
Revenue Financing CP Series A		0.19%		01/05/21	25,000,000	25,000,000
Revenue Financing CP Series A		0.19%		01/06/21	15,000,000	15,000,000
Revenue Financing CP Series A		0.18%		01/07/21	9,390,000	9,390,000
Revenue Financing CP Series A		0.18%		02/04/21	8,340,000	8,340,000
Revenue Financing CP Series A		0.22%		02/17/21	21,000,000	21,000,000
Revenue Financing CP Series A		0.22%		02/23/21	23,000,000	23,000,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.13%		02/05/21	20,465,000	20,465,000
						1,054,740,687
Utah 0.1%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.17%		03/04/21	7,441,000	7,441,000
Virginia 0.1%
Virginia College Building Auth
Educational Facilities RB Series 2016A		5.00%		02/01/21	12,000,000	12,038,172
Washington 0.2%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		0.20%		01/12/21	17,655,000	17,655,000
Washington
GO Refunding Bonds Series R-2020C		5.00%		01/01/21	3,000,000	3,000,000
GO Refunding Bonds Series R-2020D		5.00%		01/01/21	260,000	260,000
						20,915,000
Wisconsin 0.4%
Wisconsin
GO Bonds Series 2011A (ESCROW)		5.00%		05/03/21	38,000,000	38,504,930
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.15%		02/03/21	9,072,000	9,072,000
						47,576,930
Total Fixed-Rate Municipal Securities
(Cost $4,465,677,294)						4,465,677,294

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 62.3% of net assets
Alabama 1.5%
Alabama HFA
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	a	0.19%		01/07/21	1,995,000	1,995,000
Birmingham Water Works Board
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/01/21	1,185,000	1,185,000
Water Refunding RB Series 2015A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.15%		01/07/21	22,500,000	22,500,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	b,c	0.18%		01/07/21	12,855,000	12,855,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
Huntsville Health Care Auth
RB Series 2020B (LOC: BANK OF AMERICA NA)	b,c	0.13%		01/07/21	4,165,000	4,165,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	a	0.23%		01/07/21	3,260,000	3,260,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	a	0.14%		01/07/21	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	a	0.12%		01/07/21	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	a	0.13%		01/07/21	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	a	0.12%		01/07/21	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	a	0.11%		01/07/21	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	a	0.12%		01/07/21	15,000,000	15,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	a	0.13%		01/07/21	1,400,000	1,400,000
						178,115,000
Arizona 0.6%
Maricopa Cnty IDA
RB (Banner Health) Series 2017D (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	1,670,000	1,670,000
RB (Banner Health) Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	9,330,000	9,330,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	a	0.15%		01/07/21	6,750,000	6,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	0.12%		01/07/21	39,000,000	39,000,000
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	a	0.13%		01/07/21	7,215,000	7,215,000
						69,965,000
California 0.8%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	0.19%		01/07/21	2,685,000	2,685,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	a	0.19%		01/07/21	1,500,000	1,500,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	11,250,000	11,250,000
California Statewide Communities Development Auth
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		01/07/21	10,800,000	10,800,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	0.14%		01/07/21	11,385,000	11,385,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	1,600,000	1,600,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b,c	0.24%	01/07/21	06/01/21	7,475,000	7,475,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	0.18%		01/07/21	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	a,b	0.18%		01/07/21	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	9,000,000	9,000,000
Palomar CCD
GO Bonds Series D (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	2,880,000	2,880,000
Sacramento
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,410,000	7,410,000
San Francisco Bay Area Rapid Transit District
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	5,800,000	5,800,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	1,780,000	1,780,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	a	0.12%		01/07/21	1,470,000	1,470,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Clara Cnty
Lease RB Series 2019A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	2,540,000	2,540,000
Univ of California
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	950,000	950,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.12%		01/07/21	10,000,000	10,000,000
						99,225,000
Colorado 2.1%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	a	0.17%		01/07/21	31,100,000	31,100,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	a	0.18%		01/07/21	4,580,000	4,580,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	a	0.13%		01/07/21	5,980,000	5,980,000
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	9,560,000	9,560,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/04/21	17,585,000	17,585,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	2,250,000	2,250,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	13,410,000	13,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	10,175,000	10,175,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	16,500,000	16,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	a	0.11%		01/07/21	25,000,000	25,000,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,000,000	10,000,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	b,c	0.34%	01/07/21	06/01/21	4,000,000	4,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	2,375,000	2,375,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	a	0.11%		01/07/21	29,910,000	29,910,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
Enterprise RB Series 2020A1 (LIQ: TD BANK NA)	a	0.09%		01/07/21	11,620,000	11,620,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	b,c	0.11%		01/07/21	34,165,000	34,165,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
						247,780,000
Connecticut 0.3%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	a	0.11%		01/07/21	20,550,000	20,550,000
Housing Mortgage Finance Bonds Series 2019B2 (LIQ: BANK OF AMERICA NA)	a	0.11%		01/07/21	8,405,000	8,405,000
						32,705,000
Delaware 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	b,c	0.14%		01/07/21	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	a	0.12%		01/07/21	5,185,000	5,185,000
						17,735,000
District of Columbia 0.9%
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	29,525,000	29,525,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	12,465,000	12,465,000
Income Tax Secured RB Series 2020C (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	2,000,000	2,000,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	8,800,000	8,800,000
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	3,750,000	3,750,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	9,700,000	9,700,000
						108,240,000
Florida 2.8%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Brookside Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	5,445,000	5,445,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	a	0.12%		01/07/21	9,395,000	9,394,911
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	4,995,000	4,995,000
Broward Cnty
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	b,c	0.16%		01/07/21	10,720,000	10,720,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	b,c	0.18%		01/07/21	815,000	815,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	a	0.12%		01/07/21	3,340,000	3,340,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	a	0.14%		01/07/21	1,200,000	1,200,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	3,600,000	3,600,000
Collier Cnty IDA
IDRB (Allete) Series 2006 (LOC: WELLS FARGO BANK NA)	a	0.12%		01/07/21	27,800,000	27,800,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	9,490,000	9,490,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	a	0.13%		01/07/21	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	a	0.18%		01/07/21	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	11,000,000	11,000,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	7,300,000	7,300,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	5,500,000	5,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	a	0.18%		01/07/21	3,255,000	3,255,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	6,030,000	6,030,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	4,200,000	4,200,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	3,640,000	3,640,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b,c	0.29%	01/07/21	03/01/21	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	a	0.12%		01/07/21	5,900,000	5,900,000
Hillsborough Cnty IDA
RB (Baycare Health System) Series 2020C (LOC: TD BANK NA)	a	0.09%		01/07/21	57,000,000	57,000,000
Jacksonville
Health Care Refunding RB (Baptist Health) Series 2019D	a	0.08%		01/07/21	26,160,000	26,160,000
Health Care Refunding RB (Baptist Health) Series 2019E	a	0.08%		01/07/21	22,300,000	22,300,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	3,605,000	3,604,969

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	8,900,000	8,900,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	3,750,000	3,750,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.16%		01/07/21	15,370,000	15,370,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	8,820,000	8,820,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	5,630,000	5,630,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	6,990,000	6,990,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	7,570,000	7,570,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	7,585,000	7,585,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.24%		01/07/21	6,950,000	6,950,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	a	0.21%		01/07/21	2,710,000	2,710,000
Polk Cnty Housing Finance Auth
M/F Housing RB Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.11%		01/07/21	6,200,000	6,200,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	a	0.15%		01/07/21	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	a	0.12%		01/07/21	6,140,000	6,140,000
						335,334,880
Georgia 0.9%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,660,000	4,660,000
Atlanta Airport
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	5,000,000	5,000,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	6,915,000	6,915,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	6,360,000	6,360,000
East Point Housing Auth
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	9,100,000	9,100,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	a	0.12%		01/07/21	9,350,000	9,350,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	11,995,000	11,995,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.11%		01/04/21	15,020,000	15,020,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	a	0.14%		01/07/21	6,395,000	6,395,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	a	0.18%		01/07/21	2,785,000	2,785,000
						103,880,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,750,000	4,750,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	6,940,000	6,940,000
						18,690,000
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	a	0.15%		01/07/21	1,200,000	1,200,000
Illinois 4.6%
Ascension Health
RB Series 2016C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,330,000	3,330,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	a	0.13%		01/07/21	4,945,000	4,945,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	a	0.20%		01/07/21	4,237,000	4,237,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	a	0.13%		01/07/21	1,030,000	1,030,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	a	0.13%		01/07/21	7,850,000	7,850,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	a	0.12%		01/07/21	37,830,000	37,830,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	a	0.12%		01/07/21	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	b,c	0.17%		01/07/21	4,680,000	4,680,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	12,670,000	12,670,000
Illinois Finance Auth
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	4,670,000	4,670,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	7,445,000	7,445,000
RB (Centegra Health) Series 2012 (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	17,050,000	17,050,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	a	0.14%		01/07/21	2,500,000	2,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	a	0.13%		01/07/21	9,500,000	9,500,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	19,080,000	19,080,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	59,595,000	59,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	25,600,000	25,600,000
Refunding RB (Edward Hospital) Series 2008B2 (LOC: TD BANK NA)	a	0.09%		01/07/21	6,300,000	6,300,000
Refunding RB (Edward Hospital) Series 2008C (LOC: TD BANK NA)	a	0.09%		01/07/21	6,790,000	6,790,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	16,000,000	16,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	20,300,000	20,300,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.19%		01/07/21	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	8,530,000	8,530,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	b,c	0.16%		01/07/21	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	20,435,000	20,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,340,000	7,340,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.19%		01/07/21	7,500,000	7,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.19%		01/07/21	1,300,000	1,300,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	39,530,000	39,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	b,c	0.14%		01/07/21	16,500,000	16,500,000
NorthShore Univ Health System
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.13%		01/07/21	7,910,000	7,910,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	0.22%		01/07/21	20,000,000	20,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	a	0.13%		01/07/21	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	13,350,000	13,350,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	3,400,000	3,400,000
RB (ExxonMobil) Series 2001	a	0.13%		01/04/21	17,860,000	17,860,000
						556,922,000
Indiana 1.3%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	a	0.10%		01/07/21	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	a	0.10%		01/07/21	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	a	0.10%		01/07/21	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	a	0.10%		01/07/21	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	a	0.10%		01/07/21	10,000,000	10,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	a	0.12%		01/07/21	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	a	0.12%		01/07/21	15,000,000	15,000,000
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	0.13%		01/04/21	1,900,000	1,900,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,500,000	2,500,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020B-3 (LIQ: TD BANK NA)	a	0.11%		01/04/21	8,600,000	8,600,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	a	0.15%		01/07/21	24,200,000	24,200,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	a	0.20%		01/07/21	9,610,000	9,610,000
						150,810,000
Iowa 2.2%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	6,965,000	6,965,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	8,530,000	8,530,000
Midwestern Disaster Area RB (Cargill) Series 2009A	a	0.12%		01/07/21	47,200,000	47,200,000
Midwestern Disaster Area RB (Cargill) Series 2009B	a	0.12%		01/07/21	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2011A	a	0.12%		01/07/21	25,000,000	25,000,000
Midwestern Disaster Area RB (Cargill) Series 2012	a	0.12%		01/07/21	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	a	0.12%		01/07/21	77,200,000	77,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	a	0.12%		01/07/21	5,940,000	5,940,000
						268,282,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.2%
Wichita
Industrial RB (Cargill) Series VII-A 2018	a	0.14%		01/07/21	25,800,000	25,800,000
Kentucky 0.6%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	0.11%		01/07/21	21,295,000	21,295,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	a	0.28%		01/07/21	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	a	0.14%		01/07/21	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	a	0.14%		01/07/21	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	a	0.12%		01/07/21	4,400,000	4,400,000
Kentucky Economic Development Finance Auth
RB (CommonSprit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,575,000	2,575,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.19%		01/07/21	3,200,000	3,200,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		01/07/21	9,550,000	9,550,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	16,875,000	16,875,000
						76,210,000
Louisiana 0.4%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	a	0.16%		01/07/21	5,100,000	5,100,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	7,910,000	7,910,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	12,470,000	12,470,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		01/07/21	2,540,000	2,540,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.13%		01/07/21	4,370,000	4,370,000
						42,790,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	a	0.19%		01/07/21	480,000	480,000
Maryland 0.6%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.12%		01/07/21	9,960,000	9,960,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,570,000	2,570,000
Maryland Community Development Administration
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	a	0.11%		01/07/21	7,900,000	7,900,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	4,775,000	4,774,982
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	0.13%		01/07/21	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.13%		01/07/21	6,780,000	6,780,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.12%		01/07/21	8,835,000	8,835,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	6,610,000	6,610,000
						69,519,982
Massachusetts 0.9%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	4,210,000	4,210,000
Massachusetts
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	1,195,000	1,195,000
GO Bonds Series 2020C (LIQ: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	3,250,000	3,250,000
Special Obligation Dedicated Tax Refunding RBs Series 2005 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.18%)	b,c	0.27%	01/07/21	07/01/21	4,000,000	4,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.15%)	b,c	0.24%	01/07/21	03/04/21	11,445,000	11,445,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a,b	0.14%		01/07/21	27,360,000	27,360,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	3,205,000	3,205,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	15,180,000	15,180,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	b,c	0.26%		01/07/21	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
RB (Partners HealthCare) Series 2014M4 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,170,000	4,170,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,000,000	10,000,000
Massachusetts HFA
Housing RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,895,000	2,895,000
Univ of Massachusetts Building Auth
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,325,000	8,325,000
						112,165,000
Michigan 3.2%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	a	0.14%		01/07/21	4,610,000	4,610,000
Michigan
RB Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	11,800,000	11,800,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	9,020,000	9,020,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,065,000	4,065,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	2,125,000	2,125,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,430,000	6,430,000
Michigan Housing Development Auth
Rental Housing RB Series 2002A (LOC: BANK OF AMERICA NA)	a	0.13%		01/07/21	21,135,000	21,135,000
Rental Housing RB Series 2008A (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/21	6,950,000	6,950,000
Rental Housing RB Series 2008C (LIQ: PNC BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	5,310,000	5,310,000
Rental Housing RB Series 2008D (LIQ: PNC BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	49,395,000	49,395,000
Rental Housing RB Series 2016 D (LOC: BANK OF AMERICA NA)	a	0.12%		01/07/21	23,050,000	23,050,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Rental Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/07/21	1,700,000	1,700,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	42,745,000	42,745,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	47,495,000	47,495,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	47,495,000	47,495,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	a	0.13%		01/07/21	35,975,000	35,975,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	a	0.15%		01/07/21	1,725,000	1,725,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	a	0.15%		01/07/21	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	a	0.15%		01/07/21	5,250,000	5,250,000
Univ of Michigan
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.13%		01/07/21	4,000,000	4,000,000
						384,000,000
Minnesota 0.9%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	a	0.15%		01/07/21	8,000,000	8,000,000
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	a	0.12%		01/07/21	17,600,000	17,600,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	a	0.14%		01/07/21	20,000,000	20,000,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	a	0.11%		01/07/21	26,850,000	26,850,000
Moorehead Minnesota
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	a	0.12%		01/07/21	7,500,000	7,500,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	a	0.22%		01/07/21	4,675,000	4,675,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	a	0.14%		01/07/21	10,000,000	10,000,000
						105,895,000
Mississippi 0.3%
Mississippi
GO Bonds Series 2015F (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	13,200,000	13,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	5,360,000	5,360,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	9,760,000	9,760,000
						39,320,000
Missouri 1.2%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.17%		01/07/21	2,160,000	2,160,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	a	0.18%		01/07/21	9,130,000	9,130,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	10,625,000	10,625,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	50,500,000	50,500,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: BANK OF AMERICA NA)	b,c	0.13%		01/07/21	7,500,000	7,500,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	b,c	0.14%		01/07/21	17,500,000	17,500,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	7,855,000	7,855,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	a	0.27%		01/07/21	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	3,500,000	3,500,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	6,760,000	6,760,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	6,535,000	6,535,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	4,330,000	4,330,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		01/07/21	1,555,000	1,555,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.17%		01/07/21	4,135,000	4,135,000
						140,185,000
Nebraska 0.5%
Nebraska Investment Finance Auth
S/F Housing RB Series 2019A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	4,895,000	4,895,000
Washington Cnty
IDRB (Cargill) Series 2010	a	0.12%		01/07/21	25,480,000	25,480,000
IDRB (Cargill) Series 2010B	a	0.12%		01/07/21	2,800,000	2,800,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Cargill) Series 2019	a	0.14%		01/07/21	32,000,000	32,000,000
						65,175,000
Nevada 0.5%
Clark Cnty
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	a	0.12%		01/07/21	25,000,000	25,000,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	8,620,000	8,620,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	13,750,000	13,750,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.11%		01/07/21	9,660,000	9,660,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	600,000	600,000
						65,435,000
New Hampshire 0.8%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	0.15%		01/07/21	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	0.15%		01/07/21	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a,b	0.15%		01/07/21	45,000,000	45,000,000
						94,500,000
New Jersey 0.1%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,200,000	2,200,000
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	b,c	0.20%		01/07/21	5,200,000	5,200,000
Consolidated Bonds 221st Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	1,060,000	1,060,000
						8,460,000
New York 9.0%
Blackrock MuniYield New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W-7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.17%		01/07/21	40,000,000	40,000,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.17%		01/07/21	7,500,000	7,500,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	7,010,000	7,010,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	a	0.20%		01/07/21	3,510,000	3,510,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	22,500,000	22,500,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	14,165,000	14,165,000
GO Bonds Fiscal 2013 Series D&E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	22,180,000	22,180,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	0.11%		01/04/21	49,485,000	49,485,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	a	0.12%		01/04/21	22,990,000	22,990,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,935,000	3,935,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,500,000	2,500,000
GO Bonds Fiscal 2021 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,750,000	8,750,000
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,815,000	4,815,000
GO Bonds Fiscal 2021 Series C (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	6,435,000	6,435,000
New York City Housing Development Corp
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	8,250,000	8,250,000
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	3,335,000	3,335,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,800,000	3,800,000
M/F Housing RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,500,000	2,500,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,330,000	8,330,000
M/F Housing RB Series I3 (LIQ: TD BANK NA)	a	0.10%		01/07/21	20,000,000	20,000,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	2,790,000	2,790,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.12%		01/07/21	4,100,000	4,100,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	a	0.10%		01/07/21	10,610,000	10,610,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	28,000,000	28,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	53,600,000	53,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	1,225,000	1,225,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	40,100,000	40,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	a	0.11%		01/04/21	31,000,000	31,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,130,000	10,130,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.11%		01/04/21	23,260,000	23,260,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.11%		01/04/21	9,870,000	9,870,000
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,470,000	3,470,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	11,250,000	11,250,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	18,750,000	18,750,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.17%		01/07/21	4,000,000	4,000,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 &2020A3 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	48,675,000	48,675,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	500,000	500,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	11,050,000	11,050,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,880,000	4,880,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	a	0.10%		01/04/21	38,420,000	38,420,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	b,c	0.11%		01/04/21	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,335,000	8,335,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,945,000	3,945,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	20,000,000	20,000,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2020 Series C1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,085,000	3,085,000
Future Tax Secured Sub RB Fiscal 2021 Series D1 (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	6,740,000	6,740,000
New York City Trust for Cultural Resources
Revenue & Refunding Bonds (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.20%)		0.29%	01/07/21	04/20/21	13,700,000	13,700,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,910,000	5,910,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	11,600,000	11,600,000
State Personal Income Tax RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,000,000	2,000,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,000,000	6,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	8,745,000	8,745,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	12,065,000	12,065,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	23,330,000	23,330,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	2,580,000	2,580,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,250,000	4,250,000
New York State HFA
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	0.11%		01/07/21	14,720,000	14,720,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	1,500,000	1,500,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	10,600,000	10,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	a	0.11%		01/07/21	4,400,000	4,400,000
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	a	0.10%		01/04/21	13,330,000	13,330,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	0.12%		01/04/21	6,520,000	6,520,000
New York State Power Auth
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,815,000	3,815,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,700,000	4,700,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	9,050,000	9,050,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	34,510,000	34,510,000
State Personal Income Tax RB Series 2020E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	18,530,000	18,530,000
State Sales Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	3,500,000	3,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	0.14%		01/07/21	10,300,000	10,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	14,155,000	14,155,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.19%		01/07/21	4,200,000	4,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	3,080,000	3,080,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	1,660,000	1,660,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	0.14%		01/07/21	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,000,000	2,000,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	b,c	0.17%		01/07/21	19,475,000	19,475,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	b,c	0.22%		01/07/21	2,605,000	2,605,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	b,c	0.20%		01/07/21	11,550,000	11,550,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	10,845,000	10,845,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	2,360,000	2,360,000
Consolidated Bonds 221st Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.17%		01/07/21	8,630,000	8,630,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	4,330,000	4,330,000
Triborough Bridge & Tunnel Auth
RB Series 2003B-1 (LOC: BANK OF AMERICA NA)	a	0.10%		01/04/21	2,225,000	2,225,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.11%		01/04/21	3,800,000	3,800,000
						1,073,615,000
North Carolina 0.8%
North Carolina
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,800,000	2,800,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	b,c	0.13%		01/07/21	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,499,000	4,499,000
North Carolina Housing Finance Agency
Home Ownership RB Series 38B (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	4,900,000	4,900,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	7,305,000	7,305,000
Helath Care Facilities RB (Novant Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,240,000	6,240,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	a	0.21%		01/07/21	590,000	590,000
Univ of North Carolina Hospitals
RB Series 2001B (LIQ: TD BANK NA)	a	0.11%		01/04/21	41,200,000	41,200,000
RB Series 2019 (LIQ: BANK OF AMERICA NA)	b,c	0.16%		01/07/21	645,000	645,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	a	0.21%		01/07/21	7,000,000	7,000,000
						95,979,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	a	0.15%		01/07/21	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	a	0.15%		01/07/21	5,440,000	5,440,000
						12,440,000
Ohio 1.0%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	30,610,000	30,610,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	2,665,000	2,665,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.11%		01/04/21	900,000	900,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	a	0.17%		01/07/21	7,565,000	7,565,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011A (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	3,195,000	3,195,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	3,165,000	3,165,000
Ohio
Hospital RB (University Hospitals Health System) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.12%		01/07/21	3,935,000	3,935,000
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	a	0.10%		01/07/21	5,115,000	5,115,000
Residential Mortgage RB Series 2016I (LIQ: TD BANK NA)	a	0.10%		01/07/21	6,370,000	6,370,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a	0.15%		01/07/21	10,225,000	10,225,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	b,c	0.26%	01/07/21	03/18/21	19,680,000	19,680,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b,c	0.29%	01/07/21	06/01/21	5,000,000	5,000,000
						121,400,000
Oregon 0.3%
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.18%		01/07/21	7,360,000	7,360,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	a	0.16%		01/07/21	2,280,000	2,280,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.14%		01/07/21	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	6,835,000	6,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	7,800,000	7,800,000
						37,325,000
Pennsylvania 1.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	b,c	0.11%		01/04/21	2,425,000	2,425,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	50,000,000	50,000,000
Delaware Valley Regional Finance Auth
RB Series 2020A (LOC: TD BANK NA)	a	0.09%		01/07/21	18,800,000	18,800,000
RB Series 2020D (LOC: TD BANK NA)	a	0.09%		01/07/21	20,000,000	20,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	2,775,000	2,775,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	0.15%		01/07/21	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.14%		01/07/21	4,665,000	4,665,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	8,210,000	8,210,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	a	0.24%		01/07/21	2,335,000	2,335,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.13%		01/07/21	1,500,000	1,500,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.13%		01/07/21	1,125,000	1,125,000
Pennsylvania HFA
S/F Mortgage RB Series 2006-93B (LIQ: WELLS FARGO BANK NA)	a	0.12%		01/07/21	1,475,000	1,475,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.19%		01/07/21	450,000	450,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	5,530,000	5,530,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/07/21	10,015,000	10,015,000
S/F Mortgage RB Series 2019-129 (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/07/21	3,330,000	3,330,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	1,620,000	1,620,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	0.14%		01/07/21	3,900,000	3,900,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,000,000	3,000,000
						161,155,000
Rhode Island 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	9,450,000	9,450,000
South Carolina 0.7%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	3,100,000	3,100,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	b,c	0.14%		01/07/21	24,665,000	24,665,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	a	0.13%		01/07/21	33,265,000	33,265,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	a	0.14%		01/07/21	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b,c	0.29%	01/07/21	04/01/21	3,000,000	3,000,000
						89,030,000
Tennessee 0.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	a	0.16%		01/07/21	5,950,000	5,950,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	b,c	0.13%		01/07/21	1,700,000	1,700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	1,700,000	1,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	2,250,000	2,250,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	6,125,000	6,125,000
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	a	0.12%		01/07/21	10,500,000	10,500,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.11%		01/07/21	10,000,000	10,000,000
						39,910,000
Texas 10.7%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	a	0.18%		01/07/21	10,375,000	10,375,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	a	0.12%		01/07/21	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	47,300,000	47,300,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	28,600,000	28,600,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	a	0.13%		01/07/21	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	a	0.12%		01/07/21	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	a	0.12%		01/07/21	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	a	0.15%		01/07/21	1,490,000	1,490,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	a	0.15%		01/07/21	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	a	0.15%		01/07/21	10,000,000	10,000,000
Dallas
Waterworks & Sewer System Refunding RB Series 2016A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	6,000,000	6,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	a	0.12%		01/07/21	31,000,000	31,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,790,000	7,790,000
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	8,080,000	8,080,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	0.13%		01/07/21	19,765,000	19,765,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	a	0.15%		01/07/21	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	a	0.15%		01/07/21	3,000,000	3,000,000
Harris Cnty
Go Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.14%		01/07/21	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	13,050,000	13,050,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	a	0.12%		01/07/21	10,360,000	10,360,000
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	12,400,000	12,400,000
Joshua ISD
ULT GO Bonds 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	6,405,000	6,405,000
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,000,000	7,000,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	a	0.13%		01/04/21	49,450,000	49,450,000
Midlothian ISD
ULT School Building Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	7,500,000	7,500,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,500,000	4,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	6,695,000	6,695,000
System Revenue Note Series 2020A (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	19,000,000	19,000,000
Northwest ISD
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,935,000	3,935,000
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2010A	a	0.14%		01/07/21	65,765,000	65,765,000
Exempt Facilities RB (Total USA) Series 2011	a	0.14%		01/07/21	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	a	0.14%		01/07/21	94,600,000	94,600,000
Exempt Facilities RB (Total USA) Series 2012A	a	0.14%		01/07/21	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	a	0.14%		01/07/21	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	a	0.15%		01/07/21	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2008	a	0.15%		01/07/21	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,000,000	5,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,200,000	3,200,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/07/21	1,755,000	1,755,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	10,400,000	10,400,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	1,300,000	1,300,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	a	0.11%		01/04/21	39,990,000	39,990,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,250,000	6,250,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.16%		01/07/21	4,700,000	4,700,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.13%		01/07/21	19,800,000	19,800,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	7,555,000	7,555,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	11,890,000	11,890,000
GO Bonds Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	34,435,000	34,435,000
GO Refunding Bonds Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	13,390,000	13,390,000
RB series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.14%		01/07/21	5,305,000	5,305,000
Veteran Bonds Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	27,060,000	27,060,000
Veterans Bonds Series 2011B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	41,275,000	41,275,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	8,160,000	8,160,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	4,010,000	4,010,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Veterans Bonds Series 2015A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.12%		01/07/21	875,000	875,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.13%		01/07/21	22,035,000	22,035,000
Veterans Housing Assistance Program Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.13%		01/07/21	3,885,000	3,885,000
Veterans Housing Assistance Program Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.13%		01/07/21	23,015,000	23,015,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	5,680,000	5,680,000
S/F Mortgage RB Series 2020A (LIQ: ROYAL BANK OF CANADA)	b,c	0.13%		01/07/21	4,675,000	4,675,000
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	16,000,000	16,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.16%		01/07/21	1,780,000	1,780,000
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.16%		01/07/21	18,375,000	18,375,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.16%		01/07/21	17,135,000	17,135,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.16%		01/07/21	13,840,000	13,840,000
Texas Water Development Board
State Water Implementation Fund RB Series 2017A (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
State Water Implementation Fund RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,940,000	8,940,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	4,750,000	4,750,000
						1,282,450,000
Utah 0.3%
Intermountain Power Agency
Sub Power RB Series 2019 A-1 (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	10,350,000	10,350,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	a	0.24%		01/07/21	950,000	950,000
Utah Cnty
Hospital RBs (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,875,000	2,875,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	15,800,000	15,800,000
						29,975,000
Virginia 1.2%
Fairfax Cnty Economic Development Auth
Metrorail Parking System RB Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	b,c	0.12%		01/07/21	6,980,000	6,980,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	7,500,000	7,500,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	0.11%		01/07/21	36,600,000	36,600,000
Airport System Refunding RB Series 2011A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	0.11%		01/07/21	5,735,000	5,735,000
Airport System Refunding RB Series 2011A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	0.11%		01/07/21	15,400,000	15,400,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	b,c	0.15%		01/07/21	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.21%		01/07/21	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	b,c	0.13%		01/07/21	5,000,000	5,000,000
Norfolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	19,295,000	19,295,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.12%		01/07/21	9,200,000	9,200,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,625,000	5,625,000
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,750,000	6,750,000
						140,185,000
Washington 2.2%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	5,695,000	5,695,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	2,250,000	2,250,000
King Cnty
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	b,c	0.12%		01/01/21	11,680,000	11,680,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	a	0.16%		01/07/21	3,690,000	3,690,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	9,500,000	9,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	a	0.13%		01/07/21	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.19%		01/07/21	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	a	0.14%	01/06/21	01/07/21	8,700,000	8,700,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	8,500,000	8,500,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	5,920,000	5,920,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	9,840,000	9,840,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.11%		01/04/21	8,335,000	8,335,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.10%		01/04/21	7,650,000	7,650,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	a	0.14%		01/07/21	4,445,000	4,445,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	10,135,000	10,135,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	11,250,000	11,250,000
GO Bonds Series 2019T (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	2,475,000	2,475,000
GO Bonds Series R-2012D (LIQ: CITIBANK NA)	b,c	0.12%		01/07/21	8,000,000	8,000,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	a	0.13%		01/07/21	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	2,325,000	2,325,000
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	15,730,000	15,730,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	3,540,000	3,540,000
RB (MultiCare Health) RB Series 2015A (LIQ: BARCLAYS BANK PLC)	b,c	0.12%		01/07/21	7,875,000	7,875,000
RB (Providence Health & Services) Series 2014C&2014D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	14,395,000	14,395,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	6,665,000	6,665,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,545,000	6,545,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		01/07/21	3,060,000	3,060,000
						264,565,000
Wisconsin 1.2%
Green Bay Redevelopment Auth
Exempt Facility Redevelopment RB (Green Bay Packaging Inc. Project) Series 2019 (LOC: WELLS FARGO BANK NA)	a	0.14%		01/07/21	70,470,000	70,470,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	0.12%		01/07/21	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	6,000,000	6,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.12%		01/07/21	7,725,000	7,725,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.13%		01/07/21	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		01/07/21	5,275,000	5,275,000
RB (ThedaCare Inc) Series 2019 (LOC: BANK OF AMERICA NA)	b,c	0.14%		01/07/21	1,880,000	1,880,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	9,600,000	9,600,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.12%		01/07/21	3,820,000	3,820,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	a	0.12%		01/07/21	1,955,000	1,955,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	0.13%		01/07/21	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	b,c	0.12%		01/07/21	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	a	0.11%		01/07/21	6,270,000	6,270,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	a	0.11%		01/07/21	5,630,000	5,630,000
						145,025,000
Wyoming 0.4%
Lincoln Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	a	0.12%		01/04/21	2,000,000	2,000,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	a	0.12%		01/04/21	5,165,000	5,165,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	a	0.12%		01/04/21	1,155,000	1,155,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	a	0.18%		01/07/21	32,700,000	32,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	880,000	880,000
						41,900,000
Other Investments 4.2%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W-7 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.18%		01/07/21	96,000,000	96,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	a,b	0.14%		01/07/21	22,000,000	22,000,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	0.14%		01/07/21	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	a,b	0.15%		01/07/21	25,000,000	25,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a,b	0.19%		01/07/21	137,400,000	137,400,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,b	0.19%		01/07/21	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,b	0.19%		01/07/21	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.18%		01/07/21	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.18%		01/07/21	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.18%		01/07/21	12,600,000	12,600,000
						507,900,000
Total Variable-Rate Municipal Securities
(Cost $7,471,122,862)						7,471,122,862
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,718,524,000 or 31.0% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$11,936,800,156
Receivables:
Investments sold		49,302,455
Fund shares sold		64,900,414
Interest		20,866,201
Prepaid expenses	+	220,260
Total assets		12,072,089,486
Liabilities
Payables:
Investments bought		44,300,000
Investment adviser and administrator fees		1,985,137
Independent trustees’ fees		584
Fund shares redeemed		35,938,177
Distributions to shareholders		60,369
Accrued expenses	+	512,561
Total liabilities		82,796,828
Net Assets
Total assets		12,072,089,486
Total liabilities	–	82,796,828
Net assets		$11,989,292,658
Net Assets by Source
Capital received from investors		11,989,374,135
Total distributable loss		(81,477)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,041,135,216		2,040,457,606		$1.00
Ultra Shares	$9,948,157,442		9,945,038,555		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$90,509,629
Expenses
Investment adviser and administrator fees		40,599,922
Shareholder service fees:
Investor Shares		3,705,936
Registration fees		555,131
Portfolio accounting fees		328,854
Custodian fees		198,015
Transfer agent fees		129,948
Independent trustees’ fees		75,441
Professional fees		72,694
Shareholder reports		66,791
Other expenses	+	161,446
Total expenses		45,894,178
Expense reduction by CSIM and its affiliates	–	16,386,178
Net expenses	–	29,508,000
Net investment income		61,001,629
Realized Gains (Losses)
Net realized gains on investments		465,707
Increase in net assets resulting from operations		$61,467,336

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$61,001,629	$198,247,102
Net realized gains	+	465,707	290,546
Increase in net assets from operations		61,467,336	198,537,648
Distributions to Shareholders1
Sweep Shares		—	(1,948,912)
Investor Shares		(8,608,031)	(31,159,583)
Ultra Shares	+	(52,393,598)	(165,138,607)
Total distributions		($61,001,629)	($198,247,102)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		—	1,312,772,498
Investor Shares		3,203,788,916	3,707,739,060
Ultra Shares	+	15,607,098,841	16,903,070,828
Total shares sold		18,810,887,757	21,923,582,386
Shares Reinvested
Sweep Shares		—	1,914,559
Investor Shares		6,628,072	22,146,021
Ultra Shares	+	41,299,686	124,600,834
Total shares reinvested		47,927,758	148,661,414
Shares Redeemed
Sweep Shares		—	(3,340,871,592)
Investor Shares		(3,843,833,825)	(3,790,649,295)
Ultra Shares	+	(18,710,938,123)	(16,765,583,895)
Total shares redeemed		(22,554,771,948)	(23,897,104,782)
Net transactions in fund shares		(3,695,956,433)	(1,824,860,982)
Net Assets
Beginning of period		15,684,783,384	17,509,353,820
Total decrease	+	(3,695,490,726)	(1,824,570,436)
End of period		$11,989,292,658	$15,684,783,384
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34%	1.19%	1.20% [4]	0.48%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31% [5],[6]	0.35%	0.35%	0.42% [7]	0.34% [6]
Gross operating expenses	0.49%	0.52%	0.51%	0.55%	0.57%
Net investment income (loss)	0.38%	1.17%	1.14%	0.48%	0.13%
Net assets, end of period (x 1,000,000)	$835	$1,273	$1,128	$632	$519

Ultra Shares	9/24/20 [8]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.01% [9]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [6],[10]
Gross operating expenses	0.22% [10]
Net investment income (loss)	0.02% [10]
Net assets, end of period (x 1,000,000)	$229
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
5
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 5)
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Commencement of operations.
9
Not annualized.
10
Annualized.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 38.4% of net assets
Alabama 0.4%
Huntsville Health Care Auth
CP		0.21%		01/07/21	2,000,000	2,000,000
CP		0.16%		03/05/21	2,000,000	2,000,000
						4,000,000
California 6.4%
California
GO CP Series A8 (LOC: BANK OF THE WEST)		0.15%		03/02/21	7,790,000	7,790,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		01/26/21	2,000,000	2,000,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.19%		01/27/21	4,924,000	4,924,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.19%		01/28/21	1,051,000	1,051,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S-4		0.20%		08/10/21	7,000,000	7,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.23%		01/06/21	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004E		0.24%		03/02/21	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004E		0.26%		05/12/21	1,735,000	1,735,000
RB (Kaiser Permanente) Series 2004K		0.24%		02/09/21	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004K		0.24%		03/03/21	3,400,000	3,400,000
RB (Kaiser Permanente) Series 2004K		0.26%		05/11/21	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2008C		0.22%		06/03/21	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B-1		0.26%		04/07/21	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B3		0.24%		03/03/21	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2009B5		0.21%		01/06/21	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.24%		03/09/21	795,000	795,000
RB (Kaiser Permanente) Series 2009B6		0.24%		03/09/21	3,000,000	3,000,000
						67,955,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 0.0%
Colorado
TRAN Series 2020A		3.00%		06/29/21	165,000	167,228
TRAN Series 2020A		4.00%		06/29/21	325,000	331,012
						498,240
District of Columbia 1.9%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.18%	03/03/21	08/27/21	20,000,000	20,000,000
Florida 1.4%
Florida
Public Education Capital Outlay Refunding Bonds Series 2011C		5.00%		06/01/21	750,000	764,742
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.18%		02/02/21	11,000,000	11,000,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		0.20%		02/02/21	3,500,000	3,500,000
						15,264,742
Georgia 1.9%
Atlanta
Water & Wastewater Revenue CP Notes Series 2018 (LOC: WELLS FARGO BANK NA)		0.18%		03/22/21	2,095,000	2,095,000
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.40%		01/06/21	18,404,000	18,404,000
						20,499,000
Idaho 0.5%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.22%		02/01/21	5,000,000	5,000,000
Illinois 0.7%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.20%		02/02/21	4,519,000	4,519,000
RB (DePaul Univ) Series 2011A (ESCROW)		6.13%		04/01/21	2,230,000	2,258,121
RB (Univ of Chicago) Series 2011C (ESCROW)		5.50%		02/16/21	1,000,000	1,005,403
						7,782,524
Kentucky 0.5%
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.22%		02/22/21	5,000,000	5,000,000
Louisiana 0.5%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.00%		03/15/21	5,500,000	5,500,000
Maryland 0.4%
Baltimore Cnty
GO BANs Series 2020		4.00%		03/22/21	3,895,000	3,920,965

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts 0.4%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		0.22%		01/04/21	3,000,000	3,000,000
Somerville
GO BAN Series A		2.00%		06/04/21	750,000	755,301
						3,755,301
Minnesota 0.2%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.21%		01/06/21	2,575,000	2,575,000
Nevada 0.7%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.19%		01/06/21	5,000,000	5,000,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.23%		03/03/21	2,000,000	2,000,000
						7,000,000
New Jersey 0.3%
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2020A1		2.00%		02/19/21	3,286,000	3,290,129
New York 9.4%
Amityville UFSD
BAN 2020		4.00%		06/18/21	4,500,000	4,571,667
BAN Series 2020		1.75%		06/18/21	1,000,000	1,005,709
Bayport Blue Point UFSD
TAN Series 2020-2021		1.50%		06/25/21	2,000,000	2,011,404
Deer Park UFSD
TAN 2020-2021		1.75%		06/25/21	2,000,000	2,013,063
TAN 2020-2021		2.00%		06/25/21	2,000,000	2,015,508
East Greenbush CSD
BAN 2020		1.25%		12/15/21	2,088,430	2,107,124
East Meadow UFSD
BAN Series C		1.75%		06/18/21	1,700,000	1,709,867
Elmont UFSD
TAN 2020-2021		1.50%		06/25/21	5,000,000	5,027,777
Garden City NY
BAN Series 2020A		5.00%		02/19/21	4,000,000	4,020,562
Jericho UFSD
TAN 2020-2021		1.50%		06/18/21	2,000,000	2,011,025
Massapequa UFSD
TAN 2020-2021		1.50%		06/24/21	1,500,000	1,508,537
Middle Country CSD
TAN Series 2020-2021		1.70%		06/25/21	5,300,000	5,332,368
New Rochelle CSD
BAN Series 2020		1.75%		06/23/21	3,000,000	3,018,453
BAN Series 2020		2.00%		06/23/21	2,515,000	2,533,426

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2016 Series E		5.00%		08/01/21	300,000	308,236
GO Bonds Fiscal 2018 Series A		5.00%		08/01/21	250,000	256,788
GO Bonds Fiscal 2019 Series A		5.00%		08/01/21	640,000	657,562
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2013 Series F		5.00%		02/01/21	300,000	300,930
New York State Dormitory Auth
State Personal Income Tax RANs Series 2020B		5.00%		03/31/21	22,080,000	22,311,320
State Personal Income Tax RB Series 2017A		5.00%		02/15/21	400,000	402,098
New York State Power Auth
CP Series 1		0.29%		08/03/21	1,100,000	1,100,000
CP Series 2		0.40%		02/25/21	3,000,000	3,000,000
CP Series 2		0.40%		03/11/21	5,000,000	5,000,000
CP Series 2		0.20%		05/11/21	2,500,000	2,500,000
CP Series 2		0.20%		06/08/21	1,200,000	1,200,000
CP Series 2		0.28%		07/15/21	2,500,000	2,500,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013D		5.00%		03/15/21	125,000	125,843
Northport-East Northport UFSD
TAN 2020-2021		1.50%		06/25/21	2,000,000	2,011,477
Oceanside UFSD
TAN 2020-2021		1.75%		06/24/21	1,000,000	1,006,105
Rye
BAN 2020		1.50%		10/01/21	3,000,000	3,025,876
Sewanhaka Central HSD
TAN 2020-2021		1.50%		06/21/21	6,000,000	6,033,824
South Country CSD
TAN Series 2020-2021		1.75%		06/25/21	2,000,000	2,013,343
Southold
BAN 2020		1.75%		09/23/21	3,461,722	3,498,398
Tonawanda
BAN 2020		1.75%		08/27/21	2,000,000	2,018,092
Westhampton Beach UFSD
TAN Series 2020-2021		2.00%		06/25/21	2,000,000	2,014,813
						100,171,195
Ohio 0.6%
Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2017A		5.00%		01/01/21	200,000	200,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.40%		02/01/21	5,675,000	5,675,000
						5,875,000
Pennsylvania 0.2%
Pennsylvania Higher Educational Facilities Auth
RB Series 2011A (ESCROW)		5.00%		05/03/21	1,785,000	1,809,185
Pennsylvania State Univ
RB Series 2020 E		5.00%		03/01/21	430,000	432,757
						2,241,942

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 2.2%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.15%		02/03/21	900,000	899,961
Metro Government of Nashville & Davidson Cnty
GO CP Series B1 (LIQ: JPMORGAN CHASE BANK NA)		0.23%		01/04/21	22,000,000	22,000,000
						22,899,961
Texas 9.1%
Cypress-Fairbanks ISD
ULT Refunding BUliding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	150,000	150,805
Dallas
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.18%		03/25/21	18,000,000	18,000,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.20%		02/09/21	2,000,000	2,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.21%		02/10/21	10,000,000	10,000,000
Dallas ISD
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.28%		07/02/21	1,000,000	1,000,000
Fort Worth ISD
ULT Refunding Building Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/21	100,000	100,536
Garland
Electric Utility System CP Notes Series 2018 (LOC: BANK OF AMERICA NA)		0.15%		02/25/21	5,000,000	5,000,000
Harris Cnty
Toll Road Sr Lien Revenue CP Series E1 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.15%		01/07/21	7,000,000	7,000,000
Toll Road Sr Lien Revenue CP Series E2 (LOC: BARCLAYS BANK PLC)		0.15%		01/07/21	2,200,000	2,200,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.21%		03/03/21	16,400,000	16,400,000
Refunding RB (Methodist Hospital) Series 2009C1		0.24%		04/06/21	11,000,000	11,000,000
Houston
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		01/06/21	2,000,000	2,000,000
TRAN 2020		3.00%		06/30/21	300,000	304,064
TRAN Series 2020		4.00%		06/30/21	100,000	101,789
Leander ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	820,000	844,028
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.27%		05/03/21	2,600,000	2,600,000
Texas
TRAN 2020		4.00%		08/26/21	3,120,000	3,196,188
Univ of Texas
CP Notes Series A		0.18%		01/07/21	5,000,000	5,000,000
CP Notes Series A		0.15%		03/05/21	4,000,000	4,000,000
Revenue Financing CP Series A		0.22%		02/17/21	4,000,000	4,000,000
Revenue Financing CP Series A		0.22%		02/23/21	2,000,000	2,000,000
						96,897,410

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.17%		03/04/21	2,500,000	2,500,000
Virginia 0.1%
Virginia College Building Auth
Educational Facilities RB Series 2016A		5.00%		02/01/21	1,540,000	1,544,899
Wisconsin 0.4%
Wisconsin
GO Bonds Series 2011A (ESCROW)		5.00%		05/03/21	4,000,000	4,053,150
GO Refunding Bonds Series 2011-2		5.00%		11/01/21	210,000	218,282
						4,271,432
Total Fixed-Rate Municipal Securities
(Cost $408,442,740)						408,442,740

Variable-Rate Municipal Securities 61.5% of net assets
Alabama 3.7%
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.11%		01/04/21	2,405,000	2,405,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	0.13%		01/01/21	8,900,000	8,900,000
Huntsville Health Care Auth
RB Series 2020B (LOC: BANK OF AMERICA NA)	a,b	0.13%		01/07/21	835,000	835,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	c	0.12%		01/07/21	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	c	0.13%		01/07/21	20,000,000	20,000,000
						39,140,000
Arizona 0.5%
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	1,975,000	1,975,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	c	0.13%		01/07/21	2,785,000	2,785,000
						4,760,000
Colorado 2.0%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	2,000,000	2,000,000
Hospital RB (AdventHealth) Series 2019A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	4,000,000	4,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	10,310,000	10,310,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.11%		01/04/21	1,260,000	1,260,000
Univ of Colorado
Enterprise RB Series 2020A1 (LIQ: TD BANK NA)	c	0.09%		01/07/21	3,620,000	3,620,000
						21,190,000
Connecticut 0.9%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	c	0.19%		01/07/21	9,605,000	9,605,000
District of Columbia 0.8%
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	2,990,000	2,990,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.14%		01/07/21	980,000	980,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	5,000,000	5,000,000
						8,970,000
Florida 1.1%
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		01/07/21	2,205,000	2,205,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	7,500,000	7,500,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	2,000,000	2,000,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: TD BANK NA)	c	0.09%		01/07/21	400,000	400,000
						12,105,000
Georgia 1.3%
Atlanta
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	12,230,000	12,230,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	1,900,000	1,900,000
						14,130,000
Illinois 4.9%
Illinois Finance Auth
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.14%		01/07/21	3,500,000	3,500,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	2,000,000	2,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,b	0.16%		01/07/21	6,665,000	6,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Toll Highway Auth
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,b	0.13%		01/07/21	8,070,000	8,070,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	0.16%		01/07/21	4,165,000	4,165,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	5,575,000	5,575,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	0.21%		01/07/21	3,100,000	3,100,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.14%		01/07/21	3,200,000	3,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	8,320,000	8,320,000
NorthShore Univ Health System
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	0.13%		01/07/21	7,580,000	7,580,000
						52,175,000
Indiana 3.8%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	c	0.14%		01/07/21	28,500,000	28,500,000
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.13%		01/04/21	3,100,000	3,100,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020B-3 (LIQ: TD BANK NA)	c	0.11%		01/04/21	9,130,000	9,130,000
						40,730,000
Iowa 2.3%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	14,035,000	14,035,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	c	0.12%		01/07/21	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	c	0.12%		01/07/21	5,000,000	5,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	0.12%		01/07/21	4,060,000	4,060,000
						24,485,000
Louisiana 0.0%
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.13%		01/07/21	275,000	275,000
Maryland 1.6%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.12%		01/07/21	3,690,000	3,690,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	5,940,000	5,940,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	7,045,000	7,045,000
						16,675,000
Massachusetts 0.0%
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	a,b	0.12%		01/07/21	90,000	90,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 0.8%
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series A 2017 MI & 2013 MI-2 (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	0.12%		01/07/21	4,075,000	4,075,000
Michigan State Univ
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	a,b	0.14%		01/07/21	1,915,000	1,915,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	2,983,500	2,983,500
						8,973,500
Missouri 0.4%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	a,b	0.14%		01/07/21	4,000,000	4,000,000
New Jersey 1.8%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	a,b	0.14%		01/07/21	18,897,000	18,897,000
New York 9.4%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	c	0.10%		01/07/21	1,100,000	1,100,000
Metropolitan Transportation Auth
Transportation RB Series 2015E-3 (LOC: BANK OF AMERICA NA)	c	0.10%		01/04/21	3,125,000	3,125,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	0.11%		01/04/21	17,720,000	17,720,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.11%		01/04/21	5,605,000	5,605,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	12,325,000	12,325,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	c	0.11%		01/07/21	1,000,000	1,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	c	0.10%		01/04/21	6,250,000	6,250,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.18%)		0.27%	01/07/21	08/16/21	5,090,000	5,090,000
Revenue & Refunding Bonds (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.20%)		0.29%	01/07/21	04/20/21	5,000,000	5,000,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	3,500,000	3,500,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	a,b	0.12%		01/07/21	2,505,000	2,505,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	a,b	0.12%		01/07/21	500,000	500,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	4,000,000	4,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	0.12%		01/07/21	9,000,000	9,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020E (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	470,000	470,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,c	0.14%		01/07/21	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	0.14%		01/07/21	6,000,000	6,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	105,000	105,000
Port Auth of New York & New Jersey
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.13%		01/07/21	1,755,000	1,755,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	3,985,000	3,985,000
Triborough Bridge & Tunnel Auth
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.11%		01/04/21	15,000	15,000
						100,050,000
North Carolina 1.6%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	500	500
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	a,b	0.14%		01/07/21	11,630,000	11,630,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.11%		01/04/21	5,805,000	5,805,000
						17,435,500
Ohio 0.4%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	2,905,000	2,905,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.11%		01/04/21	850,000	850,000
						3,755,000
Oregon 0.4%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	0.16%		01/07/21	4,515,000	4,515,000
Pennsylvania 1.9%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	8,765,000	8,765,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	a,b	0.11%		01/04/21	1,410,000	1,410,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)	c	0.10%		01/07/21	2,145,000	2,145,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.14%		01/07/21	3,000,000	3,000,000
Delaware Valley Regional Finance Auth
RB Series 2020D (LOC: TD BANK NA)	c	0.09%		01/07/21	5,000,000	5,000,000
						20,320,000
South Carolina 0.8%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.11%		01/04/21	3,030,000	3,030,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	a,b	0.14%		01/07/21	3,335,000	3,335,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	a,b	0.29%	01/07/21	04/01/21	2,000,000	2,000,000
						8,365,000
Tennessee 0.7%
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	a,b	0.13%		01/07/21	7,000,000	7,000,000
Texas 9.8%
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	0.12%		01/07/21	12,500,000	12,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	0.13%		01/07/21	11,180,000	11,180,000
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,b	0.12%		01/07/21	10,150,000	10,150,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	c	0.14%		01/07/21	21,315,000	21,315,000
Exempt Facilities RB (Total USA) Series 2012A	c	0.14%		01/07/21	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	c	0.14%		01/07/21	4,000,000	4,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.17%		01/07/21	1,800,000	1,800,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	a,b	0.12%		01/07/21	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	6,000,000	6,000,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	a,b	0.13%		01/07/21	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	6,250,000	6,250,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.12%		01/07/21	1,000,000	1,000,000
GO Bonds Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.12%		01/07/21	550,000	550,000
Veteran Bonds Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.12%		01/07/21	400,000	400,000
						103,700,000
Utah 0.3%
Intermountain Power Agency
Sub Power RB Series 2019 A-1 (LIQ: ROYAL BANK OF CANADA)	a,b	0.12%		01/07/21	1,585,000	1,585,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	a,b	0.12%		01/07/21	1,920,000	1,920,000
						3,505,000
Virginia 1.1%
Fairfax Cnty IDA
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,b	0.12%		01/07/21	2,555,000	2,555,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.14%		01/07/21	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	7,500,000	7,500,000
						12,055,000
Washington 2.4%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.10%		01/04/21	2,915,000	2,915,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	c	0.14%		01/07/21	2,600,000	2,600,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.10%		01/04/21	3,940,000	3,940,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	0.12%		01/07/21	6,670,000	6,670,000
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	0.12%		01/07/21	7,475,000	7,475,000
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	a,b	0.14%		01/07/21	2,000,000	2,000,000
						25,600,000
Wisconsin 1.3%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	c	0.12%		01/07/21	9,800,000	9,800,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	a,b	0.14%		01/07/21	4,000,000	4,000,000
						13,800,000
Other Investment 3.7%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	a,c	0.14%		01/07/21	39,000,000	39,000,000
Alaska 1.3%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.08%		01/07/21	13,660,000	13,660,000
Nebraska 0.2%
Washington Cnty
IDRB (Cargill) Series 2010B	c	0.12%		01/07/21	2,000,000	2,000,000
California 0.3%
Univ of California
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a,b	0.12%		01/07/21	3,605,000	3,605,000
Total Variable-Rate Municipal Securities
(Cost $654,566,000)						654,566,000
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $419,461,000 or 39.4% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,063,008,740
Cash		3,326
Receivables:
Interest		1,968,816
Fund shares sold		1,280,464
Prepaid expenses	+	45,723
Total assets		1,066,307,069
Liabilities
Payables:
Investment adviser and administrator fees		158,717
Shareholder service fees		660
Independent trustees’ fees		374
Fund shares redeemed		2,394,546
Distributions to shareholders		4,207
Accrued expenses	+	157,560
Total liabilities		2,716,064
Net Assets
Total assets		1,066,307,069
Total liabilities	–	2,716,064
Net assets		$1,063,591,005
Net Assets by Source
Capital received from investors		1,063,607,062
Total distributable loss		(16,057)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$834,632,291		834,191,630		$1.00
Ultra Shares	$228,958,714		228,854,696		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$7,831,150
Expenses
Investment adviser and administrator fees		3,582,188
Shareholder service fees:
Investor Shares		1,687,692
Portfolio accounting fees		114,281
Registration fees		77,579
Independent trustees’ fees		47,134
Professional fees		33,027
Custodian fees		20,540
Transfer agent fees		10,589
Shareholder reports		4,861
Other expenses	+	17,505
Total expenses		5,595,396
Expense reduction by CSIM and its affiliates	–	2,073,210
Net expenses	–	3,522,186
Net investment income		4,308,964
Realized Gains (Losses)
Net realized gains on investments		83,604
Increase in net assets resulting from operations		$4,392,568

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$4,308,964	$14,653,498
Net realized gains	+	83,604	112,034
Increase in net assets from operations		4,392,568	14,765,532
Distributions to Shareholders1,2
Sweep Shares		—	(697,208)
Investor Shares		(4,297,627)	(13,956,290)
Ultra Shares	+	(11,337)	—
Total distributions		($4,308,964)	($14,653,498)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		—	258,781,633
Investor Shares		1,260,789,614	1,341,844,000
Ultra Shares	+	382,869,587	—
Total shares sold		1,643,659,201	1,600,625,633
Shares Reinvested
Sweep Shares		—	692,823
Investor Shares		3,421,333	10,294,889
Ultra Shares	+	8,609	—
Total shares reinvested		3,429,942	10,987,712
Shares Redeemed
Sweep Shares		—	(1,013,028,156)
Investor Shares		(1,702,302,435)	(1,208,096,495)
Ultra Shares	+	(154,023,500)	—
Total shares redeemed		(1,856,325,935)	(2,221,124,651)
Net transactions in fund shares		(209,236,792)	(609,511,306)
Net Assets
Beginning of period		1,272,744,193	1,882,143,465
Total decrease	+	(209,153,188)	(609,399,272)
End of period		$1,063,591,005	$1,272,744,193
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated.
[2]	Ultra Shares commenced operations on September 24, 2020.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Schwab AMT Tax-Free Money Fund’s Ultra Shares share classes commenced operations on September 24, 2020. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	67%	71%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	-	-
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Prior to September 24, 2020, the advisory and administrative service fees of the funds were as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.28% and 0.31%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Prior to September 24, 2020, the expense limitations were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Investor Shares	0.35%	0.35%
During the period ended December 31, 2020, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements noted above:
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab Municipal Money Fund	$15,026,452	$1,359,726	$16,386,178
Schwab AMT Tax-Free Money Fund	1,595,078	478,132	2,073,210
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$1,194,865,421	$—
Schwab AMT Tax-Free Money Fund	220,723,450	—

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$11,936,800,156	$1,063,008,740
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital loss carryforwards	($81,477)	($16,057)
Total	($81,477)	($16,057)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$81,477	$16,057
Total	$81,477	$16,057
For the fiscal year ended December 31, 2020, the funds had capital loss carryforwards utilized as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital loss carryforwards utilized	$465,707	$83,604
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Current fiscal year end distributions
Tax-exempt income	$60,874,770	$4,299,107
Ordinary income	126,859	9,857
Prior fiscal year end distributions
Tax-exempt income	$198,247,102	$14,653,498
Ordinary income	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2020.
Percentage
Schwab Municipal Money Fund	99.79%
Schwab AMT Tax-Free Money Fund	99.77%

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), to reflect a reduction in the advisory fee paid by each Fund to CSIM as compensation for CSIM’s services rendered to such Fund. The Board also considered a corresponding amendment to each Fund’s expense limitation agreement to reduce the expense limitation for such Fund’s Investor Shares. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Funds by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of each Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to each Fund effective September 24, 2020 and concluded that the compensation payable by each Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) such Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Notes

Notes

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-18
00256559

Annual Report  |  December 31, 2020
Schwab Retirement Government Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
1
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term U.S. Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) varied throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response, lengthening over the second half of the year in anticipation of the slowdown in the issuance of government securities and uncertainty regarding future issuance. The fund’s WAM began the reporting period at 37 days, reached a low of 29 days in August and a high of 49 days in December, before ending the reporting period at 46 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	46 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.08%
Seven-Day Effective Yield (with waivers)[2]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[3]
Schwab Retirement Government Money Fund
Actual Return	0.17%	$1,000.00	$1,000.20	$0.85
Hypothetical 5% Return	0.17%	$1,000.00	$1,024.25	$0.87

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	—	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Distributions from net realized gains	(0.00) [3]	—	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%	2.07%	1.69%	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [5]	0.19%	0.19%	0.20% [6]	0.20% [7]
Gross operating expenses	0.31%	0.35%	0.38%	0.37%	0.43% [7]
Net investment income (loss)	0.38%	2.01%	1.68%	0.72%	0.20% [7]
Net assets, end of period (x 1,000,000)	$1,804	$2,072	$1,019	$876	$658

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Annualized.
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 40.7% of net assets
U.S. Government Agency Debt 7.6%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.70%		04/12/21	3,300,000	3,301,970
		0.13%		08/12/21	17,300,000	17,299,311
		0.13%		08/17/21	1,200,000	1,199,025
FEDERAL HOME LOAN BANKS		0.10%		01/29/21	16,800,000	16,798,857
		0.09%		02/23/21	9,000,000	8,998,937
		0.09%		02/24/21	7,500,000	7,499,044
		0.12%		02/26/21	18,900,000	18,896,744
		1.25%		03/02/21	1,000,000	1,001,426
		0.45%		03/08/21	7,000,000	6,994,487
		0.40%		03/09/21	7,000,000	6,995,022
		0.63%		03/09/21	1,200,000	1,200,610
		2.50%		03/12/21	2,000,000	2,007,479
		0.50%		03/16/21	3,100,000	3,099,659
		0.40%		03/22/21	7,000,000	6,994,011
		0.12%		06/23/21	6,700,000	6,699,800
		0.13%		08/20/21	12,600,000	12,598,689
		0.13%		09/10/21	2,700,000	2,699,874
		2.38%		09/10/21	1,000,000	1,015,279
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.38%		02/16/21	2,000,000	2,004,206
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.38%		02/26/21	10,000,000	10,018,300
						137,322,730
U.S. Treasury Debt 33.1%
UNITED STATES TREASURY		0.12%		01/07/21	60,400,000	60,399,395
		0.15%		01/14/21	9,000,000	8,999,625
		2.00%		01/15/21	10,400,000	10,405,880
		0.10%		01/26/21	13,200,000	13,199,193
		0.10%		01/28/21	9,800,000	9,799,347
		2.13%		01/31/21	4,000,000	4,005,930
		0.10%		02/04/21	16,800,000	16,798,551
		0.10%		02/09/21	13,400,000	13,398,700
		0.09%		02/11/21	12,700,000	12,698,753
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.25%		02/15/21	13,900,000	13,933,961
		0.08%		02/16/21	11,800,000	11,798,837
		0.13%		02/16/21	10,100,000	10,098,492
		0.09%		02/18/21	11,000,000	10,998,721
		0.10%		02/18/21	116,200,000	116,185,039
		0.10%		02/23/21	13,000,000	12,998,285
		0.09%		02/23/21	26,300,000	26,296,712
		0.09%		03/02/21	14,000,000	13,998,149
		2.38%		03/15/21	27,500,000	27,617,591
		0.09%		03/25/21	7,700,000	7,698,486
		0.11%		03/30/21	13,400,000	13,396,615
		0.09%		04/22/21	7,400,000	7,397,958
		2.13%		06/30/21	8,000,000	8,078,301
		1.63%		06/30/21	12,000,000	12,088,796
		2.63%		07/15/21	36,900,000	37,386,435
		1.75%		07/31/21	6,000,000	6,056,115
		2.75%		08/15/21	12,000,000	12,193,527
		2.13%		08/15/21	5,000,000	5,061,457
		1.13%		08/31/21	18,400,000	18,521,424
		2.00%		08/31/21	5,700,000	5,769,722
		1.50%		09/30/21	4,500,000	4,545,654
		2.13%		09/30/21	6,000,000	6,088,697
		1.50%		10/31/21	20,200,000	20,428,073
		1.25%		10/31/21	32,200,000	32,501,186
		1.50%		11/30/21	6,000,000	6,074,417
						596,918,024
Total Fixed-Rate Obligations
(Cost $734,240,754)						734,240,754

Variable-Rate Obligations 29.3% of net assets
U.S. Government Agency Debt 22.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/04/21	03/03/21	11,500,000	11,500,000
(SOFR + 0.30%)		0.39%	01/04/21	04/27/21	5,000,000	5,000,000
(SOFR + 0.21%)		0.30%	01/04/21	10/28/21	2,700,000	2,700,000
(SOFR + 0.08%)		0.17%	01/04/21	03/10/22	5,200,000	5,200,000
(SOFR + 0.09%)		0.18%	01/04/21	07/25/22	4,500,000	4,499,646
(SOFR + 0.06%)		0.15%	01/04/21	10/21/22	6,400,000	6,400,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.17%)		0.06%		01/08/21	33,500,000	33,500,639
(SOFR + 0.11%)		0.20%	01/04/21	01/15/21	4,650,000	4,650,000
(SOFR + 0.04%)		0.13%	01/04/21	02/09/21	4,900,000	4,900,000
(3 mo. USD-LIBOR - 0.14%)		0.07%		02/12/21	13,500,000	13,500,000
(1 mo. USD-LIBOR - 0.05%)		0.10%	01/19/21	02/16/21	32,000,000	31,999,950
(SOFR + 0.10%)		0.19%	01/04/21	02/22/21	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.03%)		0.11%	01/25/21	02/24/21	6,500,000	6,500,000
(SOFR + 0.07%)		0.16%	01/04/21	02/26/21	5,000,000	5,000,000
(SOFR + 0.08%)		0.17%	01/04/21	03/04/21	15,100,000	15,100,000
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.14%)		0.23%	01/04/21	03/10/21	1,300,000	1,300,000
(SOFR + 0.12%)		0.21%	01/04/21	03/12/21	9,000,000	9,000,025
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/19/21	03/19/21	15,600,000	15,600,000
(1 mo. USD-LIBOR - 0.01%)		0.14%	01/05/21	04/05/21	15,800,000	15,800,000
(SOFR + 0.17%)		0.26%	01/04/21	04/09/21	2,800,000	2,800,000
(1 mo. USD-LIBOR - 0.02%)		0.13%	01/04/21	05/03/21	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.07%)		0.22%	01/04/21	05/04/21	9,700,000	9,700,000
(SOFR + 0.10%)		0.19%	01/04/21	05/07/21	2,250,000	2,250,000
(SOFR + 0.06%)		0.15%	01/04/21	05/14/21	5,000,000	5,000,000
(SOFR + 0.08%)		0.17%	01/04/21	06/11/21	7,000,000	7,000,000
(SOFR + 0.08%)		0.17%	01/04/21	07/08/21	10,750,000	10,750,000
(SOFR + 0.05%)		0.14%	01/04/21	07/16/21	9,000,000	9,000,000
(SOFR + 0.09%)		0.18%	01/04/21	09/10/21	11,400,000	11,400,000
(SOFR + 0.12%)		0.21%	01/04/21	02/28/22	10,300,000	10,300,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		0.12%	01/04/21	02/19/21	5,800,000	5,800,000
(SOFR + 0.32%)		0.41%	01/04/21	09/23/21	1,500,000	1,500,000
(SOFR + 0.15%)		0.24%	01/04/21	03/04/22	11,800,000	11,800,000
(SOFR + 0.20%)		0.29%	01/04/21	03/11/22	3,000,000	3,000,000
(SOFR + 0.19%)		0.28%	01/04/21	06/02/22	12,500,000	12,500,000
(SOFR + 0.10%)		0.19%	01/04/21	08/19/22	17,800,000	17,800,000
(SOFR + 0.10%)		0.19%	01/04/21	09/09/22	17,500,000	17,500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.30%)		0.39%	01/04/21	09/24/21	5,000,000	5,000,000
(SOFR + 0.34%)		0.43%	01/04/21	10/20/21	5,000,000	5,000,000
(SOFR + 0.35%)		0.44%	01/04/21	04/07/22	7,500,000	7,502,284
(SOFR + 0.39%)		0.48%	01/04/21	04/15/22	5,000,000	5,000,000
(SOFR + 0.24%)		0.33%	01/04/21	04/29/22	6,500,000	6,500,000
(SOFR + 0.20%)		0.29%	01/04/21	05/09/22	10,200,000	10,200,000
(SOFR + 0.19%)		0.28%	01/04/21	05/19/22	12,800,000	12,800,000
						401,252,544
U.S. Treasury Debt 3.1%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.21%	01/04/21	01/31/21	19,900,000	19,899,364
(3 mo. US TBILL + 0.14%)		0.23%	01/04/21	04/30/21	11,800,000	11,801,454
(3 mo. US TBILL + 0.30%)		0.40%	01/04/21	10/31/21	9,600,000	9,619,166
(3 mo. US TBILL + 0.15%)		0.25%	01/04/21	01/31/22	11,600,000	11,599,123
(3 mo. US TBILL + 0.11%)		0.21%	01/04/21	04/30/22	2,800,000	2,802,391
						55,721,498
Variable Rate Demand Notes 3.9%
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	800,000	800,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	1,000,000	1,000,000
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	2,400,000	2,400,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	2,100,000	2,100,000
M/F HOUSING RB (OAKMONT OF CONCORD) SERIES 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	2,000,000	2,000,000
M/F HOUSING RB (OAKMONT SR LIVING OF ESCONDIDO) SERIES 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	1,100,000	1,100,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	1,080,000	1,080,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	1,100,000	1,100,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	1,200,000	1,200,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	4,315,000	4,315,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	960,000	960,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	1,480,000	1,480,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	2,100,000	2,100,000
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	3,770,000	3,770,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.18%		01/07/21	1,100,000	1,100,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	755,000	755,000
METRO GOVERNMENT OF NASHVILLE & DAVIDSON CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
M/F HOUSING REFUNDING RB (BRENTWOOD OAKS APTS) SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	800,000	800,000
NEVADA HOUSING DIVISION
HOUSING RB (VISTA CREEK APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	1,300,000	1,300,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (SONOMA PALMS APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	1,300,000	1,300,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	1,200,000	1,200,000
NEW YORK STATE HFA
HOUSING RB (316 11TH AVE) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	4,000,000	4,000,000
HOUSING RB (360 W 43RD ST) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	2,700,000	2,700,000
HOUSING RB (39TH ST) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	1,800,000	1,800,000
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	1,000,000	1,000,000
HOUSING RB (CLINTON GREEN SOUTH) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	1,900,000	1,900,000
HOUSING RB (CLINTON GREEN) SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	3,500,000	3,500,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		01/07/21	7,200,000	7,200,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	875,000	875,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	870,000	870,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.18%		01/07/21	585,000	585,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	990,000	990,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	3,490,000	3,490,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.10%		01/07/21	800,000	800,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	1,000,000	1,000,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	1,200,000	1,200,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	900,000	900,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (BCS DEVELOPMENT) SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	2,635,000	2,635,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	880,000	880,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	1,100,000	1,100,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	985,000	985,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	780,000	780,000
						71,050,000
Total Variable-Rate Obligations
(Cost $528,024,042)						528,024,042
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.4% of net assets
U.S. Government Agency Repurchase Agreements* 23.5%
BANK OF MONTREAL
Issued 12/29/20, repurchase date 01/28/21 (Collateralized by U.S. Government Agency Securities valued at $3,090,258, 2.00% - 4.50%, due 05/15/25 - 03/15/60)		0.10%		01/07/21	3,000,075	3,000,000
BARCLAYS BANK PLC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $49,440,962, 2.00%, due 12/01/50)		0.10%		01/04/21	48,000,933	48,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Government Agency Securities valued at $17,510,376, 2.00%, due 12/01/50)		0.11%		01/05/21	17,000,364	17,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Government Agency Securities valued at $26,780,417, 2.00%, due 12/01/50)		0.08%		01/07/21	26,000,404	26,000,000
GOLDMAN SACHS & CO LLC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $42,840,049, 1.25%, due 05/15/50)		0.10%		01/04/21	42,000,817	42,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $37,740,000, 2.50% - 5.00%, due 03/15/26 - 12/20/50)		0.07%		01/04/21	37,000,288	37,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,180,000, 0.38% - 4.00%, due 12/31/25 - 12/01/44)		0.11%		01/05/21	9,000,193	9,000,000
Issued 12/24/20, repurchase date 04/06/21 (Collateralized by U.S. Government Agency Securities valued at $7,144,267, 1.55% - 6.50%, due 10/01/23 - 03/01/47)		0.25%		02/04/21	7,002,042	7,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 2.00% - 7.00%, due 10/20/28 - 11/20/50)		0.08%		01/04/21	41,000,364	41,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $31,620,023, 0.13% - 2.50%, due 01/15/28 - 02/15/45)		0.11%		01/05/21	31,000,663	31,000,000
RBC DOMINION SECURITIES INC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,491,710, 0.00% - 5.50%, due 06/03/21 - 12/01/50)		0.10%		01/04/21	50,000,972	50,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $21,420,289, 0.00% - 3.13%, due 01/14/21 - 11/15/28)		0.08%		01/04/21	21,000,187	21,000,000
ROYAL BANK OF CANADA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $76,220,593, 1.25% - 6.55%, due 07/15/28 - 01/01/58)		0.07%		01/04/21	74,000,576	74,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Government Agency Securities valued at $18,540,362, 2.50% - 6.73%, due 12/20/50 - 01/25/51)		0.10%		01/06/21	18,000,350	18,000,000
						424,000,000
U.S. Treasury Repurchase Agreements 7.9%
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,384,736, 0.13%, due 10/31/22)		0.06%		01/04/21	1,357,545	1,357,536
Issued 12/10/20, repurchase date 01/12/21 (Collateralized by U.S. Treasury Securities valued at $6,120,544, 0.13%, due 10/31/22)		0.09%		01/07/21	6,000,420	6,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,020,028, 0.63% - 1.88%, due 01/31/22 - 12/31/27)		0.06%		01/04/21	1,000,007	1,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $10,200,226, 0.25% - 4.25%, due 01/31/22 - 02/15/48)		0.07%		01/07/21	10,000,136	10,000,000
BOFA SECURITIES INC
Issued 12/17/20, repurchase date 01/19/21 (Collateralized by U.S. Treasury Securities valued at $18,360,062, 5.25%, due 11/15/28)		0.11%		01/19/21	18,001,815	18,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $84,660,000, 0.63%, due 05/15/30)		0.06%		01/04/21	83,000,553	83,000,000
JP MORGAN SECURITIES LLC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $3,060,000, 0.00% - 8.13%, due 04/06/21 - 08/15/50)		0.09%		01/05/21	3,000,053	3,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by U.S. Treasury Securities valued at $10,200,004, 1.88%, due 01/31/22)		0.07%		01/07/21	10,000,136	10,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $10,200,200, 0.13% - 6.50%, due 02/15/26 - 05/15/43)		0.08%		01/04/21	10,000,156	10,000,000
						142,357,536
Total Repurchase Agreements
(Cost $566,357,536)						566,357,536
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,262,264,796
Repurchase agreements, at cost and value (Note 2a)		566,357,536
Receivables:
Investments sold		290,002
Interest		1,680,511
Fund shares sold		1,421,431
Prepaid expenses	+	18,727
Total assets		1,832,033,003
Liabilities
Payables:
Investments bought		13,998,149
Investment adviser and administrator fees		195,754
Independent trustees’ fees		408
Fund shares redeemed		14,143,473
Distributions to shareholders		21,405
Accrued expenses	+	167,076
Total liabilities		28,526,265
Net Assets
Total assets		1,832,033,003
Total liabilities	–	28,526,265
Net assets		$1,803,506,738
Net Assets by Source
Capital received from investors		1,803,506,738

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,803,506,738		1,803,506,075		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$13,232,758
Expenses
Investment adviser and administrator fees		6,954,265
Portfolio accounting fees		121,559
Independent trustees’ fees		49,460
Custodian fees		45,595
Professional fees		44,240
Registration fees		35,995
Transfer agent fees		24,398
Shareholder reports		14,152
Other expenses	+	25,809
Total expenses		7,315,473
Expense reduction by CSIM and its affiliates	–	3,075,924
Net expenses	–	4,239,549
Net investment income		8,993,209
Realized Gains (Losses)
Net realized gains on investments		11,631
Increase in net assets resulting from operations		$9,004,840
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$8,993,209	$35,294,916
Net realized gains	+	11,631	—
Increase in net assets from operations		9,004,840	35,294,916
Distributions to Shareholders
Total distributions		($9,004,851)	($35,294,916)
Transactions in Fund Shares*
Shares sold		1,414,188,767	1,530,139,553
Shares reinvested		6,031,931	22,203,399
Shares redeemed	+	(1,688,700,492)	(499,409,670)
Net transactions in fund shares		(268,479,794)	1,052,933,282
Net Assets
Beginning of period		2,071,986,543	1,019,053,261
Total increase or decrease	+	(268,479,805)	1,052,933,282
End of period		$1,803,506,738	$2,071,986,543
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2020, the fund had investments in repurchase agreements with a gross value of $566,357,536 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Prior to September 24, 2020, the advisory and administrative service fee of the fund was as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.29%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2020, the fund waived a total of $3,075,924 in expenses: $2,812,708 was waived in accordance with the contractual expense limitation noted above and $263,216 was waived voluntarily. See Voluntary Yield Waiver/Reimbursement note below.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers Section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $75,860,975 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments was $1,828,622,332.
As of December 31, 2020, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$9,004,851
Prior fiscal year end distributions
Ordinary income	$35,294,916
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial
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Schwab Retirement Government Money Fund
Financial Notes (continued)

8. Independent Registered Public Accounting Firm (continued):
statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for the three years in the period ended December 31, 2019 and for the period from May 17, 2016 to December 31, 2016, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Retirement Government Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the fund designates 99.72% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), to reflect a reduction in the advisory fee paid by the Fund to CSIM as compensation for CSIM’s services rendered to the Fund. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Fund by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of the Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to the Fund effective September 24, 2020 and concluded that the compensation payable by the Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab Retirement Government Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

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Schwab Retirement Government Money Fund  |  Annual Report

Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-04
00256560

Annual Report  |  December 31, 2020
Schwab Variable Share Price Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The COVID-19 pandemic broadly reshaped life during 2020—in ways that are likely to reverberate well into the new year and remind us to expect the unexpected. Equity and bond markets experienced rarely seen levels of turmoil and volatility, while money market funds saw yields drop to historic lows in the face of declining interest rates. In March 2020, as the scale of the pandemic became apparent and broad swaths of the U.S. economy began to shut down, U.S. Treasuries of all maturities fell to under 1% for the first time, with the 10-year U.S. Treasury yield falling to an all-time low in mid-March. By the end of March, the U.S. Federal Reserve (Fed) lowered its policy rate to near zero. As interest rates fell and demand for safe investment harbors grew, yields on U.S. Treasury securities remained historically low. At the same time, demand for municipal money market securities declined, creating spikes in yields and reductions in liquidity. The Fed moved quickly to support money market funds in March, making several programs available that provided liquidity to the market and maintaining credit spreads at more normalized levels.
Although underlying market factors continued to improve throughout the remainder of 2020, money market yields remained near historical lows. Nevertheless, investors continued to rely on money market funds as vehicles for capital preservation and daily liquidity. At Charles Schwab Investment Management, our focus on liquidity and stability enabled us to meet our clients’ ongoing needs. We also continue to monitor yields of the Schwab Money Funds and waive fees as necessary to maintain a yield of zero or greater. Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios. As we embark on a new year, we continue to take great pride in the trust that our investors place in us and are committed to serving our clients through this extraordinarily challenging time.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Additionally, on September 24, 2020, we lowered expenses on many Schwab Money Funds share classes, simplifying our management fee structure and reducing the complexity of our operating expense ratios.”
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Previously, Mr. Menoufy was an associate portfolio manager with CSIM and held a number of positions supporting the taxable and tax-exempt money funds during his tenure at the firm. Prior to joining CSIM in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose, while demand for prime and municipal market funds fell. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The U.S. Federal Reserve (Fed) implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period.
Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows, while redemptions in prime money market funds increased. The Fed responded with a variety of measures designed to boost liquidity in prime and municipal money markets, including the creation of the Money Market Mutual Fund Liquidity Facility, which provided prime and municipal money market funds the opportunity to sell portfolio holdings, if needed. This helped to increase fund liquidity to meet redemptions and maintain required liquidity levels. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased slightly, beginning the reporting period at 35 days and ending it at 37 days despite experiencing some variation throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response—reaching a low of 18 days in April and a high of 50 days in October.

Management views and portfolio holdings may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2020

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	37 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2020 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.03%
Seven-Day Yield (without waivers)[2]	-0.04%
Seven-Day Effective Yield (with waivers)[2]	0.03%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[3]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,000.00	$0.90
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.20	$0.92

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
7
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0004	$1.0002	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0057	0.0217	0.0201	0.0103	0.0042
Net realized and unrealized gains (losses)	(0.0008)	0.0005	(0.0009)	(0.0006)	(0.0003)
Total from investment operations	0.0049	0.0222	0.0192	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0050)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Distributions from net realized gains	—	— [3]	—	—	— [3]
Total distributions	(0.0050)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0003	$1.0004	$1.0002	$1.0001	$1.0003
Total return	0.49%	2.24%	1.94%	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [5]	0.19%	0.19%	0.20% [6]	0.21% [7]
Gross operating expenses	0.31%	0.34%	0.35%	0.40%	0.44% [7]
Net investment income (loss)	0.57%	2.17%	2.01%	1.03%	0.49% [7]
Net assets, end of period (x 1,000,000)	$3,414	$5,388	$3,796	$1,327	$578

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Annualized.
8
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.8% of net assets
Asset-Backed Commercial Paper 8.5%
ALPINE SECURITIZATION LLC	a,b	0.20%		02/01/21	25,000,000	24,994,956
BEDFORD ROW FUNDING CORP	a,b	0.26%		01/27/21	4,000,000	3,999,475
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.20%		02/04/21	3,000,000	2,999,408
	a,b	0.21%		02/10/21	16,000,000	15,996,119
CAFCO LLC	a,b	0.17%		01/07/21	36,000,000	35,999,335
CHARIOT FUNDING LLC	a,b	0.21%		02/16/21	17,000,000	16,995,295
	a,b	0.20%		04/05/21	20,000,000	19,986,964
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	0.30%		01/22/21	10,000,000	9,998,973
	a	0.24%		03/15/21	1,800,000	1,799,134
CRC FUNDING LLC	a,b	0.17%		01/07/21	18,000,000	17,999,632
	a,b	0.20%		03/08/21	18,000,000	17,992,529
LMA AMERICAS LLC	a,b	0.19%		01/12/21	32,000,000	31,998,656
OLD LINE FUNDING LLC	a,b	0.21%		03/01/21	20,000,000	19,992,833
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.22%		03/02/21	17,000,000	16,994,901
	a,b	0.23%		03/08/21	20,000,000	19,992,891
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.18%		02/01/21	1,000,000	999,825
	a,b	0.25%		03/29/21	20,000,000	19,988,071
STARBIRD FUNDING CORP	a,b	0.22%		03/11/21	2,000,000	1,999,098
	a,b	0.28%		06/14/21	10,000,000	9,986,938
						290,715,033
Financial Company Commercial Paper 10.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	0.23%		06/09/21	7,000,000	6,994,462
BARCLAYS BANK UK PLC	b	0.20%		02/01/21	12,000,000	11,998,336
	b	0.22%		03/01/21	8,000,000	7,997,667
BPCE SA	b	0.20%		01/07/21	1,500,000	1,499,971
	b	0.21%		02/16/21	25,000,000	24,994,419
CITIGROUP GLOBAL MARKETS INC	b	0.20%		04/16/21	17,000,000	16,990,990
9
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD	b	0.21%		02/22/21	9,000,000	8,997,933
	b	0.20%		03/01/21	5,000,000	4,998,625
	b	0.23%		03/17/21	4,000,000	3,998,472
	b	0.22%		03/23/21	8,000,000	7,996,593
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	0.18%		01/11/21	28,000,000	27,999,187
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	0.28%		01/13/21	15,000,000	14,999,485
	b	0.20%		04/08/21	10,000,000	9,995,154
LLOYDS BANK PLC		0.20%		02/10/21	8,000,000	7,998,433
MIZUHO BANK LTD (SINGAPORE BRANCH)	b	0.19%		01/15/21	29,000,000	28,998,852
	b	0.24%		02/19/21	29,300,000	29,292,756
NATIONAL AUSTRALIA BANK LTD	b	0.20%		02/16/21	5,000,000	4,999,138
NEDERLANDSE WATERSCHAPSBANK NV	b	0.21%		02/12/21	13,000,000	12,997,485
SANTANDER UK PLC		0.19%		02/01/21	39,000,000	38,994,245
SOCIETE GENERALE SA	b	0.25%		03/22/21	18,000,000	17,990,888
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	0.25%		03/09/21	1,000,000	999,649
SVENSKA HANDELSBANKEN AB	b	0.20%		04/08/21	22,000,000	21,990,538
SWEDBANK AB		0.21%		03/11/21	2,775,000	2,774,379
		0.21%		04/05/21	36,000,000	35,984,990
TORONTO-DOMINION BANK/THE	b	0.26%		03/16/21	8,100,000	8,096,456
UNITED OVERSEAS BANK LTD	b	0.20%		02/09/21	6,000,000	5,999,053
						366,578,156
Certificates of Deposit 15.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.21%		04/05/21	22,000,000	22,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.25%		04/29/21	4,000,000	4,000,724
CITIBANK NA		0.22%		04/01/21	2,000,000	2,000,328
		0.22%		05/17/21	3,000,000	3,000,501
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.25%		01/29/21	4,000,000	4,000,677
		0.28%		02/01/21	5,000,000	5,001,057
		0.25%		02/04/21	17,000,000	17,003,404
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.20%		02/24/21	5,000,000	5,000,419
CREDIT SUISSE AG (NEW YORK BRANCH)		0.22%		02/19/21	13,000,000	13,000,936
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		0.34%		02/03/21	2,000,000	2,000,385
		0.28%		02/05/21	9,000,000	9,001,285
		0.22%		03/09/21	15,000,000	15,001,526
		0.23%		03/09/21	10,000,000	10,001,206
		0.25%		03/12/21	1,000,000	1,000,150
		0.25%		03/15/21	18,500,000	18,502,581
MIZUHO BANK LTD (NEW YORK BRANCH)		0.18%		01/12/21	6,000,000	6,000,138
10
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MUFG BANK LTD (LONDON BRANCH)		0.22%		01/29/21	5,000,000	5,000,350
		0.25%		02/24/21	15,000,000	15,001,878
		0.25%		04/29/21	4,000,000	4,000,170
MUFG BANK LTD (NEW YORK BRANCH)		0.29%		01/28/21	1,000,000	1,000,159
		0.22%		02/17/21	27,000,000	27,003,778
		0.23%		02/18/21	21,000,000	21,003,229
		0.24%		04/22/21	8,000,000	8,000,248
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.22%		02/18/21	9,000,000	9,001,531
		0.22%		02/25/21	10,000,000	10,001,944
NORINCHUKIN BANK (NEW YORK BRANCH)		0.10%		01/07/21	18,000,000	18,000,017
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.11%		01/05/21	17,000,000	17,000,035
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.22%		04/06/21	8,000,000	8,000,381
		0.22%		05/03/21	11,000,000	11,000,522
		0.24%		06/07/21	20,000,000	20,001,751
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.25%		04/20/21	5,000,000	5,000,181
		0.25%		04/23/21	8,000,000	8,000,173
		0.25%		04/28/21	14,000,000	13,999,903
		0.27%		05/21/21	1,000,000	1,000,058
		0.27%		05/26/21	21,000,000	21,001,268
		0.26%		06/07/21	1,000,000	1,000,009
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.24%		02/26/21	7,000,000	6,998,105
		0.25%		03/22/21	5,000,000	4,997,639
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.21%		05/28/21	60,000,000	60,004,156
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.25%		03/15/21	2,000,000	2,000,123
		0.20%		04/05/21	80,000,000	79,993,645
		0.24%		05/03/21	3,000,000	3,002,151
		0.25%		06/10/21	7,000,000	6,999,530
						524,528,251
Other Instruments 0.7%
BANK OF AMERICA NA		0.22%		03/04/21	5,000,000	5,000,788
		0.23%		06/01/21	20,000,000	20,003,162
						25,003,950
Non-Financial Company Commercial Paper 1.0%
TOTAL CAPITAL CANADA LTD	a,b	0.18%		01/19/21	25,000,000	24,999,023
TOYOTA CREDIT CANADA INC		0.28%		06/11/21	9,000,000	8,988,701
						33,987,724
Non-Negotiable Time Deposits 7.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.15%		01/04/21	17,000,000	17,000,000
		0.12%		01/06/21	9,000,000	8,999,999
11
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.11%		01/05/21	37,000,000	37,000,000
		0.11%		01/06/21	24,000,000	23,999,971
		0.11%		01/07/21	34,000,000	33,999,929
BANK OF NOVA SCOTIA (TORONTO BRANCH)		0.09%		01/07/21	7,000,000	6,999,966
CREDIT INDUSTRIEL ET COMMERCIAL		0.11%		01/04/21	26,000,000	26,000,000
		0.11%		01/05/21	8,000,000	8,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.09%		01/04/21	2,000,000	2,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.11%		01/06/21	27,000,000	26,999,968
		0.11%		01/07/21	7,000,000	6,999,985
ROYAL BANK OF CANADA (TORONTO BRANCH)		0.10%		01/07/21	47,000,000	46,999,836
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		0.12%		01/07/21	2,000,000	2,000,000
						246,999,654
U.S. Treasury Debt 14.1%
UNITED STATES TREASURY		0.11%		01/05/21	28,000,000	28,000,004
		0.11%		01/07/21	28,000,000	27,999,953
		0.09%		01/12/21	19,000,000	18,999,873
		0.10%		01/12/21	10,000,000	9,999,933
		0.09%		01/14/21	19,200,000	19,199,813
		0.12%		01/14/21	37,000,000	36,999,640
		2.00%		01/15/21	10,000,000	10,005,586
		0.10%		01/19/21	19,000,000	18,999,763
		0.10%		01/21/21	37,000,000	36,999,388
		0.11%		01/26/21	19,000,000	18,999,565
		0.10%		01/28/21	28,500,000	28,499,097
		0.09%		02/04/21	18,000,000	17,999,303
		0.09%		02/11/21	36,000,000	35,998,100
		0.08%		02/16/21	6,000,000	5,999,570
		0.09%		02/16/21	18,400,000	18,398,681
		0.09%		02/23/21	17,000,000	16,998,760
		0.10%		02/23/21	18,500,000	18,498,651
		0.09%		03/02/21	9,000,000	8,998,987
		0.10%		03/02/21	27,000,000	26,996,960
		0.09%		03/25/21	18,000,000	17,997,400
		0.08%		03/30/21	22,100,000	22,096,713
		0.08%		04/08/21	17,800,000	17,796,979
		0.09%		04/15/21	18,700,000	18,696,197
						481,178,916
Other Municipal Securities 0.4%
MASSACHUSETTS
TAXABLE GO RAN 2020C		0.25%		06/17/21	2,000,000	2,000,120
New York State Dormitory Auth
State Personal Income Tax RANs Series 2020B		5.00%		03/31/21	10,000,000	10,117,900
						12,118,020
12
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 3.8%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.21%		01/11/21	10,000,000	9,999,710
	b	0.21%		01/19/21	2,000,000	1,999,901
	b	0.27%		01/19/21	15,000,000	14,999,256
	b	0.26%		01/25/21	7,000,000	6,999,456
DENMARK (KINGDOM OF)		0.28%		01/04/21	4,000,000	3,999,967
EUROPEAN INVESTMENT BANK		0.18%		02/26/21	2,000,000	1,999,512
FMS WERTMANAGEMENT AOER	b	0.24%		01/21/21	5,000,000	4,999,781
	b	0.21%		03/19/21	2,000,000	1,999,188
	b	0.21%		03/22/21	1,000,000	999,586
	b	0.20%		04/19/21	7,000,000	6,995,753
	b	0.21%		04/26/21	1,000,000	999,346
KFW	b	0.20%		02/02/21	12,000,000	11,998,493
	b	0.21%		02/08/21	9,000,000	8,998,625
	b	0.22%		02/18/21	32,000,000	31,993,554
	b	0.22%		02/22/21	20,000,000	19,995,583
						128,977,711
Total Fixed-Rate Obligations
(Cost $2,110,004,070)						2,110,087,415

Variable-Rate Obligations 9.8% of net assets
Financial Company Commercial Paper 1.1%
BOFA SECURITIES INC
(SOFR + 0.15%)	b	0.24%	01/04/21	05/03/21	3,000,000	3,000,666
OVERSEA-CHINESE BANKING CORPORATION LTD
(SOFR + 0.12%)	b	0.21%	01/04/21	02/26/21	4,000,000	4,000,381
(SOFR + 0.12%)	b	0.21%	01/04/21	03/01/21	14,000,000	14,001,399
ROYAL BANK OF CANADA
(SOFR + 0.17%)	b	0.26%	01/04/21	02/22/21	3,500,000	3,500,566
(SOFR + 0.15%)	b	0.24%	01/04/21	02/26/21	9,000,000	9,001,282
(SOFR + 0.23%)	b	0.32%	01/04/21	04/08/21	5,000,000	5,002,136
						38,506,430
Certificates of Deposit 5.2%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.15%)		0.24%	01/04/21	07/09/21	20,000,000	19,998,945
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(SOFR + 0.18%)		0.27%	01/04/21	02/19/21	5,000,000	5,000,625
NATIONAL AUSTRALIA BANK LTD (NEW YORK BRANCH)
(SOFR + 0.14%)		0.23%	01/04/21	04/26/21	32,000,000	32,006,285
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.05%)		0.26%		01/25/21	16,000,000	16,000,754
(3 mo. USD-LIBOR + 0.03%)		0.26%	03/23/21	06/23/21	21,000,000	21,001,457
13
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		0.32%		01/15/21	10,000,000	10,000,319
(3 mo. USD-LIBOR + 0.08%)		0.30%		01/22/21	13,000,000	13,000,705
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.13%)		0.22%	01/04/21	01/22/21	11,000,000	11,000,659
(SOFR + 0.13%)		0.22%	01/04/21	01/25/21	49,000,000	49,003,096
						177,012,845
Variable Rate Demand Notes 3.3%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	0.24%		01/07/21	1,000,000	1,000,000
CALHOUN PORT AUTH
ENVIRONMENTAL FACILITIES RB (FORMOSA PLASTICS) SERIES 2012 (LOC: JPMORGAN CHASE BANK NA)	c	0.11%		01/07/21	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.18%		01/07/21	2,000,000	2,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	0.13%		01/07/21	1,000,000	1,000,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.13%		01/07/21	1,000,000	1,000,000
FRANKLIN CNTY
HOSPITAL FACILITIES REFUNDING RB (OHIOHEALTH) SERIES 2009B (LIQ: BARCLAYS BANK PLC)	c	0.08%		01/07/21	1,000,000	1,000,000
GIBSON CNTY
POLLUTION CONTROL RB (TOYOTA MOTOR MANUFACTURING) SERIES 2001B	c	0.10%		01/07/21	10,000,000	10,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.16%		01/07/21	1,000,000	1,000,000
ILLINOIS FINANCE AUTH
RB (ST IGNATIUS COLLEGE PREP) SERIES 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.11%		01/07/21	5,000,000	5,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.14%		01/07/21	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.22%		01/07/21	1,045,000	1,045,000
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.11%		01/07/21	5,750,000	5,750,000
NASSAU HEALTH CARE CORP
TAXABLE HEALTH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.14%		01/07/21	2,760,000	2,760,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	c	0.11%		01/07/21	1,700,000	1,700,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
HOUSING RB (250 W 93RD ST) SERIES 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.11%		01/07/21	16,350,000	16,350,000
HOUSING RB (600 W 42ND STREET) SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.11%		01/07/21	7,000,000	7,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.29%		01/07/21	5,000,000	5,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.29%		01/07/21	1,000,000	1,000,000
PAULDING CNTY HOSPITAL AUTH
REVENUE ANTICIPATION CERTIFIICATE (WELLSTAR HEALTH) SERIES 2012B (LOC: BANK OF AMERICA NA)	c	0.11%		01/07/21	42,325,000	42,325,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.11%		01/07/21	1,000,000	1,000,000
SAN FRANCISCO AIRPORT COMMISSION
REFUNDING RB SERIES 2010A1 (LOC: BANK OF AMERICA NA)	c	0.09%		01/07/21	1,950,000	1,950,000
TEXAS
GO BONDS SERIES 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c	0.11%		01/07/21	900,000	900,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.25%		01/07/21	1,000,000	1,000,000
						111,780,000
Other Instruments 0.2%
BANK OF AMERICA NA
(SOFR + 0.14%)		0.23%	01/04/21	05/03/21	2,000,000	2,000,098
(SOFR + 0.15%)		0.24%	01/04/21	05/03/21	3,000,000	3,000,246
(SOFR + 0.23%)		0.32%	01/04/21	10/15/21	3,000,000	3,000,201
						8,000,545
Total Variable-Rate Obligations
(Cost $335,280,000)						335,299,820
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.1% of net assets
U.S. Government Agency Repurchase Agreements* 14.0%
BANK OF MONTREAL
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $5,150,040, 2.00%, due 12/01/50)		0.07%		01/04/21	5,000,039	5,000,000
Issued 12/29/20, repurchase date 01/28/21 (Collateralized by U.S. Government Agency Securities valued at $6,180,515, 2.50%, due 06/01/50)		0.10%		01/07/21	6,000,150	6,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $15,300,174, 1.50% - 7.88%, due 02/15/21 - 02/01/32)		0.08%		01/04/21	15,000,133	15,000,000
BOFA SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $67,980,001, 2.69% - 4.09%, due 10/01/29 - 09/01/38)		0.08%		01/04/21	66,000,587	66,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $9,270,083, 2.00%, due 09/01/50)		0.08%		01/04/21	9,000,080	9,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $78,540,015, 3.00%, due 02/15/48)		0.07%		01/04/21	77,000,599	77,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $17,340,000, 1.38% - 7.50%, due 10/01/25 - 11/01/49)		0.11%		01/05/21	17,000,364	17,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $78,280,000, 2.00% - 8.00%, due 12/15/26 - 06/15/53)		0.08%		01/04/21	76,000,676	76,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $8,160,047, 1.50%, due 02/15/30)		0.08%		01/04/21	8,000,071	8,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by U.S. Treasury Securities valued at $10,200,011, 0.13% - 2.00%, due 01/15/30 - 02/15/50)		0.11%		01/05/21	10,000,214	10,000,000
RBC DOMINION SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $40,160,301, 0.13% - 4.50%, due 06/30/25 - 12/01/50)		0.08%		01/04/21	39,000,347	39,000,000
ROYAL BANK OF CANADA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $103,000,802, 1.25% - 4.50%, due 03/25/46 - 11/25/50)		0.07%		01/04/21	100,000,778	100,000,000
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by U.S. Government Agency Securities valued at $35,020,681, 1.00% - 6.73%, due 10/20/50 - 01/25/51)		0.10%		01/06/21	34,000,661	34,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $15,600,139, 2.00%, due 12/01/50)		0.08%		01/04/21	15,000,133	15,000,000
						477,000,000
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 8.5%
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $13,968,083, 0.13%, due 10/31/22)		0.06%		01/04/21	13,694,125	13,694,034
Issued 12/10/20, repurchase date 01/12/21 (Collateralized by U.S. Treasury Securities valued at $10,200,940, 0.13%, due 10/31/22)		0.09%		01/07/21	10,000,700	10,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,036, 0.63% - 8.13%, due 05/15/21 - 12/31/27)		0.06%		01/04/21	5,000,033	5,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $96,900,072, 0.50% - 0.63%, due 04/15/24 - 05/15/30)		0.05%		01/04/21	95,000,528	95,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $158,100,067, 2.63%, due 12/31/23)		0.06%		01/04/21	155,001,033	155,000,000
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $10,200,046, 3.13%, due 11/15/28)		0.06%		01/04/21	10,000,067	10,000,000
						288,694,034
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $33,351,298, 2.65% - 4.25%, due 11/26/29 - 12/26/42)		0.20%		01/05/21	29,001,128	29,000,072
Issued 10/13/20, repurchase date 01/11/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,359,833, 3.75% - 12.00%, due 04/25/24 - 08/25/31)		0.38%		01/11/21	9,008,550	8,999,977
Issued 11/17/20, repurchase date 02/16/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,377,793, 1.08% - 3.63%, due 07/15/22 - 12/15/50)		0.36%		02/04/21	27,021,330	26,993,317
BOFA SECURITIES INC
Issued 12/16/20, repurchase date 03/16/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,332,940, 1.31%, due 06/01/46)		0.26%		02/04/21	6,002,167	6,000,986
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,184, 2.38% - 4.70%, due 08/26/29 - 04/23/48)		0.18%		01/05/21	5,000,175	5,000,004
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,180, 4.63%, due 01/15/25)		0.18%		01/06/21	2,000,070	2,000,000
Issued 12/31/20, repurchase date 01/07/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,200,148, 2.38% - 6.50%, due 06/20/27 - 08/26/29)		0.18%		01/07/21	4,000,140	4,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/20, repurchase date 01/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $24,150,738, 0.00% - 5.68%, due 05/15/24 - 08/25/60)		0.22%		01/06/21	21,000,898	20,999,599
Issued 09/29/20, repurchase date 02/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,851, 5.01% - 8.00%, due 08/28/23 - 06/25/37)		0.46%		02/01/21	2,003,194	1,999,752
Issued 11/30/20, repurchase date 03/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,850, 9.35%, due 03/15/27)		0.38%		03/01/21	2,001,921	1,999,082
Issued 11/30/20, repurchase date 03/30/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,203,667, 0.00% - 4.36%, due 07/25/24 - 06/25/46)		0.41%		03/30/21	8,010,933	7,994,926
JP MORGAN SECURITIES LLC
Issued 09/01/20, repurchase date 02/26/21 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,741,123, 0.00% - 12.00%, due 06/25/21 - 12/31/99)		0.55%		02/26/21	23,062,547	22,996,339
RBC CAPITAL MARKETS LLC
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,286, 0.59% - 7.30%, due 01/19/21 - 07/01/54)		0.20%		01/05/21	7,000,272	7,000,017
Issued 12/02/20, repurchase date 03/02/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,203,173, 0.63% - 4.82%, due 01/19/21 - 02/01/38)		0.30%		02/04/21	4,002,133	4,000,831
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,150,064, 6.15%, due 05/21/48)		0.18%		01/04/21	3,000,060	3,000,000
Issued 12/29/20, repurchase date 01/05/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,235, 3.60% - 3.80%, due 05/15/24 - 10/01/60)		0.23%		01/05/21	5,000,224	4,999,949
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 10/23/20, repurchase date 04/21/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,460,721, 2.87% - 7.50%, due 09/15/27 - 03/17/44)		0.66%		04/05/21	16,048,107	15,998,107
Issued 12/02/20, repurchase date 06/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,078,635, 2.87% - 5.65%, due 11/25/25 - 11/25/48)		0.68%		04/05/21	20,046,844	19,995,165
						192,978,123
Total Repurchase Agreements
(Cost $958,694,034)						958,672,157
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $752,226,720 or 22.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2020, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at value (cost $2,445,284,070)		$2,445,387,235
Repurchase agreements, at value (cost $958,694,034)		958,672,157
Receivables:
Fund shares sold		22,951,412
Interest		834,818
Prepaid expenses	+	86,744
Total assets		3,427,932,366
Liabilities
Payables:
Investment adviser and administrator fees		414,085
Independent trustees’ fees		260
Fund shares redeemed		13,192,632
Distributions to shareholders		27,736
Accrued expenses	+	253,119
Total liabilities		13,887,832
Net Assets
Total assets		3,427,932,366
Total liabilities	–	13,887,832
Net assets		$3,414,044,534
Net Assets by Source
Capital received from investors		3,414,181,435
Total distributable loss		(136,901)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$3,414,044,534		3,412,863,932		$1.0003

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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$33,566,985
Expenses
Investment adviser and administrator fees		13,242,088
Registration fees		189,610
Portfolio accounting fees		168,957
Custodian fees		121,315
Independent trustees’ fees		54,686
Professional fees		51,331
Transfer agent fees		43,017
Shareholder reports		17,869
Other expenses	+	52,478
Total expenses		13,941,351
Expense reduction by CSIM and its affiliates	–	5,711,135
Net expenses	–	8,230,216
Net investment income		25,336,769
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(218,189)
Net change in unrealized appreciation (depreciation) on investments	+	(330,708)
Net realized and unrealized losses		(548,897)
Increase in net assets resulting from operations		$24,787,872
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$25,336,769	$99,711,868
Net realized gains (losses)		(218,189)	26,652
Net change in unrealized appreciation (depreciation)	+	(330,708)	637,292
Increase in net assets from operations		24,787,872	100,375,812
Distributions to shareholders
Ultra Shares		(25,338,672)	(99,718,370)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		6,236,367,663	$6,239,237,354	8,358,847,259	$8,361,765,604
Shares Reinvested
Ultra Shares		22,053,966	22,064,043	80,944,871	80,972,813
Shares Redeemed
Ultra Shares	+	(8,231,758,002)	(8,234,862,074)	(6,849,037,330)	(6,851,404,558)
Net transactions in fund shares		(1,973,336,373)	($1,973,560,677)	1,590,754,800	$1,591,333,859
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,386,200,305	$5,388,156,011	3,795,445,505	$3,796,164,710
Total increase or decrease	+	(1,973,336,373)	(1,974,111,477)	1,590,754,800	1,591,991,301
End of period		3,412,863,932	$3,414,044,534	5,386,200,305	$5,388,156,011
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Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2020, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2020, the fund had investments in repurchase agreements with a gross value of $958,672,157 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.
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Financial Notes (continued)

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
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Financial Notes (continued)

3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Prior to September 24, 2020, the advisory and administrative service fee of the fund was as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.30%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2020, the fund waived a total of $5,711,135 in expenses: $5,390,986 was waived in accordance with the contractual expense limitation noted above and $320,149 was waived voluntarily. See Voluntary Yield Waiver/Reimbursement note below.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of December 31, 2020:
Underlying Fund
Schwab Balanced Fund	0.4%
Schwab MarketTrack Balanced Portfolio	0.5%
Schwab MarketTrack Conservative Portfolio	0.3%
Schwab MarketTrack Growth Portfolio	0.7%
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.5%
Schwab Target 2025 Fund	0.4%
Schwab Target 2030 Fund	0.4%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.2%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.2%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%
*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $68,978,880 and includes realized gains (losses) of $0.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$3,403,978,104
Gross unrealized appreciation	$122,218
Gross unrealized depreciation	(40,930)
Net unrealized appreciation (depreciation)	$81,288
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation (depreciation) on investments	$81,288
Capital loss carryforwards	(218,189)
Total	($136,901)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had capital loss carryforwards of $218,189 available to offset future net capital gains.
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Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$25,338,672
Prior fiscal year end distributions
Ordinary income	$99,718,370
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for the three years in the period ended December 31, 2019 and for the period from February 25, 2016 to December 31, 2016, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the fund designates 99.86% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Variable Share Price Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), to reflect a reduction in the advisory fee paid by the Fund to CSIM as compensation for CSIM’s services rendered to the Fund. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Fund by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of the Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to the Fund effective September 24, 2020 and concluded that the compensation payable by the Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab Variable Share Price Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Variable Share Price Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Variable Share Price Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2020 Schwab Funds. All rights reserved.

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Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-04
00256561

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f) (1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees		(b)Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019
$343,000	$478,376	$ 0	$ 0	$ 31,000	$ 31,993	$ 0	$ 0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2020: $3,577,864                                 2019: $31,993

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

      Not applicable.

Item 6:	Schedule of Investments.

      The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

      Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 17, 2021